(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Floating Rate High Income

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Floating Rate High Income Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income as reflected in its yield to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Life of fund
Fidelity® Adv Floating Rate High Income - CL A	3.17%	4.10%
Fidelity Adv Floating Rate High Income - CL A (incl. 3.75% sales charge)	-0.70%	0.20%
CSFB Leveraged Loan Plus	2.10%	2.74%
High Current Yield Funds Average	-0.17%	n/a*

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months or since the fund started on August 16, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Credit Suisse First Boston Leveraged Loan Index Plus - a market value-weighted index designed to represent the investable universe of the U.S. dollar denominated leveraged loan market. To measure how Class A's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 394 mutual funds. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

* Not available

Semiannual Report

Fidelity Advisor Floating Rate High Income Fund - Class A
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Floating Rate High Income Fund - Class A on August 16, 2000, when the fund started, and the current 3.75% sales charge was paid. As the chart shows, by April 30, 2001, the value of the investment would have grown to $10,020 - a 0.20% increase on the initial investment. For comparison, look at how the CSFB Leveraged Loan Plus Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,274 - a 2.74% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor Floating Rate High Income Fund - Class A
Performance - continued

Total Return Components

	Six months ended April 30,	August 16, 2000 (commencement of operations) to October 31,
	2001	2000
Dividend returns	3.77%	1.50%
Capital returns	-0.60%	-0.60%
Total returns	3.17%	0.90%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Life of class
Dividends per share	5.34¢	37.03¢	51.99¢
Annualized dividend rate	6.58%	7.54%	7.44%
30-day annualized yield	6.47%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $9.88 over the past one month, $9.91 over the past six months and $9.93 over the life of the class. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A' s current 3.75% sales charge. If Fidelity had not reimbursed certain class expenses, the yield would have been 6.21%.

Semiannual Report

Fidelity Advisor Floating Rate High Income Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income as reflected in its yield to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Life of fund
Fidelity Adv Floating Rate High Income - CL T	3.03%	3.93%
Fidelity Adv Floating Rate High Income - CL T (incl. 2.75% sales charge)	0.20%	1.07%
CSFB Leveraged Loan Plus	2.10%	2.74%
High Current Yield Fund Average	-0.17%	n/a*

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, or since the fund started on August 16, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Credit Suisse First Boston Leveraged Loan Index Plus - a market value-weighted index designed to represent the investable universe of the U.S. dollar denominated leveraged loan market. To measure how Class T's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 394 mutual funds. These benchmarks include reinvested dividends and capital gains, if any.

* Not available

Semiannual Report

Fidelity Advisor Floating Rate High Income Fund - Class T
Performance - continued

Average Annual Total Returns

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

Semiannual Report

Fidelity Advisor Floating Rate High Income Fund - Class T
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Floating Rate High Income Fund - Class T on August 16, 2000, when the fund started, and the current 2.75% sales charge was paid. As the chart shows, by April 30, 2001, the value of the investment would have grown to $10,107 - a 1.07% increase on the initial investment. For comparison, look at how the CSFB Leveraged Loan Plus Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,274 - a 2.74% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor Floating Rate High Income Fund - Class T
Performance - continued

Total Return Components

	Six months ended April 30,	August 16, 2000 (commencement of operations) to October 31,
	2001	2000
Dividend returns	3.73%	1.48%
Capital returns	-0.70%	-0.60%
Total returns	3.03%	0.88%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Life of class
Dividends per share	5.27¢	36.68¢	51.39¢
Annualized dividend rate	6.49%	7.46%	7.36%
30-day annualized yield	6.45%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $9.88 over the past one month, $9.91 over the past six months and $9.92 over the life of the class. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 2.75% sales charge. If Fidelity had not reimbursed certain class expenses, the yield would have been 6.16%.

Semiannual Report

Fidelity Advisor Floating Rate High Income Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income as reflected in its yield to measure performance. Class B shares' contingent deferred sales charges included in the past six months and life of fund total return figures are 3.50% and 3.50%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Life of fund
Fidelity Adv Floating Rate High Income - CL B	2.78%	3.60%
Fidelity Adv Floating Rate High Income - CL B (incl. contingent deferred sales charge)	-0.69%	0.14%
CSFB Leveraged Loan Plus	2.10%	2.74%
High Current Yield Funds Average	-0.17%	n/a*

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months or since the fund started on August 16, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Credit Suisse First Boston Leveraged Loan Index Plus - a market value-weighted index designed to represent the investable universe of the U.S. dollar denominated leveraged loan market. To measure how Class B's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 394 mutual funds. These benchmarks include reinvested dividends and capital gains, if any.

* Not available

Semiannual Report

Fidelity Advisor Floating Rate High Income Fund - Class B
Performance - continued

Average Annual Total Returns

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

Semiannual Report

Fidelity Advisor Floating Rate High Income Fund - Class B
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Floating Rate High Income Fund - Class B on August 16, 2000, when the fund started. As the chart shows, by April 30, 2001, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $10,014 - a 0.14% increase on the initial investment. For comparison, look at how the CSFB Leveraged Loan Plus Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,274 - a 2.74% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor Floating Rate High Income Fund - Class B
Performance - continued

Total Return Components

	Six months ended April 30,	August 16, 2000 (commencement of operations) to October 31,
	2001	2000
Dividend returns	3.48%	1.39%
Capital returns	-0.70%	-0.60%
Total returns	2.78%	0.79%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Life of class
Dividends per share	4.90¢	34.26¢	48.15¢
Annualized dividend rate	6.03%	6.97%	6.89%
30-day annualized yield	6.17%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $9.88 over the past one month, $9.91 over the past six months and $9.92 over the life of the class. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge. If Fidelity had not reimbursed certain class expenses, the yield would have been 5.89%.

Semiannual Report

Fidelity Advisor Floating Rate High Income Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income as reflected in its yield to measure performance. Class C shares' contingent deferred sales charges included in the past six months and life of fund total return figures are 1% and 1%, respectively. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Life of fund
Fidelity Adv Floating Rate High Income - CL C	2.84%	3.62%
Fidelity Adv Floating Rate High Income - CL C (incl. contingent deferred sales charge)	1.84%	2.63%
CSFB Leveraged Loan Plus	2.10%	2.74%
High Current Yield Funds Average	-0.17%	n/a*

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, or since the fund started on August 16, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to the performance of the Credit Suisse First Boston Leveraged Loan Index Plus - a market value-weighted index designed to represent the investable universe of the U.S. dollar denominated leveraged loan market. To measure how Class C's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 394 mutual funds. These benchmarks include reinvested dividends and capital gains, if any.

* Not available

Semiannual Report

Fidelity Advisor Floating Rate High Income Fund - Class C
Performance - continued

Average Annual Total Returns

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

Semiannual Report

Fidelity Advisor Floating Rate High Income Fund - Class C
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Floating Rate High Income Fund - Class C on August 16, 2000, when the fund started. As the chart shows, by April 30, 2001, the value of the investment, including the effect of the applicable contingent deferred sales charge, would have grown to $10,263 - a 2.63% increase on the initial investment. For comparison, look at how the CSFB Leveraged Loan Plus Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,274 - a 2.74% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor Floating Rate High Income Fund - Class C
Performance - continued

Total Return Components

	Six months ended April 30,	August 16, 2000 (commencement of operations) to October 31,
	2001	2000
Dividend returns	3.44%	1.36%
Capital returns	-0.60%	-0.60%
Total returns	2.84%	0.76%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effect of sales charges.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Life of class
Dividends per share	4.81¢	33.83¢	47.37¢
Annualized dividend rate	5.92%	6.88%	6.78%
30-day annualized yield	6.06%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $9.88 over the past one month, $9.92 over the past six months and $9.93 over the life of the class. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge. If Fidelity had not reimbursed certain class expenses, the yield would have been 5.79%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

The leveraged loan market, as measured by the CSFB Leveraged Loan Index Plus, generated a 2.10% return during the six-month period that ended April 30, 2001, despite increased interest-rate volatility and widening credit spreads. Leveraged loans benefited from the combination of seniority, security and floating rates, which helped reduce their price volatility as credit quality deteriorated. The default rate - a measure of the percentage of high-yield companies that are unable or unwilling to service their debt - stood at 8.9% in April, up from 6.2% six months ago and 4.4% a year earlier. The demand for leveraged loans continued to outpace supply, adding a level of support to the market. The supply of new issues declined 27% year-over-year. That was due in large part to a slowdown in merger and acquisition activity and heightened investor concerns surrounding the fundamentals of the telecommunications sector. However, demand strengthened as investors sought refuge from the turbulent stock and high-yield bond markets. At the end of the period, the 90-day London Interbank Offered Rate (LIBOR) was approximately 4.3%, suggesting that BB-rated bank debt yielded around 7.6%, while lower-quality B-rated debt yielded around 8.2%. Because the coupons on leveraged loans are reset quarterly, the floating rate feature helped limit the effects of interest-rate fluctuations.

(Portfolio Manager photograph)
An interview with Christine McConnell, Portfolio Manager of Fidelity Advisor Floating Rate High Income Fund

Q. How did the fund perform, Christine?

A. For the six-month period that ended April 30, 2001, the fund's Class A, Class T, Class B and Class C shares provided total returns of 3.17%, 3.03%, 2.78% and 2.84%, respectively. The fund's benchmark, the CSFB Leveraged Loan Index Plus, returned 2.10%. To get a sense of how the fund did relative to its competitors, the high current yield funds average returned -0.17% for the same six-month period, according to Lipper Inc. Since the fund's inception on August 16, 2000, through April 30, 2001, the fund's Class A, Class T, Class B and Class C shares provided total returns of 4.10%, 3.93%, 3.60% and 3.62%, respectively. For the same period, the CSFB index returned 2.74%. Lipper does not calculate a life of fund comparison.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What factors helped the fund outpace its peers and the CSFB index during the past six months?

A. The key contributor to performance during this period was good credit selection. The fund avoided a number of credit problems by focusing on higher-quality, defensive credits with good collateral protection. Most bank debt is secured by a collateral package, which often includes the receivables, inventory, property, plant and equipment, and real estate of a company. This security interest protects investors' downside in the event of a distressed situation and helps to maximize what might be recovered. Recognizing that value could be found across a broad spectrum of investments, I also focused on diversification, dividing investments among growth companies, well-capitalized leverage buyouts and old economy and asset-rich cyclical companies, such as those in the paper industry. I also sought diversification among issuers and industries.

Q. Can you give us a rundown of some of the specific higher-quality, defensive investments you're referring to?

A. Certainly. One of the fund's largest investments and best performers during the period was cable television systems operator Charter Communications, with approximately 6.3 million subscribers. The cable TV sector in general tended to have recession-resistant cash flows and strong underlying asset protection. I also built positions in the health care and utility sectors, both of which performed reasonably well during the period. In the health care sector, renal care company DaVita was one of the top performers. In the energy sector, AES New York, which appeared poised to benefit from reduced capacity and higher demand for electricity in the Northeast, was a large holding and strong performer.

Q. How did you position the fund in the telecommunications sector, which makes up a large portion of the leveraged loan market?

A. In the hotly debated telecommunications sector, I took a cautious approach. Relative to the CSFB index, I overweighted wireless companies such as VoiceStream Wireless, which is in the process of merging with Deutsche Telecom. I also built positions in telecommunications tower companies, including Crown Castle and American Towers, where the replacement value of the towers they own handily exceeds their bank debt. On the flip side, I underweighted the long haul carriers and the competitive local exchange carriers (CLECs).

Q. What's your outlook?

A. I plan to remain defensive on the economy in general, looking for declining consumer confidence and rising unemployment to translate into slower purchasing in the auto, housing and retail sectors. In addition, I expect corporate profits to remain weak through the balance of the year. However, I would expect that the current low interest-rate environment, coupled with a repriced stock market, to eventually lead to more merger and acquisition (M&A) activity once people gain confidence that we are at or near the bottom. More M&A activity, in turn, tends to bring new bank loans to the market, which should help restore the balance between supply and demand.

Semiannual Report

Fund Talk: The Manager's Overview - continued

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income

Start date: August 16, 2000

Size: as of April 30, 2001, more than $384 million

Manager: Christine McConnell, since inception; joined Fidelity in 1987

3

Christine McConnell on the potential advantages of floating rate high-income funds:

"The past six months provided a useful demonstration of how floating rate high-income funds can provide yield enhancement and relatively stable net asset value even amid problems in the stock and high-yield bond markets and heightened interest-rate volatility. There are two basic reasons for that stability.

"First, the senior claim of bank debt helps reduce the underlying credit risk and, consequently, the price volatility of the fund. Bank debt typically is the most senior claim in a company's capital structure and gets paid back first before other subordinate issues such as high-yield bonds, common stock and preferred stocks. Bank debt also has limited interest-rate sensitivity. As floating rate instruments, their coupons are reset quarterly to reflect the existing 90-day London Interbank Offered Rate (LIBOR) plus a premium ranging from 250 to 375 basis points, or 2.5% to 3.75%. Because the coupons are reset so frequently, this floating rate feature limits the interest-rate volatility of a security."

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2001
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Charter Communication Operating LLC	4.6	5.6
VoiceStream PCS Holding LLC	3.8	4.9
Western Wireless Corp.	3.1	1.4
AES New York Funding	2.5	0.0
Nextel Finance Co.	2.3	3.4
	16.3
Top Five Market Sectors as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	24.8	24.8
Cable TV	8.0	9.8
Chemicals	6.2	7.2
Healthcare	4.5	4.3
Electric Utilities	4.3	1.9
Quality Diversification as of April 30, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	3.1	1.0
Baa	1.8	0.0
Ba	27.9	30.1
B	11.1	17.8
Caa, Ca, C	0.4	0.0
Not Rated	32.4	33.6

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P® ratings. Unrated debt securities that are equivalent to Ba and below at April 30, 2001 and
October 31, 2000 account for 32.4% and 33.6% respectively of the fund's investments.

Asset Allocation (% of fund's net assets)
As of April 30, 2001 *		As of October 31, 2000 **
	Floating Rate Loans 70.1%		Floating Rate Loans 75.3%
	Nonconvertible Bonds 8.1%		Nonconvertible Bonds 4.8%
	Other Investments 0.2%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 21.6%		Short-Term Investments and Net Other Assets 19.9%
* Foreign investments	3.6%	** Foreign investments	3.9%

Effective with this report, industry classifications follow Merrill Lynch industry sector classifications. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new classifications.

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (g) - 70.1%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Auto Parts Distribution - 0.1%
Exide Corp. Tranche B term loan 9.1289% 3/18/05 (e)	-	$ 590,667	$ 534,554
Automotive - 1.2%
SPX Corp.:
Tranche B term loan 7.3155% 12/31/06 (e)	Ba2	1,500,000	1,496,250
Tranche C term loan 7.625% 12/31/07 (e)	-	2,992,500	2,988,759
			4,485,009
Broadcasting - 3.4%
Citadel Broadcasting Co. Tranche B term loan 8.4375% 6/30/08 (e)	BB-	3,099,355	3,099,355
Emmis Communications Corp. Tranche B term loan 8.3125% 8/31/09 (e)	Ba2	2,000,000	1,990,000
LIN Television Corp. Tranche B term loan 7.289% 9/30/07 (e)	-	4,000,000	3,990,000
Telemundo Group, Inc. Tranche B term loan 6.985% 3/31/07 (e)	B1	1,190,932	1,184,977
Young Broadcasting, Inc. Tranche B term loan 7.8125% 12/31/06 (e)	-	2,888,372	2,873,930
			13,138,262
Building Materials - 0.2%
Collins & Aikman Floorcoverings, Inc. Tranche B term loan 8.908% 1/25/08 (e)	-	994,665	984,718
Cable TV - 8.0%
Century Cable Holdings LLC Tranche B term loan 7.61% 6/30/09 (e)	-	6,000,000	5,992,500
Century-TCI California L.P. Tranche B term loan 7.7% 12/31/07 (e)	Ba3	1,000,000	1,000,000
Charter Communication Operating LLC Tranche B term loan 6.91% 3/18/08 (e)	Ba3	18,000,000	17,864,999
Pegasus Media & Communications, Inc. Tranche B term loan 8% 4/30/05 (e)	-	5,985,000	5,955,075
			30,812,574
Capital Goods - 1.3%
Acterna LLC Tranche B term loan 8.1525% 9/30/07 (e)	-	486,267	447,366
Blount, Inc. Tranche B term loan 9.1969% 6/30/06 (e)	B1	711,342	647,321
Floating Rate Loans (g) - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Capital Goods - continued
Dresser, Inc. Tranche B term loan 8.56% 4/10/09 (e)	-	$ 3,000,000	$ 3,030,000
Flowserve Corp. Tranche B term loan 8.6013% 6/30/08 (e)	-	1,000,000	1,006,250
			5,130,937
Chemicals - 5.8%
CP Kelco:
Tranche B term loan 8.6288% 3/31/08 (e)	B1	532,500	519,188
Tranche C term loan 8.8788% 9/30/08 (e)	B1	177,500	173,063
Huntsman Corp. Tranche C term loan 8.75% 12/31/05 (e)	-	3,000,000	2,850,000
Huntsman ICI Chemicals LLC sr. secured:
Tranche B term loan 7.4681% 6/30/07 (e)	-	3,237,374	3,265,701
Tranche C term loan 8.1257% 6/30/08 (e)	-	3,237,374	3,265,701
Lyondell Chemical Co. sr. secured Tranche E term loan 8.5152% 5/17/06 (e)	-	6,768,533	6,963,128
PMD Group, Inc. Tranche B term loan 8.625% 9/30/08 (e)	-	3,000,000	3,030,000
Resolution Performance Products LLC Tranche B term loan 8.74% 11/14/08 (e)	Ba3	2,111,286	2,132,399
			22,199,180
Consumer Products - 1.2%
Sealy Mattress Co.:
Tranche B term loan 7.0625% 12/15/04 (e)	Ba3	1,134,117	1,138,370
Tranche C term loan 7.3125% 12/15/05 (e)	Ba3	817,510	820,576
Tranche D term loan 7.5625% 12/15/06 (e)	Ba3	1,044,925	1,048,843
The Scotts Co. Tranche B term loan 7.4051% 12/31/07 (e)	Ba3	1,750,000	1,767,500
			4,775,289
Containers - 0.9%
Ball Corp. Tranche B term loan 6.75% 3/10/06 (e)	Ba2	994,911	999,886
Packaging Corp. of America Tranche B term loan 6.5% 6/29/07 (e)	-	427,580	427,580
U.S. Can Corp. Tranche B term loan 8.3369% 10/4/08 (e)	-	2,193,889	2,180,177
			3,607,643
Diversified Financial Services - 0.3%
United Rentals, Inc. Tranche B term loan 7.51% 6/30/05 (e)	-	1,000,000	1,005,000
Floating Rate Loans (g) - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Drug Stores - 1.7%
Duane Reade, Inc.:
Tranche B term loan 7.7544% 2/15/05 (e)	-	$ 2,989,730	$ 2,997,205
Tranche C term loan 7.8709% 2/15/06 (e)	-	1,792,110	1,796,591
Rite Aid Corp. term loan:
8.6875% 8/15/02 (e)	-	829,374	804,493
8.7568% 8/15/02 (e)	-	1,000,000	960,000
			6,558,289
Electric Utilities - 2.5%
AES New York Funding Tranche B term loan 7.5625% 5/14/02 (e)	-	9,500,000	9,500,000
Environmental - 1.5%
Allied Waste North America, Inc.:
Tranche B term loan 7.7894% 7/21/06 (e)	Ba3	2,703,205	2,679,552
Tranche C term loan 8.0651% 7/21/07 (e)	Ba3	3,243,846	3,215,462
			5,895,014
Food/Beverage/Tobacco - 2.4%
Del Monte Corp. Tranche B term loan 7.5% 3/25/05 (e)	-	5,979,486	5,979,486
UST, Inc. Tranche B term loan 7.7875% 2/16/05 (e)	A2	2,989,988	3,034,837
			9,014,323
Healthcare - 4.5%
Caremark Rx, Inc. term loan 8.04% 3/15/06 (e)	-	2,000,000	2,012,500
DaVita, Inc. term loan 9.1875% 3/31/06 (e)	Ba2	2,273,809	2,025,887
Oxford Health Plans, Inc. Tranche B term loan 8.801% 6/30/06 (e)	-	1,937,500	1,947,188
Quest Diagnostics, Inc.:
Tranche B term loan 8.5095% 6/15/06 (e)	Ba3	3,570,287	3,588,138
Tranche C term loan 9.4067% 6/15/06 (e)	Ba3	3,291,068	3,307,523
Unilab Corp. Tranche B term loan 8.375% 11/23/06 (e)	B1	4,236,092	4,283,748
			17,164,984
Hotels - 1.8%
KSL Recreation Group, Inc. Tranche C term loan 8.345% 12/21/06 (e)	-	2,000,000	2,010,000
Starwood Hotels & Resorts Worldwide, Inc. term loan 7.5262% 2/23/03 (e)	-	4,000,000	4,015,000
Wyndham International, Inc. term loan 9.1875% 6/30/04 (e)	-	1,000,000	982,500
			7,007,500
Floating Rate Loans (g) - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Leisure - 1.8%
Six Flags Theme Park, Inc. Tranche B term loan 8.33% 9/30/05 (e)	Ba2	$ 6,750,000	$ 6,817,500
Metals/Mining - 0.5%
P&L Coal Holdings Corp. Tranche B term loan 7.0625% 6/30/06 (e)	-	1,705,485	1,705,485
Paper - 3.0%
Riverwood International Corp. Tranche C term loan 8.7% 8/31/04 (e)	B1	3,621,356	3,662,096
Stone Container Corp.:
Tranche C term loan 8.4686% 10/1/03 (e)	B+	1,171,538	1,181,789
Tranche D term loan 8.4688% 10/1/03 (e)	Ba3	3,651,406	3,651,406
Tranche E term loan 8.4685% 10/1/03 (e)	B+	3,080,081	3,095,481
			11,590,772
Publishing/Printing - 1.1%
Advanstar Communications, Inc. Tranche B term loan 8.69% 10/11/07 (e)	-	2,114,286	2,119,571
PRIMEDIA, Inc. Tranche B term loan 7.435% 7/31/04 (e)	Ba3	2,243,719	2,243,719
			4,363,290
Railroad - 1.0%
Kansas City Southern Railway Co.:
Tranche A term loan 7.9322% 12/30/05 (e)	Ba1	1,933,333	1,923,667
Tranche B term loan 7.9099% 12/29/06 (e)	Ba1	1,795,500	1,791,011
			3,714,678
Restaurants - 1.3%
Domino's, Inc.:
Tranche B term loan 8.3452% 12/21/06 (e)	-	1,470,350	1,477,701
Tranche C term loan 8.5877% 12/21/07 (e)	-	1,473,820	1,481,189
Tricon Global Restaurants, Inc. Tranche B term loan 5.2902% 10/2/02 (e)	Baa3	2,000,000	1,970,000
			4,928,890
Services - 1.8%
Iron Mountain, Inc. Tranche B term loan 8.7015% 2/28/06 (e)	-	6,987,494	7,057,369
Technology - 0.2%
Exodus Communications, Inc. Tranche B term loan 8.9767% 10/31/07 (e)	B+	850,000	847,875
Floating Rate Loans (g) - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Telecommunications - 22.4%
American Tower LP:
Tranche A term loan 7.6457% 6/30/07 (e)	Ba3	$ 3,750,000	$ 3,721,875
Tranche B term loan 8.01% 12/31/07 (e)	-	5,000,000	5,000,000
Cook Inlet/Voicestream Operating Co. LLC Tranche A term loan 8.25% 12/31/07 (e)	B2	1,000,000	1,000,000
Crown Castle Operating Co. Tranche B term loan 7.22% 3/15/08 (e)	Ba3	8,500,000	8,521,250
Global Crossing Holdings Ltd. Tranche B term loan 7.09% 6/30/06 (e)	-	3,000,000	2,940,000
Insight Midwest Holdings LLC Tranche B term loan 8.1875% 12/31/09 (e)	-	8,500,000	8,542,500
McLeodUSA, Inc. Tranche B term loan 9.21% 5/31/08 (e)	Ba2	1,000,000	950,000
Nextel Finance Co.:
Tranche B term loan 8.7875% 6/30/08 (e)	Ba2	4,250,000	3,952,500
Tranche C term loan 9.025% 12/31/08 (e)	Ba2	4,250,000	3,952,500
Tranche D term loan 8.4% 3/31/09 (e)	-	1,000,000	920,000
Powertel, Inc. Tranche A term loan 7.9375% 12/31/05 (e)	-	926,136	916,874
Spectrasite Communications, Inc. Tranche B term loan 8.5644% 6/30/06 (e)	-	2,500,000	2,456,250
TeleCorp PCS, Inc. Tranche B term loan 7.9% 1/17/08 (e)	B2	3,000,000	2,910,000
Time Warner Telecom Holdings Tranche B term loan 8.74% 3/31/08 (e)	BB-	1,500,000	1,492,500
Tritel Holding Corp. Tranche B term loan 9.52% 12/31/07 (e)	B2	3,000,000	2,985,000
Triton PCS, Inc. Tranche B term loan 8.3438% 2/4/07 (e)	-	9,000,000	8,820,000
VoiceStream PCS Holding LLC:
Tranche A term loan 7.67% 12/31/06 (e)	B1	2,000,000	1,985,000
Tranche B term loan 7.84% 2/25/09 (e)	B+	12,800,000	12,736,000
WCI Capital Corp. Tranche B term loan 13.25% 9/30/07 (e)	B2	500,000	150,000
Western Wireless Corp.:
Tranche A term loan 6.505% 3/31/08 (e)	Ba2	8,500,000	8,457,500
Tranche B term loan 7.53% 9/30/08 (e)	Ba2	3,500,000	3,513,125
			85,922,874
Floating Rate Loans (g) - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Textiles & Apparel - 0.2%
Pillowtex Corp. Tranche A term loan 8.2076% 1/31/02 (e)	Caa2	$ 1,000,000	$ 650,000
TOTAL FLOATING RATE LOANS (Cost $271,182,164)			269,412,009
Nonconvertible Bonds - 8.1%
Chemicals - 0.4%
Methanex Corp. yankee 7.4% 8/15/02	Ba1	1,500,000	1,477,500
Diversified Financial Services - 0.5%
GS Escrow Corp. 6.75% 8/1/01	Ba1	2,000,000	1,999,760
Electric Utilities - 1.8%
AES Corp. 8.75% 12/15/02	Ba1	1,000,000	1,015,000
CMS Energy Corp. 8.125% 5/15/02	Ba3	5,058,000	5,070,645
Pacific Gas & Electric Co.:
6.75% 10/1/23	B3	285,000	222,300
7.05% 3/1/24	B3	1,000,000	810,000
			7,117,945
Energy - 1.3%
Cliffs Drilling Co. 10.25% 5/15/03	Baa3	5,000,000	5,125,000
Food/Beverage/Tobacco - 0.7%
Canandaigua Brands, Inc. 8.75% 12/15/03	B1	2,500,000	2,518,750
Gaming - 0.3%
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	1,000,000	1,062,500
Paper - 0.7%
Container Corp. of America 9.75% 4/1/03	B2	2,650,000	2,706,313
Telecommunications - 2.4%
British Telecommunications PLC 7.615% 12/15/03 (e)	A2	5,000,000	5,040,300
France Telecom SA 6.3075% 3/14/03 (d)(e)	A3	4,000,000	4,038,136
			9,078,436
TOTAL NONCONVERTIBLE BONDS (Cost $31,114,048)			31,086,204
Commercial Mortgage Securities - 0.2%

CS First Boston Mortgage Securities Corp. Series 2000-FL1 Class F, 9.2159% 9/15/03 (e)(f) (Cost $958,932)	Ba2	1,000,000	950,000
Common Stocks - 0.0%
	Shares	Value (Note 1)
Auto Parts Distribution - 0.0%
Exide Corp. warrants 3/18/06 (a) (Cost $2)	1,884	$ 6,594
Cash Equivalents - 23.9%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 4.52%, dated 4/30/01 due:
5/1/01	$ 32,826,121	32,822,000
5/1/01	8,693,091	8,692,000
	Shares
Fidelity Money Market Central Fund, 5.18% (c)	50,277,923	50,277,923
TOTAL CASH EQUIVALENTS (Cost $91,791,923)		91,791,923
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $395,047,069)		393,246,730
NET OTHER ASSETS - (2.3)%		(9,009,077)
NET ASSETS - 100%		$ 384,237,653
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,038,136 or 1.1% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
CS First Boston Mortgage Securities Corp. Series 2000-FL1 Class F, 9.2159% 9/15/03	12/21/00	$ 952,969

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	3.1%	AAA, AA, A	4.4%
Baa	1.8%	BBB	0.4%
Ba	26.7%	BB	15.3%
B	6.6%	B	13.4%
Caa	0.4%	CCC	0.3%
Ca, C	0.0%	CC, C	0.0%
		D	0.2%
The percentage not rated by Moody's or S&P amounted to 32.4%. FMR has determined that unrated debt securities that are lower quality account for 32.4% of the total value of investment in securities.
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $395,029,252. Net unrealized depreciation aggregated $1,782,522, of which $659,940 related to appreciated investment securities and $2,442,462 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $5,000 all of which will expire on October 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $41,514,000) (cost $395,047,069) - See accompanying schedule		$ 393,246,730
Cash		450,852
Receivable for investments sold		990,244
Receivable for fund shares sold		5,127,105
Interest receivable		2,507,502
Redemption fees receivable		45
Prepaid expenses		12,749
Total assets		402,335,227
Liabilities
Payable for investments purchased	$ 16,661,213
Payable for fund shares redeemed	565,541
Distributions payable	475,974
Accrued management fee	120,889
Distribution fees payable	185,898
Other payables and accrued expenses	88,059
Total liabilities		18,097,574
Net Assets		$ 384,237,653
Net Assets consist of:
Paid in capital		$ 386,223,735
Distributions in excess of net investment income		(1,220)
Accumulated undistributed net realized gain (loss) on investments		(184,523)
Net unrealized appreciation (depreciation) on investments		(1,800,339)
Net Assets		$ 384,237,653

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($35,448,536 ÷ 3,589,387 shares)	$9.88
Maximum offering price per share (100/96.25 of $9.88)	$10.26
Class T: Net Asset Value and redemption price per share ($56,209,274 ÷ 5,694,353 shares)	$9.87
Maximum offering price per share (100/97.25 of $9.87)	$10.15
Class B: Net Asset Value and offering price per share ($92,967,264 ÷ 9,419,150 shares) A	$9.87
Class C: Net Asset Value and offering price per share ($194,743,270 ÷ 19,716,465 shares) A	$9.88
Institutional Class: Net Asset Value, offering price and redemption price per share ($4,869,309 ÷ 493,353 shares)	$9.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Interest		$ 8,756,112
Expenses
Management fee	$ 745,086
Transfer agent fees	165,703
Distribution fees	673,340
Accounting fees and expenses	55,400
Non-interested trustees' compensation	223
Custodian fees and expenses	7,656
Registration fees	150,071
Audit	17,347
Legal	653
Interest	1,442
Miscellaneous	1,142
Total expenses before reductions	1,818,063
Expense reductions	(434,350)	1,383,713
Net investment income		7,372,399
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(179,823)
Change in net unrealized appreciation (depreciation) on investment securities		(1,565,132)
Net gain (loss)		(1,744,955)
Net increase (decrease) in net assets resulting from operations		$ 5,627,444

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	August 16, 2000 (commencement of operations) to October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 7,372,399	$ 808,453
Net realized gain (loss)	(179,823)	(5,558)
Change in net unrealized appreciation (depreciation)	(1,565,132)	(235,207)
Net increase (decrease) in net assets resulting from operations	5,627,444	567,688
Distributions to shareholders from net investment income	(7,389,758)	(791,456)
Share transactions - net increase (decrease)	279,342,762	106,824,265
Redemption fees	51,063	5,645
Total increase (decrease) in net assets	277,631,511	106,606,142
Net Assets
Beginning of period	106,606,142	-
End of period (including under (over) distribution of net investment income of $(1,220) and $16,139, respectively)	$ 384,237,653	$ 106,606,142

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	October 31,
	(Unaudited)	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income D	.347	.136
Net realized and unrealized gain (loss)	(.039)	(.047)
Total from investment operations	.308	.089
Less Distributions
From net investment income	(.370)	(.150)
Redemption fees added to paid in capital	.002	.001
Net asset value, end of period	$ 9.880	$ 9.940
Total Return B, C	3.17%	0.90%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 35,449	$ 9,409
Ratio of expenses to average net assets	.81% A, F	.78% A, F
Ratio of net investment income to average net assets	7.23% A	7.21% A
Portfolio turnover rate	40% A	12% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2001	October 31,
	(Unaudited)	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income D	.346	.131
Net realized and unrealized gain (loss)	(.051)	(.045)
Total from investment operations	.295	.086
Less Distributions
From net investment income	(.367)	(.147)
Redemption fees added to paid in capital	.002	.001
Net asset value, end of period	$ 9.870	$ 9.940
Total Return B, C	3.03%	0.88%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 56,209	$ 24,571
Ratio of expenses to average net assets	.89% A, F	.93% A, F
Ratio of net investment income to average net assets	7.15% A	7.06% A
Portfolio turnover rate	40% A	12% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	October 31,
	(Unaudited)	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income D	.320	.134
Net realized and unrealized gain (loss)	(.049)	(.056)
Total from investment operations	.271	.078
Less Distributions
From net investment income	(.343)	(.139)
Redemption fees added to paid in capital	.002	.001
Net asset value, end of period	$ 9.870	$ 9.940
Total Return B, C	2.78%	0.79%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 92,967	$ 24,044
Ratio of expenses to average net assets	1.37% A, F	1.23% A , F
Ratio of expenses to average net assets after expense reductions	1.36% A, G	1.23% A
Ratio of net investment income to average net assets	6.68% A	6.75% A
Portfolio turnover rate	40% A	12% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not reflect the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2001	October 31,
	(Unaudited)	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income D	.315	.125
Net realized and unrealized gain (loss)	(.039)	(.051)
Total from investment operations	.276	.074
Less Distributions
From net investment income	(.338)	(.135)
Redemption fees added to paid in capital	.002	.001
Net asset value, end of period	$ 9.880	$ 9.940
Total Return B, C	2.84%	0.76%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 194,743	$ 47,708
Ratio of expenses to average net assets	1.47% A, F	1.44% A, F
Ratio of expenses to average net assets after expense reductions	1.46% A, G	1.44% A
Ratio of net investment income to average net assets	6.58% A	6.55% A
Portfolio turnover rate	40% A	12% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not reflect the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	October 31,
	(Unaudited)	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income D	.352	.151
Net realized and unrealized gain (loss)	(.049)	(.058)
Total from investment operations	.303	.093
Less Distributions
From net investment income	(.375)	(.154)
Redemption fees added to paid in capital	.002	.001
Net asset value, end of period	$ 9.870	$ 9.940
Total Return B, C	3.11%	0.94%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,869	$ 875
Ratio of expenses to average net assets	.69% A, F	.49% A, F
Ratio of net investment income to average net assets	7.35% A	7.50% A
Portfolio turnover rate	40% A	12% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Floating Rate High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund except for the cost of registering and qualifying shares of each class for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities - continued

Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $950,000 or 0.2% of net assets.

Loans and Other Direct Debt Instruments. The fund invests in loans and loan participations, trade claims or other receivables, which may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. At period end, the fund had no investments in loan participations or loans involving standby financing commitments.

3. Purchases and Sales of Investments.

Purchases and sales of securities,(including principal repayments of floating rate loans) other than short-term securities, aggregated $252,875,160 and $34,989,427, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .55%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .68% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee.

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.70%*
Class C	.80%**

* .55% represents a distribution fee and .15% represents a shareholder service fee.

** .55% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 14,633	$ 138
Class T	49,794	25
Class B	171,285	134,581
Class C	437,628	387,880
	$ 673,340	$ 522,624

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within 15 months of purchase. Contingent deferred sales charges are based on declining rates ranging from 3.50% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 110,092	$ 82,661
Class T	121,023	58,479
Class B	74,722	74,722 *
Class C	82,135	82,135 *
	$ 387,972	$ 297,997

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 16,980	.18 *
Class T	31,890	.16 *
Class B	35,791	.15 *
Class C	76,901	.14 *
Institutional Class	4,141	.33 *
	$ 165,703

* Annualized

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Money Market Central Fund. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Money Market Central Fund (the Central Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Central Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Central Fund is principally used for the fund's strategic allocations to money market investments. The Central Fund seeks preservation of capital, liquidity, and current income and does not pay a management fee. Income distributions from the Central Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $9,028,000. The weighted average interest rate was 5.75%.

7. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	0.60% - 0.90%	$ 39,974
Class T	0.70% - 1.00%	83,354
Class B	1.15% - 1.45%	93,851
Class C	1.25% - 1.55%	206,690
Institutional Class	0.45% - 0.75%	6,726
		$ 430,595

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

Effective June 1, 2001, Class A, Class T, Class B, Class C and Institutional Class expense limitations were changed from 0.90%, 1.00%, 1.45%, 1.55% and 0.75% to 1.10%, 1.20%, 1.65%, 1.75% and 0.95% of each class' average net assets, respectively.

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $63 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $3,692 under the custodian arrangement.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2001	August 16, 2000 (commencement of operations) to October 31, 2000
From net investment income
Class A	$ 698,865	$ 64,668
Class T	1,441,292	160,974
Class B	1,610,270	230,804
Class C	3,549,472	325,083
Institutional Class	89,859	9,927
Total	$ 7,389,758	$ 791,456

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2001	2000 A	2001	2000 A

Class A Shares sold	3,052,292	956,032	$ 30,233,971	$ 9,517,522
Reinvestment of distributions	51,236	5,713	507,326	56,832
Shares redeemed	(460,433)	(15,453)	(4,559,796)	(153,810)
Net increase (decrease)	2,643,095	946,292	$ 26,181,501	$ 9,420,544
Class T Shares sold	4,459,353	2,479,164	$ 44,182,537	$ 24,685,030
Reinvestment of distributions	121,263	13,624	1,200,446	135,516
Shares redeemed	(1,357,947)	(21,104)	(13,447,462)	(209,675)
Net increase (decrease)	3,222,669	2,471,684	$ 31,935,521	$ 24,610,871
Class B Shares sold	7,869,168	2,777,776	$ 77,936,876	$ 27,690,876
Reinvestment of distributions	108,271	20,634	1,071,434	205,302
Shares redeemed	(977,637)	(379,062)	(9,690,213)	(3,767,960)
Net increase (decrease)	6,999,802	2,419,348	$ 69,318,097	$ 24,128,218
Class C Shares sold	16,329,385	4,923,527	$ 161,867,510	$ 49,034,923
Reinvestment of distributions	258,860	28,548	2,564,217	283,958
Shares redeemed	(1,669,665)	(154,190)	(16,540,036)	(1,532,861)
Net increase (decrease)	14,918,580	4,797,885	$ 147,891,691	$ 47,786,020
Institutional Class Shares sold	422,271	89,211	$ 4,184,049	$ 890,224
Reinvestment of distributions	7,618	843	75,371	8,388
Shares redeemed	(24,582)	(2,008)	(243,468)	(20,000)
Net increase (decrease)	405,307	88,046	$ 4,015,952	$ 878,612

A Share transactions for the period August 16, 2000 (commencement of operations) to October 31, 2000

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AFR-SANN-0601 135428
1.757235.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Floating Rate High Income

Fund - Institutional Class

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Floating Rate High Income Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income as reflected in its yield to measure performance. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Life of fund
Fidelity® Adv Floating Rate High Income - Inst CL	3.11%	4.08%
CSFB Leveraged Loan Plus	2.10%	2.74%
High Current Yield Funds Average	-0.17%	n/a*

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months or since the fund started on August 16, 2000. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Credit Suisse First Boston Leveraged Loan Index Plus - a market value-weighted index designed to represent the investable universe of the U.S. dollar denominated leveraged loan market. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 394 mutual funds. These benchmarks include reinvested dividends and capital gains, if any.

Average Annual Total Returns

Average annual total returns take Institutional Class shares' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year. These numbers will be reported once the fund is a year old.

* Not available

Semiannual Report

Fidelity Advisor Floating Rate High Income Fund -
Institutional Class
Performance - continued

$10,000 Over Life of Fund

$10,000 Over Life of Fund: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Floating Rate High Income Fund - Institutional Class on August 16, 2000, when the fund started. As the chart shows, by April 30, 2001, the value of the investment would have grown to $10,408 - a 4.08% increase on the initial investment. For comparison, look at how the CSFB Leveraged Loan Plus Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,274 - a 2.74% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor Floating Rate High Income Fund -
Institutional Class
Performance - continued

Total Return Components

	Six months ended April 30, 2001	August 16, 2000 (commencement of operations) to October 31, 2000
Dividend returns	3.81%	1.54%
Capital returns	-0.70%	-0.60%
Total returns	3.11%	0.94%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Life of class
Dividends per share	5.47¢	37.47¢	52.84¢
Annualized dividend rate	6.74%	7.62%	7.57%
30-day annualized yield	6.89%	-	-

Dividends per share show the income paid by the class for a set period. The annual dividend rate is based on an average share price of $9.88 over the past one month, $9.91 over the past six months and $9.92 over the life of the class. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain class expenses, the yield would have been 6.50%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

The leveraged loan market, as measured by the CSFB Leveraged Loan Index Plus, generated a 2.10% return during the six-month period that ended April 30, 2001, despite increased interest-rate volatility and widening credit spreads. Leveraged loans benefited from the combination of seniority, security and floating rates, which helped reduce their price volatility as credit quality deteriorated. The default rate - a measure of the percentage of high-yield companies that are unable or unwilling to service their debt - stood at 8.9% in April, up from 6.2% six months ago and 4.4% a year earlier. The demand for leveraged loans continued to outpace supply, adding a level of support to the market. The supply of new issues declined 27% year-over-year. That was due in large part to a slowdown in merger and acquisition activity and heightened investor concerns surrounding the fundamentals of the telecommunications sector. However, demand strengthened as investors sought refuge from the turbulent stock and high-yield bond markets. At the end of the period, the 90-day London Interbank Offered Rate (LIBOR) was approximately 4.3%, suggesting that BB-rated bank debt yielded around 7.6%, while lower-quality B-rated debt yielded around 8.2%. Because the coupons on leveraged loans are reset quarterly, the floating rate feature helped limit the effects of interest-rate fluctuations.

(Portfolio Manager photograph)
An interview with Christine McConnell, Portfolio Manager of Fidelity Advisor Floating Rate High Income Fund

Q. How did the fund perform, Christine?

A. For the six-month period that ended April 30, 2001, the fund's Institutional Class shares provided a total return of 3.11%. To get a sense of how the fund did relative to its competitors, the high current yield funds average returned -0.17% for the same six-month period, according to Lipper Inc. The fund's benchmark, the CSFB Leveraged Loan Index Plus returned 2.10%. From the fund's inception on August 16, 2000 through April 30, 2001, the fund's Institutional Class shares provided a total return of 4.08%, while the CSFB index returned 2.74%. Lipper does not calculate a life of fund comparison.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What factors helped the fund outpace its peers and the CSFB index during the past six months?

A. The key contributor to performance during this period was good credit selection. The fund avoided a number of credit problems by focusing on higher-quality, defensive credits with good collateral protection. Most bank debt is secured by a collateral package, which often includes the receivables, inventory, property, plant and equipment, and real estate of a company. This security interest protects investors' downside in the event of a distressed situation and helps to maximize what might be recovered. Recognizing that value could be found across a broad spectrum of investments, I also focused on diversification, dividing investments among growth companies, well-capitalized leverage buyouts and old economy and asset-rich cyclical companies, such as those in the paper industry. I also sought diversification among issuers and industries.

Q. Can you give us a rundown of some of the specific higher-quality, defensive investments you're referring to?

A. Certainly. One of the fund's largest investments and best performers during the period was cable television systems operator Charter Communications, with approximately 6.3 million subscribers. The cable TV sector in general tended to have recession-resistant cash flows and strong underlying asset protection. I also built positions in the health care and utility sectors, both of which performed reasonably well during the period. In the health care sector, renal care company DaVita was one of the top performers. In the energy sector, AES New York, which appeared poised to benefit from reduced capacity and higher demand for electricity in the Northeast, was a large holding and strong performer.

Q. How did you position the fund in the telecommunications sector, which makes up a large portion of the leveraged loan market?

A. In the hotly debated telecommunications sector, I took a cautious approach. Relative to the CSFB index, I overweighted wireless companies such as VoiceStream Wireless, which is in the process of merging with Deutsche Telecom. I also built positions in telecommunications tower companies, including Crown Castle and American Towers, where the replacement value of the towers they own handily exceeds their bank debt. On the flip side, I underweighted the long haul carriers and the competitive local exchange carriers (CLECs).

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What's your outlook?

A. I plan to remain defensive on the economy in general, looking for declining consumer confidence and rising unemployment to translate into slower purchasing in the auto, housing and retail sectors. In addition, I expect corporate profits to remain weak through the balance of the year. However, I would expect that the current low interest-rate environment, coupled with a repriced stock market, to eventually lead to more merger and acquisition (M&A) activity once people gain confidence that we are at or near the bottom. More M&A activity, in turn, tends to bring new bank loans to the market, which should help restore the balance between supply and demand.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income

Start date: August 16, 2000

Size: as of April 30, 2001, more than $384 million

Manager: Christine McConnell, since inception; joined Fidelity in 1987

3

Christine McConnell on the potential advantages of floating rate high-income funds:

"The past six months provided a useful demonstration of how floating rate high-income funds can provide yield enhancement and relatively stable net asset value even amid problems in the stock and high-yield bond markets and heightened interest-rate volatility. There are two basic reasons for that stability.

"First, the senior claim of bank debt helps reduce the underlying credit risk and, consequently, the price volatility of the fund. Bank debt typically is the most senior claim in a company's capital structure and gets paid back first before other subordinate issues such as high-yield bonds, common stock and preferred stocks. Bank debt also has limited interest-rate sensitivity. As floating rate instruments, their coupons are reset quarterly to reflect the existing 90-day London Interbank Offered Rate (LIBOR) plus a premium ranging from 250 to 375 basis points, or 2.5% to 3.75%. Because the coupons are reset so frequently, this floating rate feature limits the interest-rate volatility of a security."

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2001
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Charter Communication Operating LLC	4.6	5.6
VoiceStream PCS Holding LLC	3.8	4.9
Western Wireless Corp.	3.1	1.4
AES New York Funding	2.5	0.0
Nextel Finance Co.	2.3	3.4
	16.3
Top Five Market Sectors as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	24.8	24.8
Cable TV	8.0	9.8
Chemicals	6.2	7.2
Healthcare	4.5	4.3
Electric Utilities	4.3	1.9
Quality Diversification as of April 30, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	3.1	1.0
Baa	1.8	0.0
Ba	27.9	30.1
B	11.1	17.8
Caa, Ca, C	0.4	0.0
Not Rated	32.4	33.6

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P® ratings. Unrated debt securities that are equivalent to Ba and below at April 30, 2001 and
October 31, 2000 account for 32.4% and 33.6% respectively of the fund's investments.

Asset Allocation (% of fund's net assets)
As of April 30, 2001 *		As of October 31, 2000 **
	Floating Rate Loans 70.1%		Floating Rate Loans 75.3%
	Nonconvertible Bonds 8.1%		Nonconvertible Bonds 4.8%
	Other Investments 0.2%		Other Investments 0.0%
	Short-Term Investments and Net Other Assets 21.6%		Short-Term Investments and Net Other Assets 19.9%
* Foreign investments	3.6%	** Foreign investments	3.9%

Effective with this report, industry classifications follow Merrill Lynch industry sector classifications. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new classifications.

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Floating Rate Loans (g) - 70.1%
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Auto Parts Distribution - 0.1%
Exide Corp. Tranche B term loan 9.1289% 3/18/05 (e)	-	$ 590,667	$ 534,554
Automotive - 1.2%
SPX Corp.:
Tranche B term loan 7.3155% 12/31/06 (e)	Ba2	1,500,000	1,496,250
Tranche C term loan 7.625% 12/31/07 (e)	-	2,992,500	2,988,759
			4,485,009
Broadcasting - 3.4%
Citadel Broadcasting Co. Tranche B term loan 8.4375% 6/30/08 (e)	BB-	3,099,355	3,099,355
Emmis Communications Corp. Tranche B term loan 8.3125% 8/31/09 (e)	Ba2	2,000,000	1,990,000
LIN Television Corp. Tranche B term loan 7.289% 9/30/07 (e)	-	4,000,000	3,990,000
Telemundo Group, Inc. Tranche B term loan 6.985% 3/31/07 (e)	B1	1,190,932	1,184,977
Young Broadcasting, Inc. Tranche B term loan 7.8125% 12/31/06 (e)	-	2,888,372	2,873,930
			13,138,262
Building Materials - 0.2%
Collins & Aikman Floorcoverings, Inc. Tranche B term loan 8.908% 1/25/08 (e)	-	994,665	984,718
Cable TV - 8.0%
Century Cable Holdings LLC Tranche B term loan 7.61% 6/30/09 (e)	-	6,000,000	5,992,500
Century-TCI California L.P. Tranche B term loan 7.7% 12/31/07 (e)	Ba3	1,000,000	1,000,000
Charter Communication Operating LLC Tranche B term loan 6.91% 3/18/08 (e)	Ba3	18,000,000	17,864,999
Pegasus Media & Communications, Inc. Tranche B term loan 8% 4/30/05 (e)	-	5,985,000	5,955,075
			30,812,574
Capital Goods - 1.3%
Acterna LLC Tranche B term loan 8.1525% 9/30/07 (e)	-	486,267	447,366
Blount, Inc. Tranche B term loan 9.1969% 6/30/06 (e)	B1	711,342	647,321
Floating Rate Loans (g) - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Capital Goods - continued
Dresser, Inc. Tranche B term loan 8.56% 4/10/09 (e)	-	$ 3,000,000	$ 3,030,000
Flowserve Corp. Tranche B term loan 8.6013% 6/30/08 (e)	-	1,000,000	1,006,250
			5,130,937
Chemicals - 5.8%
CP Kelco:
Tranche B term loan 8.6288% 3/31/08 (e)	B1	532,500	519,188
Tranche C term loan 8.8788% 9/30/08 (e)	B1	177,500	173,063
Huntsman Corp. Tranche C term loan 8.75% 12/31/05 (e)	-	3,000,000	2,850,000
Huntsman ICI Chemicals LLC sr. secured:
Tranche B term loan 7.4681% 6/30/07 (e)	-	3,237,374	3,265,701
Tranche C term loan 8.1257% 6/30/08 (e)	-	3,237,374	3,265,701
Lyondell Chemical Co. sr. secured Tranche E term loan 8.5152% 5/17/06 (e)	-	6,768,533	6,963,128
PMD Group, Inc. Tranche B term loan 8.625% 9/30/08 (e)	-	3,000,000	3,030,000
Resolution Performance Products LLC Tranche B term loan 8.74% 11/14/08 (e)	Ba3	2,111,286	2,132,399
			22,199,180
Consumer Products - 1.2%
Sealy Mattress Co.:
Tranche B term loan 7.0625% 12/15/04 (e)	Ba3	1,134,117	1,138,370
Tranche C term loan 7.3125% 12/15/05 (e)	Ba3	817,510	820,576
Tranche D term loan 7.5625% 12/15/06 (e)	Ba3	1,044,925	1,048,843
The Scotts Co. Tranche B term loan 7.4051% 12/31/07 (e)	Ba3	1,750,000	1,767,500
			4,775,289
Containers - 0.9%
Ball Corp. Tranche B term loan 6.75% 3/10/06 (e)	Ba2	994,911	999,886
Packaging Corp. of America Tranche B term loan 6.5% 6/29/07 (e)	-	427,580	427,580
U.S. Can Corp. Tranche B term loan 8.3369% 10/4/08 (e)	-	2,193,889	2,180,177
			3,607,643
Diversified Financial Services - 0.3%
United Rentals, Inc. Tranche B term loan 7.51% 6/30/05 (e)	-	1,000,000	1,005,000
Floating Rate Loans (g) - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Drug Stores - 1.7%
Duane Reade, Inc.:
Tranche B term loan 7.7544% 2/15/05 (e)	-	$ 2,989,730	$ 2,997,205
Tranche C term loan 7.8709% 2/15/06 (e)	-	1,792,110	1,796,591
Rite Aid Corp. term loan:
8.6875% 8/15/02 (e)	-	829,374	804,493
8.7568% 8/15/02 (e)	-	1,000,000	960,000
			6,558,289
Electric Utilities - 2.5%
AES New York Funding Tranche B term loan 7.5625% 5/14/02 (e)	-	9,500,000	9,500,000
Environmental - 1.5%
Allied Waste North America, Inc.:
Tranche B term loan 7.7894% 7/21/06 (e)	Ba3	2,703,205	2,679,552
Tranche C term loan 8.0651% 7/21/07 (e)	Ba3	3,243,846	3,215,462
			5,895,014
Food/Beverage/Tobacco - 2.4%
Del Monte Corp. Tranche B term loan 7.5% 3/25/05 (e)	-	5,979,486	5,979,486
UST, Inc. Tranche B term loan 7.7875% 2/16/05 (e)	A2	2,989,988	3,034,837
			9,014,323
Healthcare - 4.5%
Caremark Rx, Inc. term loan 8.04% 3/15/06 (e)	-	2,000,000	2,012,500
DaVita, Inc. term loan 9.1875% 3/31/06 (e)	Ba2	2,273,809	2,025,887
Oxford Health Plans, Inc. Tranche B term loan 8.801% 6/30/06 (e)	-	1,937,500	1,947,188
Quest Diagnostics, Inc.:
Tranche B term loan 8.5095% 6/15/06 (e)	Ba3	3,570,287	3,588,138
Tranche C term loan 9.4067% 6/15/06 (e)	Ba3	3,291,068	3,307,523
Unilab Corp. Tranche B term loan 8.375% 11/23/06 (e)	B1	4,236,092	4,283,748
			17,164,984
Hotels - 1.8%
KSL Recreation Group, Inc. Tranche C term loan 8.345% 12/21/06 (e)	-	2,000,000	2,010,000
Starwood Hotels & Resorts Worldwide, Inc. term loan 7.5262% 2/23/03 (e)	-	4,000,000	4,015,000
Wyndham International, Inc. term loan 9.1875% 6/30/04 (e)	-	1,000,000	982,500
			7,007,500
Floating Rate Loans (g) - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Leisure - 1.8%
Six Flags Theme Park, Inc. Tranche B term loan 8.33% 9/30/05 (e)	Ba2	$ 6,750,000	$ 6,817,500
Metals/Mining - 0.5%
P&L Coal Holdings Corp. Tranche B term loan 7.0625% 6/30/06 (e)	-	1,705,485	1,705,485
Paper - 3.0%
Riverwood International Corp. Tranche C term loan 8.7% 8/31/04 (e)	B1	3,621,356	3,662,096
Stone Container Corp.:
Tranche C term loan 8.4686% 10/1/03 (e)	B+	1,171,538	1,181,789
Tranche D term loan 8.4688% 10/1/03 (e)	Ba3	3,651,406	3,651,406
Tranche E term loan 8.4685% 10/1/03 (e)	B+	3,080,081	3,095,481
			11,590,772
Publishing/Printing - 1.1%
Advanstar Communications, Inc. Tranche B term loan 8.69% 10/11/07 (e)	-	2,114,286	2,119,571
PRIMEDIA, Inc. Tranche B term loan 7.435% 7/31/04 (e)	Ba3	2,243,719	2,243,719
			4,363,290
Railroad - 1.0%
Kansas City Southern Railway Co.:
Tranche A term loan 7.9322% 12/30/05 (e)	Ba1	1,933,333	1,923,667
Tranche B term loan 7.9099% 12/29/06 (e)	Ba1	1,795,500	1,791,011
			3,714,678
Restaurants - 1.3%
Domino's, Inc.:
Tranche B term loan 8.3452% 12/21/06 (e)	-	1,470,350	1,477,701
Tranche C term loan 8.5877% 12/21/07 (e)	-	1,473,820	1,481,189
Tricon Global Restaurants, Inc. Tranche B term loan 5.2902% 10/2/02 (e)	Baa3	2,000,000	1,970,000
			4,928,890
Services - 1.8%
Iron Mountain, Inc. Tranche B term loan 8.7015% 2/28/06 (e)	-	6,987,494	7,057,369
Technology - 0.2%
Exodus Communications, Inc. Tranche B term loan 8.9767% 10/31/07 (e)	B+	850,000	847,875
Floating Rate Loans (g) - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Telecommunications - 22.4%
American Tower LP:
Tranche A term loan 7.6457% 6/30/07 (e)	Ba3	$ 3,750,000	$ 3,721,875
Tranche B term loan 8.01% 12/31/07 (e)	-	5,000,000	5,000,000
Cook Inlet/Voicestream Operating Co. LLC Tranche A term loan 8.25% 12/31/07 (e)	B2	1,000,000	1,000,000
Crown Castle Operating Co. Tranche B term loan 7.22% 3/15/08 (e)	Ba3	8,500,000	8,521,250
Global Crossing Holdings Ltd. Tranche B term loan 7.09% 6/30/06 (e)	-	3,000,000	2,940,000
Insight Midwest Holdings LLC Tranche B term loan 8.1875% 12/31/09 (e)	-	8,500,000	8,542,500
McLeodUSA, Inc. Tranche B term loan 9.21% 5/31/08 (e)	Ba2	1,000,000	950,000
Nextel Finance Co.:
Tranche B term loan 8.7875% 6/30/08 (e)	Ba2	4,250,000	3,952,500
Tranche C term loan 9.025% 12/31/08 (e)	Ba2	4,250,000	3,952,500
Tranche D term loan 8.4% 3/31/09 (e)	-	1,000,000	920,000
Powertel, Inc. Tranche A term loan 7.9375% 12/31/05 (e)	-	926,136	916,874
Spectrasite Communications, Inc. Tranche B term loan 8.5644% 6/30/06 (e)	-	2,500,000	2,456,250
TeleCorp PCS, Inc. Tranche B term loan 7.9% 1/17/08 (e)	B2	3,000,000	2,910,000
Time Warner Telecom Holdings Tranche B term loan 8.74% 3/31/08 (e)	BB-	1,500,000	1,492,500
Tritel Holding Corp. Tranche B term loan 9.52% 12/31/07 (e)	B2	3,000,000	2,985,000
Triton PCS, Inc. Tranche B term loan 8.3438% 2/4/07 (e)	-	9,000,000	8,820,000
VoiceStream PCS Holding LLC:
Tranche A term loan 7.67% 12/31/06 (e)	B1	2,000,000	1,985,000
Tranche B term loan 7.84% 2/25/09 (e)	B+	12,800,000	12,736,000
WCI Capital Corp. Tranche B term loan 13.25% 9/30/07 (e)	B2	500,000	150,000
Western Wireless Corp.:
Tranche A term loan 6.505% 3/31/08 (e)	Ba2	8,500,000	8,457,500
Tranche B term loan 7.53% 9/30/08 (e)	Ba2	3,500,000	3,513,125
			85,922,874
Floating Rate Loans (g) - continued
Moody's Ratings (unaudited) (b)		Principal Amount	Value (Note 1)
Textiles & Apparel - 0.2%
Pillowtex Corp. Tranche A term loan 8.2076% 1/31/02 (e)	Caa2	$ 1,000,000	$ 650,000
TOTAL FLOATING RATE LOANS (Cost $271,182,164)			269,412,009
Nonconvertible Bonds - 8.1%
Chemicals - 0.4%
Methanex Corp. yankee 7.4% 8/15/02	Ba1	1,500,000	1,477,500
Diversified Financial Services - 0.5%
GS Escrow Corp. 6.75% 8/1/01	Ba1	2,000,000	1,999,760
Electric Utilities - 1.8%
AES Corp. 8.75% 12/15/02	Ba1	1,000,000	1,015,000
CMS Energy Corp. 8.125% 5/15/02	Ba3	5,058,000	5,070,645
Pacific Gas & Electric Co.:
6.75% 10/1/23	B3	285,000	222,300
7.05% 3/1/24	B3	1,000,000	810,000
			7,117,945
Energy - 1.3%
Cliffs Drilling Co. 10.25% 5/15/03	Baa3	5,000,000	5,125,000
Food/Beverage/Tobacco - 0.7%
Canandaigua Brands, Inc. 8.75% 12/15/03	B1	2,500,000	2,518,750
Gaming - 0.3%
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	1,000,000	1,062,500
Paper - 0.7%
Container Corp. of America 9.75% 4/1/03	B2	2,650,000	2,706,313
Telecommunications - 2.4%
British Telecommunications PLC 7.615% 12/15/03 (e)	A2	5,000,000	5,040,300
France Telecom SA 6.3075% 3/14/03 (d)(e)	A3	4,000,000	4,038,136
			9,078,436
TOTAL NONCONVERTIBLE BONDS (Cost $31,114,048)			31,086,204
Commercial Mortgage Securities - 0.2%

CS First Boston Mortgage Securities Corp. Series 2000-FL1 Class F, 9.2159% 9/15/03 (e)(f) (Cost $958,932)	Ba2	1,000,000	950,000
Common Stocks - 0.0%
	Shares	Value (Note 1)
Auto Parts Distribution - 0.0%
Exide Corp. warrants 3/18/06 (a) (Cost $2)	1,884	$ 6,594
Cash Equivalents - 23.9%
	Maturity Amount
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 4.52%, dated 4/30/01 due:
5/1/01	$ 32,826,121	32,822,000
5/1/01	8,693,091	8,692,000
	Shares
Fidelity Money Market Central Fund, 5.18% (c)	50,277,923	50,277,923
TOTAL CASH EQUIVALENTS (Cost $91,791,923)		91,791,923
TOTAL INVESTMENT PORTFOLIO - 102.3% (Cost $395,047,069)		393,246,730
NET OTHER ASSETS - (2.3)%		(9,009,077)
NET ASSETS - 100%		$ 384,237,653
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $4,038,136 or 1.1% of net assets.

(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost
CS First Boston Mortgage Securities Corp. Series 2000-FL1 Class F, 9.2159% 9/15/03	12/21/00	$ 952,969

(g) Remaining maturities of floating rate loans may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty.

Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	3.1%	AAA, AA, A	4.4%
Baa	1.8%	BBB	0.4%
Ba	26.7%	BB	15.3%
B	6.6%	B	13.4%
Caa	0.4%	CCC	0.3%
Ca, C	0.0%	CC, C	0.0%
		D	0.2%
The percentage not rated by Moody's or S&P amounted to 32.4%. FMR has determined that unrated debt securities that are lower quality account for 32.4% of the total value of investment in securities.
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $395,029,252. Net unrealized depreciation aggregated $1,782,522, of which $659,940 related to appreciated investment securities and $2,442,462 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $5,000 all of which will expire on October 31, 2008.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $41,514,000) (cost $395,047,069) - See accompanying schedule		$ 393,246,730
Cash		450,852
Receivable for investments sold		990,244
Receivable for fund shares sold		5,127,105
Interest receivable		2,507,502
Redemption fees receivable		45
Prepaid expenses		12,749
Total assets		402,335,227
Liabilities
Payable for investments purchased	$ 16,661,213
Payable for fund shares redeemed	565,541
Distributions payable	475,974
Accrued management fee	120,889
Distribution fees payable	185,898
Other payables and accrued expenses	88,059
Total liabilities		18,097,574
Net Assets		$ 384,237,653
Net Assets consist of:
Paid in capital		$ 386,223,735
Distributions in excess of net investment income		(1,220)
Accumulated undistributed net realized gain (loss) on investments		(184,523)
Net unrealized appreciation (depreciation) on investments		(1,800,339)
Net Assets		$ 384,237,653

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($35,448,536 ÷ 3,589,387 shares)	$9.88
Maximum offering price per share (100/96.25 of $9.88)	$10.26
Class T: Net Asset Value and redemption price per share ($56,209,274 ÷ 5,694,353 shares)	$9.87
Maximum offering price per share (100/97.25 of $9.87)	$10.15
Class B: Net Asset Value and offering price per share ($92,967,264 ÷ 9,419,150 shares) A	$9.87
Class C: Net Asset Value and offering price per share ($194,743,270 ÷ 19,716,465 shares) A	$9.88
Institutional Class: Net Asset Value, offering price and redemption price per share ($4,869,309 ÷ 493,353 shares)	$9.87

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Interest		$ 8,756,112
Expenses
Management fee	$ 745,086
Transfer agent fees	165,703
Distribution fees	673,340
Accounting fees and expenses	55,400
Non-interested trustees' compensation	223
Custodian fees and expenses	7,656
Registration fees	150,071
Audit	17,347
Legal	653
Interest	1,442
Miscellaneous	1,142
Total expenses before reductions	1,818,063
Expense reductions	(434,350)	1,383,713
Net investment income		7,372,399
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(179,823)
Change in net unrealized appreciation (depreciation) on investment securities		(1,565,132)
Net gain (loss)		(1,744,955)
Net increase (decrease) in net assets resulting from operations		$ 5,627,444

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	August 16, 2000 (commencement of operations) to October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 7,372,399	$ 808,453
Net realized gain (loss)	(179,823)	(5,558)
Change in net unrealized appreciation (depreciation)	(1,565,132)	(235,207)
Net increase (decrease) in net assets resulting from operations	5,627,444	567,688
Distributions to shareholders from net investment income	(7,389,758)	(791,456)
Share transactions - net increase (decrease)	279,342,762	106,824,265
Redemption fees	51,063	5,645
Total increase (decrease) in net assets	277,631,511	106,606,142
Net Assets
Beginning of period	106,606,142	-
End of period (including under (over) distribution of net investment income of $(1,220) and $16,139, respectively)	$ 384,237,653	$ 106,606,142

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	October 31,
	(Unaudited)	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income D	.347	.136
Net realized and unrealized gain (loss)	(.039)	(.047)
Total from investment operations	.308	.089
Less Distributions
From net investment income	(.370)	(.150)
Redemption fees added to paid in capital	.002	.001
Net asset value, end of period	$ 9.880	$ 9.940
Total Return B, C	3.17%	0.90%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 35,449	$ 9,409
Ratio of expenses to average net assets	.81% A, F	.78% A, F
Ratio of net investment income to average net assets	7.23% A	7.21% A
Portfolio turnover rate	40% A	12% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2001	October 31,
	(Unaudited)	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income D	.346	.131
Net realized and unrealized gain (loss)	(.051)	(.045)
Total from investment operations	.295	.086
Less Distributions
From net investment income	(.367)	(.147)
Redemption fees added to paid in capital	.002	.001
Net asset value, end of period	$ 9.870	$ 9.940
Total Return B, C	3.03%	0.88%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 56,209	$ 24,571
Ratio of expenses to average net assets	.89% A, F	.93% A, F
Ratio of net investment income to average net assets	7.15% A	7.06% A
Portfolio turnover rate	40% A	12% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	October 31,
	(Unaudited)	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income D	.320	.134
Net realized and unrealized gain (loss)	(.049)	(.056)
Total from investment operations	.271	.078
Less Distributions
From net investment income	(.343)	(.139)
Redemption fees added to paid in capital	.002	.001
Net asset value, end of period	$ 9.870	$ 9.940
Total Return B, C	2.78%	0.79%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 92,967	$ 24,044
Ratio of expenses to average net assets	1.37% A, F	1.23% A , F
Ratio of expenses to average net assets after expense reductions	1.36% A, G	1.23% A
Ratio of net investment income to average net assets	6.68% A	6.75% A
Portfolio turnover rate	40% A	12% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not reflect the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2001	October 31,
	(Unaudited)	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income D	.315	.125
Net realized and unrealized gain (loss)	(.039)	(.051)
Total from investment operations	.276	.074
Less Distributions
From net investment income	(.338)	(.135)
Redemption fees added to paid in capital	.002	.001
Net asset value, end of period	$ 9.880	$ 9.940
Total Return B, C	2.84%	0.76%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 194,743	$ 47,708
Ratio of expenses to average net assets	1.47% A, F	1.44% A, F
Ratio of expenses to average net assets after expense reductions	1.46% A, G	1.44% A
Ratio of net investment income to average net assets	6.58% A	6.55% A
Portfolio turnover rate	40% A	12% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not reflect the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	October 31,
	(Unaudited)	2000 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.940	$ 10.000
Income from Investment Operations
Net investment income D	.352	.151
Net realized and unrealized gain (loss)	(.049)	(.058)
Total from investment operations	.303	.093
Less Distributions
From net investment income	(.375)	(.154)
Redemption fees added to paid in capital	.002	.001
Net asset value, end of period	$ 9.870	$ 9.940
Total Return B, C	3.11%	0.94%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 4,869	$ 875
Ratio of expenses to average net assets	.69% A, F	.49% A, F
Ratio of net investment income to average net assets	7.35% A	7.50% A
Portfolio turnover rate	40% A	12% A

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period August 16, 2000 (commencement of operations) to October 31, 2000.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Floating Rate High Income Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Prepaid Expenses. Fidelity Management & Research Company (FMR) bears all organizational expenses of the fund except for the cost of registering and qualifying shares of each class for distribution under federal and state securities law. These registration expenses are borne by the fund and amortized over one year.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Distributions in excess of net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 60 days are subject to a short-term trading fee equal to 1.00% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Restricted Securities - continued

Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $950,000 or 0.2% of net assets.

Loans and Other Direct Debt Instruments. The fund invests in loans and loan participations, trade claims or other receivables, which may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. The fund may be contractually obligated to receive approval from the agent bank and/or borrower prior to the sale of these investments. At period end, the fund had no investments in loan participations or loans involving standby financing commitments.

3. Purchases and Sales of Investments.

Purchases and sales of securities,(including principal repayments of floating rate loans) other than short-term securities, aggregated $252,875,160 and $34,989,427, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .55%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .68% of average net assets.

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.70%*
Class C	.80%**

* .55% represents a distribution fee and .15% represents a shareholder service fee.

** .55% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 14,633	$ 138
Class T	49,794	25
Class B	171,285	134,581
Class C	437,628	387,880
	$ 673,340	$ 522,624

Sales Load. FDC receives a front-end sales charge of up to 3.75% for selling Class A shares, and 2.75% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within 15 months of purchase. Contingent deferred sales charges are based on declining rates ranging from 3.50% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 110,092	$ 82,661
Class T	121,023	58,479
Class B	74,722	74,722 *
Class C	82,135	82,135 *
	$ 387,972	$ 297,997

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 16,980	.18 *
Class T	31,890	.16 *
Class B	35,791	.15 *
Class C	76,901	.14 *
Institutional Class	4,141	.33 *
	$ 165,703

* Annualized

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Fidelity Money Market Central Fund. Pursuant to an Exemptive Order issued by the SEC, the fund may invest in the Fidelity Money Market Central Fund (the Central Fund) managed by Fidelity Investments Money Management, Inc., an affiliate of FMR. The Central Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Central Fund is principally used for the fund's strategic allocations to money market investments. The Central Fund seeks preservation of capital, liquidity, and current income and does not pay a management fee. Income distributions from the Central Fund are declared daily and paid monthly from net investment income. Income distributions earned by the fund are recorded as interest income in the accompanying financial statements.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Bank Borrowings.

The fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average daily loan balance during the period for which the loan was outstanding amounted to $9,028,000. The weighted average interest rate was 5.75%.

7. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Class A	0.60% - 0.90%	$ 39,974
Class T	0.70% - 1.00%	83,354
Class B	1.15% - 1.45%	93,851
Class C	1.25% - 1.55%	206,690
Institutional Class	0.45% - 0.75%	6,726
		$ 430,595

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions - continued

Effective June 1, 2001, Class A, Class T, Class B, Class C and Institutional Class expense limitations were changed from 0.90%, 1.00%, 1.45%, 1.55% and 0.75% to 1.10%, 1.20%, 1.65%, 1.75% and 0.95% of each class' average net assets, respectively.

FMR has also directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $63 under this arrangement.

In addition, through an arrangement with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $3,692 under the custodian arrangement.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2001	August 16, 2000 (commencement of operations) to October 31, 2000
From net investment income
Class A	$ 698,865	$ 64,668
Class T	1,441,292	160,974
Class B	1,610,270	230,804
Class C	3,549,472	325,083
Institutional Class	89,859	9,927
Total	$ 7,389,758	$ 791,456

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2001	2000 A	2001	2000 A

Class A Shares sold	3,052,292	956,032	$ 30,233,971	$ 9,517,522
Reinvestment of distributions	51,236	5,713	507,326	56,832
Shares redeemed	(460,433)	(15,453)	(4,559,796)	(153,810)
Net increase (decrease)	2,643,095	946,292	$ 26,181,501	$ 9,420,544
Class T Shares sold	4,459,353	2,479,164	$ 44,182,537	$ 24,685,030
Reinvestment of distributions	121,263	13,624	1,200,446	135,516
Shares redeemed	(1,357,947)	(21,104)	(13,447,462)	(209,675)
Net increase (decrease)	3,222,669	2,471,684	$ 31,935,521	$ 24,610,871
Class B Shares sold	7,869,168	2,777,776	$ 77,936,876	$ 27,690,876
Reinvestment of distributions	108,271	20,634	1,071,434	205,302
Shares redeemed	(977,637)	(379,062)	(9,690,213)	(3,767,960)
Net increase (decrease)	6,999,802	2,419,348	$ 69,318,097	$ 24,128,218
Class C Shares sold	16,329,385	4,923,527	$ 161,867,510	$ 49,034,923
Reinvestment of distributions	258,860	28,548	2,564,217	283,958
Shares redeemed	(1,669,665)	(154,190)	(16,540,036)	(1,532,861)
Net increase (decrease)	14,918,580	4,797,885	$ 147,891,691	$ 47,786,020
Institutional Class Shares sold	422,271	89,211	$ 4,184,049	$ 890,224
Reinvestment of distributions	7,618	843	75,371	8,388
Shares redeemed	(24,582)	(2,008)	(243,468)	(20,000)
Net increase (decrease)	405,307	88,046	$ 4,015,952	$ 878,612

A Share transactions for the period August 16, 2000 (commencement of operations) to October 31, 2000

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AFRI-SANN-0601 135429
1.757236.100

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Mortgage Securities
Fund - Class A, Class T and Class B

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Mortgage Securities Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on March 3, 1997. Class A shares bear a 0.15% 12b-1 fee. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv Mortgage Securities - CL A	5.54%	11.79%	40.62%	106.45%
Fidelity Adv Mortgage Securities - CL A (incl. 4.75% sales charge)	0.53%	6.48%	33.94%	96.64%
LB Mortgage	6.10%	12.72%	44.76%	109.97%
US Mortgage Funds Average	5.75%	11.52%	38.10%	95.40%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corp. (FHLMC), and balloon mortgages with fixed-rate coupons. To measure how Class A's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 65 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Mortgage Securities - CL A	11.79%	7.06%	7.52%
Fidelity Adv Mortgage Securities - CL A (incl. 4.75% sales charge)	6.48%	6.02%	7.00%
LB Mortgage	12.72%	7.68%	7.70%
US Mortgage Funds Average	11.52%	6.66%	6.92%

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Mortgage Securities Fund - Class A

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 years: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Mortgage Securities Fund - Class A on April 30, 1991, and the current 4.75% sales charge was paid. As the chart shows, by April 30, 2001, the value of the investment would have grown to $19,664 - a 96.64% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,997 - a 109.97% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor Mortgage Securities Fund - Class A

Performance - continued

Total Return Components

	Six months ended April 30,	Years ended October 31,			March 3, 1997 (commencement of sale of Class A shares) to October 31,
	2001	2000	1999	1998	1997
Dividend returns	3.36%	7.01%	5.98%	5.92%	4.18%
Capital returns	2.18%	0.48%	-3.05%	-0.27%	2.53%
Total returns	5.54%	7.49%	2.93%	5.65%	6.71%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.17¢	34.86¢	68.82¢
Annualized dividend rate	5.83%	6.55%	6.52%
30-day annualized yield	5.56%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.79 over the past one month, $10.74 over the past six months, and $10.56 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge.

Semiannual Report

Fidelity Advisor Mortgage Securities Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class T shares took place on March 3, 1997. Class T shares bear a 0.25% 12b-1 fee. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. If Fidelity had not reimbursed certain class expenses, the past five year and 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Mortgage Securities - CL T	5.48%	11.61%	40.15%	105.75%
Fidelity Adv Mortgage Securities - CL T (incl. 3.50% sales charge)	1.78%	7.71%	35.24%	98.55%
LB Mortgage	6.10%	12.72%	44.76%	109.97%
US Mortgage Funds Average	5.75%	11.52%	38.10%	95.40%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corp. (FHLMC), and balloon mortgages with fixed-rate coupons. To measure how Class T's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 65 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Semiannual Report

Fidelity Advisor Mortgage Securities Fund - Class T

Performance - continued

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Mortgage Securities - CL T	11.61%	6.98%	7.48%
Fidelity Adv Mortgage Securities - CL T (incl. 3.50% sales charge)	7.71%	6.22%	7.10%
LB Mortgage	12.72%	7.68%	7.70%
US Mortgage Funds Average	11.52%	6.66%	6.92%

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Mortgage Securities Fund - Class T

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Class T on April 30, 1991, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 2001, the value of the investment would have grown to $19,855 - a 98.55% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,997 - a 109.97% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor Mortgage Securities Fund - Class T

Performance - continued

Total Return Components

	Six months ended April 30,	Years ended October 31,			March 3, 1997 (commencement of sale of Class T shares) to October 31,
	2001	2000	1999	1998	1997
Dividend returns	3.30%	6.85%	5.87%	5.87%	4.12%
Capital returns	2.18%	0.57%	-3.05%	-0.27%	2.53%
Total returns	5.48%	7.42%	2.82%	5.60%	6.65%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.09¢	34.26¢	67.25¢
Annualized dividend rate	5.73%	6.43%	6.36%
30-day annualized yield	5.54%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.80 over the past one month, $10.75 over the past six months, and $10.57 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge.

Semiannual Report

Fidelity Advisor Mortgage Securities Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on March 3, 1997. Class B shares bear a .90% 12b-1 fee. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to March 3, 1997 would have been lower. Class B's contingent deferred sales charges included in the past six months, past one year, past five year and past 10 year total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses, the past five year and past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Mortgage Securities - CL B	5.15%	10.95%	36.44%	100.30%
Fidelity Adv Mortgage Securities - CL B (incl. contingent deferred sales charge)	0.15%	5.95%	34.45%	100.30%
LB Mortgage	6.10%	12.72%	44.76%	109.97%
US Mortgage Funds Average	5.75%	11.52%	38.10%	95.40%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corp. (FHLMC), and balloon mortgages with fixed-rate coupons. To measure how Class B's performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 65 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Semiannual Report

Fidelity Advisor Mortgage Securities Fund - Class B

Performance - continued

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Mortgage Securities - CL B	10.95%	6.41%	7.19%
Fidelity Adv Mortgage Securities - CL B (incl. contingent deferred sales charge)	5.95%	6.10%	7.19%
LB Mortgage	12.72%	7.68%	7.70%
US Mortgage Funds Average	11.52%	6.66%	6.92%

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Mortgage Securities Fund - Class B

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor Mortgage Securities Fund - Class B on April 30, 1991. As the chart shows, by April 30, 2001, the value of the investment would have grown to $20,030 - a 100.30% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,997 a 109.97% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor Mortgage Securities Fund - Class B

Performance - continued

Total Return Components

	Six months ended April 30,	Years ended October 31,			March 3, 1997 (commencement of sale of Class B shares) to October 31,
	2001	2000	1999	1998	1997
Dividend returns	2.97%	6.22%	5.25%	5.19%	3.66%
Capital returns	2.18%	0.48%	-2.96%	-0.37%	2.52%
Total returns	5.15%	6.70%	2.29%	4.82%	6.18%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any, and exclude the effect of sales charges.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	4.50¢	30.81¢	60.84¢
Annualized dividend rate	5.07%	5.78%	5.76%
30-day annualized yield	5.08%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.79 over the past one month, $10.74 over the past six months, and $10.56 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

As most major stock indexes swooned in response to a sharply slowing economy, investment-grade bonds shined. Falling interest rates, a steepening of the Treasury yield curve and extreme technical market conditions laid the framework for the six-month period ending April 30, 2001. The Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returned 6.22% during this time frame. Treasuries led the way for much of 2000 - benefiting from equity market weakness and the federal government's debt buyback program - but relinquished market leadership to the spread sectors, particularly corporate bonds, which stormed out of the gates in 2001. Still, the Lehman Brothers Treasury Index returned 5.13%. Overwhelming evidence of deteriorating economic growth late in 2000 spurred the Federal Reserve Board to aggressively unwind its yearlong tightening cycle with a total of four half-point interest-rate cuts during the first four months of 2001 - two of which were surprise, intra-meeting moves. This strong positive signal of support for the economy triggered one of the best months ever for corporates in January, after having languished throughout 2000 due to negative fundamentals. Another surge in April ensured top billing for the Lehman Brothers Credit Bond Index, which returned 7.29%. Agencies benefited from reduced political risk surrounding government-sponsored enterprises, while a red-hot housing market aided mortgage securities, despite yielding to heightened prepayment risk late in the period. The Lehman Brothers U.S. Agency and Mortgage-Backed Securities Indexes returned 6.47% and 6.10%, respectively.

(Portfolio Manager photograph)
An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Mortgage Securities Fund

Q. How did the fund perform, Tom?

A. For the six-month period that ended April 30, 2001, the fund's Class A, Class T and Class B shares provided total returns of 5.54%, 5.48% and 5.15%, respectively. To get a sense of how the fund did relative to its competitors, the U.S. mortgage funds average returned 5.75% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Mortgage-Backed Securities Index - which tracks the types of securities in which the fund invests - returned 6.10% for the same six-month period. For the 12-month period that ended April 30, 2001, the fund's Class A, Class T and Class B shares provided total returns of 11.79%, 11.61% and 10.95%, respectively. For the same one-year period, the U.S. mortgage funds average returned 11.52% and the Lehman Brothers index returned 12.72%.

Q. What factors influenced the fund's performance during the past six months?

Semiannual Report

Fund Talk: The Manager's Overview - continued

A. Countervailing trends made it a volatile six months, although mortgage securities ended up with decent returns. Very early on, growing evidence that the economy was slowing fueled expectations that the Federal Reserve Board would cut interest rates to stimulate the economy in 2001. Anticipation of lower rates pushed the yields on most bonds - including mortgage securities - lower and their prices higher. Unfortunately, the economy slowed at a faster-than-expected pace, prompting the Fed to aggressively slash interest rates - rather than reduce them gently - in order to avoid a recession. All told, the Fed cut short-term rates four times - in four 0.50% increments during the first four months of this year - to 4.50%, their lowest level since 1994. As interest rates plummeted, mortgage prepayments soared, putting significant pressure on mortgage security prices and causing them to lag their U.S. Treasury and U.S. government agency counterparts.

Q. What are prepayments and why do they hurt the mortgage market?

A. Prepayment occurs when homeowners refinance their mortgages or sell a home prior to the mortgage's maturity, causing the mortgage pools that make up the securities to prepay. Investors generally dislike prepayments because it potentially forces them to reinvest at lower interest rates. While there is always a certain amount of prepayment, dramatic moves in interest rates can set off unusually large swings in prepayment activity and dislocate mortgage security prices. That's what happened in the first three months of 2001 when 30-year fixed-rate mortgages fell below 7%, nearing levels where the majority of the mortgage market would find it advantageous to refinance. In April, however, mortgage securities bounced back due to anticipation that much of the risk of prepayment already had been priced into the market and refinancing activity appeared to be at or near a peak.

Q. Against that backdrop, what types of securities helped the fund's performance?

A. The fund's relatively heavy exposure to securities issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) benefited performance. I had accumulated positions in both when they came under pressure last year as various government officials questioned the agencies' line of credit from the U.S. Treasury that gives their securities implicit government backing. That rhetoric faded toward the end of 2000, and securities issued by Fannie Mae and Freddie Mac have enjoyed a strong recovery since then. Because I had purchased them when they were relatively cheap, the combination of their price gains and higher yields helped Fannie Mae and Freddie Mac securities outperform securities issued by the Government National Mortgage Association (Ginnie Mae).

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Which holdings proved disappointing?

A. The fund was underweighted in 15-year mortgage securities in favor of 30-year securities, which hampered returns. Investors continually sought refuge in 15-year securities due to their better prepayment protection. In addition, the fund had only a small weighting in mortgage securities with coupons of 6%, which also proved to be better-insulated from prepayments than securities with higher coupons and therefore performed better.

Q. What's your outlook?

A. Given that mortgage securities offer attractive values at current levels, with yields well in excess of U.S. Treasury and U.S. government agency securities, I'm optimistic about the prospects for the mortgage market. To the extent that investors look for high yields in a falling interest-rate environment, mortgage securities should benefit.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income, consistent with prudent investment risk; the fund may also consider the potential for capital gain

Start date: December 31, 1984

Size: as of April 30, 2001, more than $524 million

Manager: Tom Silvia, since 1997; joined Fidelity in 1993

3

Tom Silvia on mortgage prepayment:

"One of the biggest risks that mortgage investors face is prepayments, which occur when homeowners refinance their mortgages or sell a house and retire their mortgages. Prepayment shortens the effective lives of mortgage securities and makes them less attractive to investors who may have to turn around and reinvest the proceeds at lower rates. During much of 2000, most prepayment activity resulted from a strong housing market, which prompted many homeowners to upgrade from one house to another and pay off their initial mortgages. In contrast, the main source of prepayment in 2001 was increased mortgage refinancings as interest rates declined. It's also important to note that, in the past several years, mortgage refinancing has become easier and cheaper due to technological advances that make it more efficient to process applications. That means that the incentive to refinance is much higher than it was just two years ago, a factor that no doubt accelerated prepayment activity beyond most observers' expectations so far this year. As the fund's portfolio manager, my job is to quantify the risk of prepayment, calculate how the market is pricing securities with various rates of prepayment in mind, and then choose securities that I believe will do well given various prepayment scenarios."

Semiannual Report

Investment Changes

Coupon Distribution as of April 30, 2001
	% of fund's investments	% of fund's investments 6 months ago
Less than 6%	1.6	0.4
6 - 6.99%	29.8	32.6
7 - 7.99%	45.7	43.7
8 - 8.99%	7.8	14.0
9% and over	1.9	2.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of April 30, 2001
6 months ago
Years	4.8	7.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2001
6 months ago
Years	3.5	3.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2001	As of October 31, 2000
Mortgage Securities 76.8%	Mortgage Securities 77.3%
CMOs and Other Mortgage Related Securities 21.4%	CMOs and Other Mortgage Related Securities 19.3%
U.S. Government Agency Obligations 0.0%	U.S. Government Agency Obligations 3.1%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 0.3%

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 76.8%
	Principal Amount	Value (Note 1)
Fannie Mae - 36.7%
6% 2/1/14 to 3/1/31	$ 7,802,917	$ 7,552,195
6.5% 12/1/23 to 6/1/31	52,751,734	52,289,274
6.5% 4/1/31 (b)	16,000,000	15,835,000
6.5% 6/1/31 (b)	410,000	404,875
7% 3/1/19 to 9/1/30	58,044,486	58,590,093
7% 5/1/31 (b)	6,282,000	6,335,004
7.5% 3/1/22 to 2/1/31	39,477,335	40,289,658
8% 1/1/07 to 3/1/31 (b)	3,647,889	3,775,871
8.25% 1/1/13	49,985	52,120
8.5% 6/1/16 to 11/1/23	2,680,765	2,856,429
8.75% 11/1/08 to 7/1/09	115,294	121,124
9% 1/1/08 to 2/1/13	437,562	461,531
9.5% 5/1/03 to 8/1/22	2,190,546	2,297,887
11% 8/1/10	743,282	827,993
12.25% 5/1/13 to 5/1/15	112,975	130,714
12.5% 11/1/14 to 3/1/16	260,714	303,813
12.75% 10/1/14 to 6/1/15	39,086	43,645
13.5% 9/1/13 to 12/1/14	94,613	112,205
14% 11/1/14	40,434	48,365
		192,327,796
Freddie Mac - 14.7%
5% 7/1/10	1,817,697	1,741,013
6% 2/1/29 to 7/1/29	4,499,922	4,351,080
6.5% 1/1/24 to 9/1/24	18,847,938	18,761,949
7% 7/1/29 to 9/1/29	7,113,629	7,178,078
7% 5/1/31 (b)	11,370,000	11,476,594
7.5% 6/1/26 to 12/1/30	25,451,711	25,998,778
8% 10/1/07 to 4/1/21	449,767	465,749
8.5% 11/1/03 to 9/1/20	1,275,278	1,349,151
9% 9/1/08 to 5/1/21	3,000,597	3,175,639
10% 1/1/09 to 5/1/19	815,720	876,930
10.5% 8/1/10 to 2/1/16	74,160	80,219
11.5% 4/1/12	48,707	54,160
12.25% 6/1/14 to 7/1/15	104,713	120,578
12.5% 5/1/12 to 12/1/14	472,283	536,426
12.75% 6/1/05 to 3/1/15	48,427	54,006
13% 10/1/13 to 6/1/15	810,153	958,054
		77,178,404
Government National Mortgage Association - 25.4%
6.5% 5/15/28 to 8/15/29	6,945,087	6,889,543
6.5% 5/1/31 (b)	10,361,000	10,283,293
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Government National Mortgage Association - continued
7% 1/15/26 to 6/15/29 (c)	$ 15,079,930	$ 15,240,354
7.5% 7/15/05 to 3/15/31	29,592,690	30,352,868
7.5% 5/1/31	33,000,000	33,814,688
8% 4/15/02 to 12/15/25	6,933,884	7,210,625
8.5% 7/15/16 to 1/15/31	27,342,965	28,540,206
9% 9/20/16 to 4/20/18	57,327	60,148
9.5% 8/15/09 to 12/15/24	71,245	77,059
10.5% 6/15/04 to 2/20/18	449,282	487,814
13% 10/15/13	37,530	43,746
13.5% 7/15/11 to 10/15/14	52,082	60,586
		133,060,930
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $399,164,328)		402,567,130
Collateralized Mortgage Obligations - 4.6%

U.S. Government Agency - 4.6%
Fannie Mae REMIC planned amortization class:
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049,260	9,710,097
Series 1999-51 Class LK, 6.5% 8/25/29	10,000,000	9,359,300
Freddie Mac:
REMIC planned amortization class Series 70 Class C, 9% 9/15/20	1,253,886	1,319,314
Series 1658 Class GZ, 7% 1/15/24	4,047,193	3,938,404
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,521,041)		24,327,115
Commercial Mortgage Securities - 16.8%

Bankers Trust II floater Series 1999-S1A Class D, 7.2475% 2/28/14 (a)(d)	5,000,000	5,010,938
CBM Funding Corp. sequential pay Series 1996-1 Class A3PI, 7.08% 11/1/07	2,300,000	2,381,039
COMM Series 2000 FL3A Class LGC, 6.9188% 5/15/02 (d)	6,306,792	6,302,850
CS First Boston Mortgage Securities Corp. Series 1997-C2 Class D, 7.27% 1/17/35	2,000,000	1,990,000
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	10,200,000	9,785,625
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 1/20/12	2,144,409	2,020,435
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9699% 4/13/31 (a)(d)	$ 1,600,000	$ 1,503,000
GS Mortgage Trust II Series 2001-FL4 Class D, 6.365% 12/15/05 (d)	9,696,626	9,696,626
Nomura Asset Securities Corp. weighted average coupon Series 1998-D6 Class A4, 7.6098% 3/17/28 (d)	15,000,000	14,528,907
Nomura Depositor Trust floater Series 1998-ST1A:
Class A4, 5.9388% 2/15/34 (a)(d)	7,900,000	7,783,969
Class A5, 6.2888% 2/15/34 (a)(d)	5,278,196	5,180,055
Structured Asset Securities Corp.:
Series 1992-M1 Class C, 7.05% 11/25/02	3,192,522	3,126,801
Series 1995-C1 Class E, 7.375% 9/25/24 (a)	805,615	817,542
Thirteen Affiliates of General Growth Properties, Inc. Series 1 Class D1, 6.917% 12/15/07 (a)	18,200,000	18,128,907
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $88,625,946)		88,256,694
Commercial Paper - 9.5%

PHH Corp. 5.57% 5/29/01	25,000,000	24,916,388
Sears Roebuck Acceptance Corp. 4.8% 7/11/01	25,000,000	24,788,478
TOTAL COMMERCIAL PAPER (Cost $49,647,826)		49,704,866
Cash Equivalents - 5.3%
	Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 4.65%, dated 4/30/01 due 5/1/01 (Cost $27,525,000)	$ 27,528,558	27,525,000
TOTAL INVESTMENT PORTFOLIO - 113.0% (Cost $588,484,141)		592,380,805
NET OTHER ASSETS - (13.0)%		(68,005,677)
NET ASSETS - 100%		$ 524,375,128
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $38,424,411 or 7.3% of net assets.

(b) Security or a portion of the security was purchased on a delayed delivery or when-issued basis.
(c) A portion of this security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $588,548,664. Net unrealized appreciation aggregated $3,832,141, of which $6,546,820 related to appreciated investment securities and $2,714,679 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $8,706,000 of which $5,050,000 and $3,656,000 will expire on October 31, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $27,525,000) (cost $588,484,141) - See accompanying schedule		$ 592,380,805
Commitment to sell securities on a delayed delivery basis	$ (14,157,500)
Receivable for securities sold on a delayed delivery basis	14,157,500	0
Receivable for investments sold, regular delivery		33,754,790
Receivable for fund shares sold		786,502
Interest receivable		2,677,519
Total assets		629,599,616
Liabilities
Payable to custodian bank	288,920
Payable for investments purchased Regular delivery	58,652,147
Delayed delivery	44,731,681
Payable for fund shares redeemed	737,158
Distributions payable	454,141
Accrued management fee	186,201
Distribution fees payable	41,432
Other payables and accrued expenses	132,808
Total liabilities		105,224,488
Net Assets		$ 524,375,128
Net Assets consist of:
Paid in capital		$ 525,505,146
Undistributed net investment income		63,065
Accumulated undistributed net realized gain (loss) on investments		(5,089,747)
Net unrealized appreciation (depreciation) on investments		3,896,664
Net Assets		$ 524,375,128

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,565,619 ÷ 888,887 shares)	$10.76
Maximum offering price per share (100/95.25 of $10.76)	$11.30
Class T: Net Asset Value and redemption price per share ($83,266,453 ÷ 7,729,164 shares)	$10.77
Maximum offering price per share (100/96.50 of $10.77)	$11.16
Class B: Net Asset Value and offering price per share ($31,401,715 ÷ 2,918,763 shares) A	$10.76
Initial Class: Net Asset Value, offering price and redemption price per share ($391,702,093 ÷ 36,349,928 shares)	$10.78
Institutional Class: Net Asset Value, offering price and redemption price per share ($8,439,248 ÷ 784,849 shares)	$10.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Interest		$ 17,416,695
Expenses
Management fee	$ 1,061,738
Transfer agent fees	391,032
Distribution fees	209,333
Accounting fees and expenses	79,636
Non-interested trustees' compensation	1,202
Custodian fees and expenses	40,068
Registration fees	78,356
Audit	24,367
Legal	2,860
Miscellaneous	1,496
Total expenses before reductions	1,890,088
Expense reductions	(9,504)	1,880,584
Net investment income		15,536,111
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		3,694,413
Change in net unrealized appreciation (depreciation) on:
Investment securities	7,569,625
Delayed delivery commitments	(131,250)	7,438,375
Net gain (loss)		11,132,788
Net increase (decrease) in net assets resulting from operations		$ 26,668,899

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 15,536,111	$ 29,376,748
Net realized gain (loss)	3,694,413	(3,442,334)
Change in net unrealized appreciation (depreciation)	7,438,375	6,487,500
Net increase (decrease) in net assets resulting from operations	26,668,899	32,421,914
Distributions to shareholders from net investment income	(16,286,313)	(30,637,049)
Share transactions - net increase (decrease)	47,967,906	(9,263,825)
Total increase (decrease) in net assets	58,350,492	(7,478,960)
Net Assets
Beginning of period	466,024,636	473,503,596
End of period (including undistributed net investment income of $63,065 and $813,267, respectively)	$ 524,375,128	$ 466,024,636

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997 G	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.530	$ 10.480	$ 10.960	$ 11.020	$ 11.050	$ 10.830
Income from Investment Operations
Net investment income D	.328	.665	.646	.669	.170	.268
Net realized and unrealized gain (loss)	.251	.086	(.336)	(.061)	.048	.224
Total from investment operations	.579	.751	.310	.608	.218	.492
Less Distributions
From net investment income	(.349)	(.701)	(.640)	(.638)	(.168)	(.272)
From net realized gain	-	-	(.150)	(.030)	(.080)	-
Total distributions	(.349)	(.701)	(.790)	(.668)	(.248)	(.272)
Net asset value, end of period	$ 10.760	$ 10.530	$ 10.480	$ 10.960	$ 11.020	$ 11.050
Total Return B, C	5.54%	7.49%	2.93%	5.65%	2.00%	4.61%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 9,566	$ 4,610	$ 3,090	$ 1,865	$ 1,648	$ 1,586
Ratio of expenses to average net assets	.86% A	.88%	.90% F	.90% F	.90% A, F	.90% A, F
Ratio of net investment income to average net assets	6.20% A	6.44%	6.09%	6.01%	6.18% A	6.09% A
Portfolio turnover rate	194% A	99%	183%	262%	125% A	149%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G Three months ended October 31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997 G	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.540	$ 10.480	$ 10.960	$ 11.020	$ 11.050	$ 10.830
Income from Investment Operations
Net investment income D	.324	.653	.637	.665	.167	.255
Net realized and unrealized gain (loss)	.249	.092	(.338)	(.063)	.048	.233
Total from investment operations	.573	.745	.299	.602	.215	.488
Less Distributions
From net investment income	(.343)	(.685)	(.629)	(.632)	(.165)	(.268)
From net realized gain	-	-	(.150)	(.030)	(.080)	-
Total distributions	(.343)	(.685)	(.779)	(.662)	(.245)	(.268)
Net asset value, end of period	$ 10.770	$ 10.540	$ 10.480	$ 10.960	$ 11.020	$ 11.050
Total Return B, C	5.48%	7.42%	2.82%	5.60%	1.98%	4.57%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 83,266	$ 61,359	$ 29,052	$ 19,103	$ 14,649	$ 12,193
Ratio of expenses to average net assets	.96% A	1.00%	1.00% F	1.00% F	1.00% A, F	1.00% A, F
Ratio of net investment income to average net assets	6.10% A	6.33%	5.99%	6.05%	6.10% A	5.99% A
Portfolio turnover rate	194% A	99%	183%	262%	125% A	149%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class T shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G Three months ended October 31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997 G	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.530	$ 10.480	$ 10.950	$ 11.020	$ 11.040	$ 10.830
Income from Investment Operations
Net investment income D	.288	.593	.567	.584	.142	.234
Net realized and unrealized gain (loss)	.250	.081	(.324)	(.064)	.065	.214
Total from investment operations	.538	.674	.243	.520	.207	.448
Less Distributions
From net investment income	(.308)	(.624)	(.563)	(.560)	(.147)	(.238)
From net realized gain	-	-	(.150)	(.030)	(.080)	-
Total distributions	(.308)	(.624)	(.713)	(.590)	(.227)	(.238)
Net asset value, end of period	$ 10.760	$ 10.530	$ 10.480	$ 10.950	$ 11.020	$ 11.040
Total Return B, C	5.15%	6.70%	2.29%	4.82%	1.90%	4.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 31,402	$ 19,911	$ 19,101	$ 7,840	$ 1,587	$ 823
Ratio of expenses to average net assets	1.62% A	1.60%	1.62%	1.65% F	1.65% A, F	1.65% A, F
Ratio of expenses to average net assets after expense reductions	1.61% A, H	1.60%	1.62%	1.65%	1.65% A	1.65% A
Ratio of net investment income to average net assets	5.45% A	5.73%	5.37%	5.37%	5.32% A	5.34% A
Portfolio turnover rate	194% A	99%	183%	262%	125% A	149%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G Three months ended October 31

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Financial Highlights - Initial Class	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997 F	1997 G	1996 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.540	$ 10.490	$ 10.970	$ 11.020	$ 11.050	$ 10.780	$ 10.890
Income from Investment Operations
Net investment income	.341 D	.690 D	.674 D	.700 D	.176 D	.678 D	.729
Net realized and unrealized gain (loss)	.257	.078	(.342)	(.056)	.047	.391	(.015)
Total from investment operations	.598	.768	.332	.644	.223	1.069	.714
Less Distributions
From net investment income	(.358)	(.718)	(.662)	(.664)	(.173)	(.689)	(.724)
From net realized gain	-	-	(.150)	(.030)	(.080)	(.110)	(.100)
Total distributions	(.358)	(.718)	(.812)	(.694)	(.253)	(.799)	(.824)
Net asset value, end of period	$ 10.780	$ 10.540	$ 10.490	$ 10.970	$ 11.020	$ 11.050	$ 10.780
Total Return B, C	5.72%	7.66%	3.14%	5.99%	2.05%	10.34%	6.72%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 391,702	$ 371,107	$ 406,839	$ 459,212	$ 494,304	$ 506,113	$ 488,162
Ratio of expenses to average net assets	.67% A	.67%	.70%	.71%	.72% A	.73%	.74%
Ratio of expenses to average net assets after expense reductions	.67% A	.67%	.70%	.71%	.72% A	.73%	.73% E
Ratio of net investment income to average net assets	6.39% A	6.65%	6.29%	6.34%	6.36% A	6.26%	6.75%
Portfolio turnover rate	194% A	99%	183%	262%	125% A	149%	221%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F Three months ended October 31

G For the year ended July 31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997 H	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.520	$ 10.470	$ 10.950	$ 11.010	$ 11.040	$ 10.830
Income from Investment Operations
Net investment income D	.336	.684	.669	.693	.172	.263
Net realized and unrealized gain (loss)	.248	.080	(.343)	(.063)	.050	.226
Total from investment operations	.584	.764	.326	.630	.222	.489
Less Distributions
From net investment income	(.354)	(.714)	(.656)	(.660)	(.172)	(.279)
From net realized gain	-	-	(.150)	(.030)	(.080)	-
Total distributions	(.354)	(.714)	(.806)	(.690)	(.252)	(.279)
Net asset value, end of period	$ 10.750	$ 10.520	$ 10.470	$ 10.950	$ 11.010	$ 11.040
Total Return B, C	5.60%	7.64%	3.09%	5.86%	2.05%	4.59%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 8,439	$ 9,038	$ 15,422	$ 22,038	$ 19,718	$ 13,177
Ratio of expenses to average net assets	.75% A, F	.73%	.75% F	.75% F	.75% A, F	.75% A, F
Ratio of expenses to average net assets after expense reductions	.75% A	.72% G	.75%	.75%	.75% A	.70% A, G
Ratio of net investment income to average net assets	6.31% A	6.60%	6.24%	6.30%	6.35% A	6.29% A
Portfolio turnover rate	194% A	99%	183%	262%	125% A	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Institutional Class shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Three months ended October 31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on February 28, 1997, the fund's Initial Class was closed to new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Initial Class and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. In May, 2001, the Board of Trustees approved the creation of an additional class of shares, Class C shares. Offering of the new class commences on or about August 7, 2001. Class C shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a 1.00% contingent deferred sales charge levied on Class C share redemptions made within one year of purchase.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements - continued

agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $490,597,658 and $465,461,877, respectively, of which U.S. government and government agency obligations aggregated $462,013,640 and $457,061,644, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90%*

* .65% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 5,826	$ 48
Class T	93,025	0
Class B	110,482	79,871
	$ 209,333	$ 79,919

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates ranging from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 28,476	$ 10,772
Class T	38,831	13,245
Class B	31,243	31,243*
	$ 98,550	$ 55,260

* When Class B shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B and Institutional Class Shares. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 7,121	.18*
Class T	68,727	.19*
Class B	22,530	.19*
Initial Class	281,819	.15*
Institutional Class	10,835	.25*
	$ 391,032

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Institutional Class	.75%	$ 968

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $8,060 under the custodian arrangement, and Initial Class' transfer agent expenses were reduced by $476 under the transfer agent arrangement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2001	Year ended October 31, 2000
From net investment income
Class A	$ 250,458	$ 259,663
Class T	2,351,811	2,169,235
Class B	698,277	1,158,837
Initial Class	12,699,994	26,148,441
Institutional Class	285,773	900,873
Total	$ 16,286,313	$ 30,637,049

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2001	Year ended October 31, 2000	Six months ended April 30, 2001	Year ended October 31, 2000

Class A Shares sold	547,862	215,111	$ 5,854,058	$ 2,232,936
Reinvestment of distributions	19,878	18,825	213,938	195,149
Shares redeemed	(116,827)	(90,958)	(1,255,995)	(941,418)
Net increase (decrease)	450,913	142,978	$ 4,812,001	$ 1,486,667
Class T Shares sold	3,362,194	4,402,524	$ 36,228,926	$ 45,948,619
Reinvestment of distributions	132,073	163,509	1,424,012	1,696,640
Shares redeemed	(1,588,113)	(1,514,665)	(17,140,736)	(15,663,958)
Net increase (decrease)	1,906,154	3,051,368	$ 20,512,202	$ 31,981,301
Class B Shares sold	1,307,177	652,666	$ 14,069,112	$ 6,775,572
Reinvestment of distributions	50,179	85,020	540,187	880,755
Shares redeemed	(330,255)	(669,424)	(3,559,852)	(6,925,550)
Net increase (decrease)	1,027,101	68,262	$ 11,049,447	$ 730,777
Initial Class Shares sold	2,941,500	3,201,394	$ 31,742,807	$ 33,214,158
Reinvestment of distributions	960,217	2,034,985	10,350,275	21,102,123
Shares redeemed	(2,761,136)	(8,824,923)	(29,709,560)	(91,371,208)
Net increase (decrease)	1,140,581	(3,588,544)	$ 12,383,522	$ (37,054,927)
Institutional Class Shares sold	138,619	827,963	$ 1,492,707	$ 8,501,722
Reinvestment of distributions	16,151	43,983	173,717	454,723
Shares redeemed	(229,008)	(1,486,148)	(2,455,690)	(15,364,088)
Net increase (decrease)	(74,238)	(614,202)	$ (789,266)	$ (6,407,643)

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Thomas J. Silvia, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

* Independent trustees

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AMOR-SANN-0601 136084
1.703540.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

Mortgage Securities
Fund - Institutional Class

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor Mortgage Securities Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on March 3, 1997. Returns prior to March 3, 1997 are those of Initial Class, the original class of the fund. If Fidelity had not reimbursed certain class expenses, the total returns and dividends would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv Mortgage Securities - Inst CL	5.60%	11.81%	41.43%	107.63%
LB Mortgage	6.10%	12.72%	44.76%	109.97%
US Mortgage Funds Average	5.75%	11.52%	38.10%	95.40%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corp. (FHLMC), and balloon mortgages with fixed-rate coupons. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 65 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv Mortgage Securities - Inst CL	11.81%	7.18%	7.58%
LB Mortgage	12.72%	7.68%	7.70%
US Mortgage Funds Average	11.52%	6.66%	6.92%

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor Mortgage Securities Fund - Institutional Class

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 years: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor Mortgage Securities Fund - Institutional Class on April 30, 1991. As the chart shows, by April 30, 2001, the value of the investment would have grown to $20,763 - a 107.63% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,997 - a 109.97% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor Mortgage Securities Fund - Institutional Class

Performance - continued

Total Return Components

	Six months ended April 30,	Years ended October 31,			March 3, 1997 (commencement of sale of Institutional Class shares) to October 31,
	2001	2000	1999	1998	1997
Dividend returns	3.41%	7.16%	6.14%	6.13%	4.30%
Capital returns	2.19%	0.48%	-3.05%	-0.27%	2.43%
Total returns	5.60%	7.64%	3.09%	5.86%	6.73%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.27¢	35.43¢	69.92¢
Annualized dividend rate	5.95%	6.66%	6.63%
30-day annualized yield	5.96%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.78 over the past one month, $10.73 over the past six months, and $10.55 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. If Fidelity had not reimbursed certain class expenses, the yield would have been 5.95%.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

As most major stock indexes swooned in response to a sharply slowing economy, investment-grade bonds shined. Falling interest rates, a steepening of the Treasury yield curve and extreme technical market conditions laid the framework for the six-month period ending April 30, 2001. The Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returned 6.22% during this time frame. Treasuries led the way for much of 2000 - benefiting from equity market weakness and the federal government's debt buyback program - but relinquished market leadership to the spread sectors, particularly corporate bonds, which stormed out of the gates in 2001. Still, the Lehman Brothers Treasury Index returned 5.13%. Overwhelming evidence of deteriorating economic growth late in 2000 spurred the Federal Reserve Board to aggressively unwind its yearlong tightening cycle with a total of four half-point interest-rate cuts during the first four months of 2001 - two of which were surprise, intra-meeting moves. This strong positive signal of support for the economy triggered one of the best months ever for corporates in January, after having languished throughout 2000 due to negative fundamentals. Another surge in April ensured top billing for the Lehman Brothers Credit Bond Index, which returned 7.29%. Agencies benefited from reduced political risk surrounding government-sponsored enterprises, while a red-hot housing market aided mortgage securities, despite yielding to heightened prepayment risk late in the period. The Lehman Brothers U.S. Agency and Mortgage-Backed Securities Indexes returned 6.47% and 6.10%, respectively.

(Portfolio Manager photograph)
An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Mortgage Securities Fund

Q. How did the fund perform, Tom?

Fund Talk: The Manager's Overview - continued

A. For the six-month period that ended April 30, 2001, the fund's Institutional Class shares provided a total return of 5.60%. To get a sense of how the fund did relative to its competitors, the U.S. mortgage funds average returned 5.75% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Mortgage-Backed Securities Index - which tracks the types of securities in which the fund invests - returned 6.10% for the same six-month period. For the 12-month period that ended April 30, 2001, the fund's Institutional Class shares provided a total return of 11.81%, while the U.S. mortgage funds average returned 11.52% and the Lehman Brothers index returned 12.72%.

Semiannual Report

Q. What factors influenced the fund's performance during the past six months?

A. Countervailing trends made it a volatile six months, although mortgage securities ended up with decent returns. Very early on, growing evidence that the economy was slowing fueled expectations that the Federal Reserve Board would cut interest rates to stimulate the economy in 2001. Anticipation of lower rates pushed the yields on most bonds - including mortgage securities - lower and their prices higher. Unfortunately, the economy slowed at a faster-than-expected pace, prompting the Fed to aggressively slash interest rates - rather than reduce them gently - in order to avoid a recession. All told, the Fed cut short-term rates four times - in four 0.50% increments during the first four months of this year - to 4.50%, their lowest level since 1994. As interest rates plummeted, mortgage prepayments soared, putting significant pressure on mortgage security prices and causing them to lag their U.S. Treasury and U.S. government agency counterparts.

Q. What are prepayments and why do they hurt the mortgage market?

A. Prepayment occurs when homeowners refinance their mortgages or sell a home prior to the mortgage's maturity, causing the mortgage pools that make up the securities to prepay. Investors generally dislike prepayments because it potentially forces them to reinvest at lower interest rates. While there is always a certain amount of prepayment, dramatic moves in interest rates can set off unusually large swings in prepayment activity and dislocate mortgage security prices. That's what happened in the first three months of 2001 when 30-year fixed-rate mortgages fell below 7%, nearing levels where the majority of the mortgage market would find it advantageous to refinance. In April, however, mortgage securities bounced back due to anticipation that much of the risk of prepayment already had been priced into the market and refinancing activity appeared to be at or near a peak.

Q. Against that backdrop, what types of securities helped the fund's performance?

A. The fund's relatively heavy exposure to securities issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) benefited performance. I had accumulated positions in both when they came under pressure last year as various government officials questioned the agencies' line of credit from the U.S. Treasury that gives their securities implicit government backing. That rhetoric faded toward the end of 2000, and securities issued by Fannie Mae and Freddie Mac have enjoyed a strong recovery since then. Because I had purchased them when they were relatively cheap, the combination of their price gains and higher yields helped Fannie Mae and Freddie Mac securities outperform securities issued by the Government National Mortgage Association (Ginnie Mae).

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Which holdings proved disappointing?

A. The fund was underweighted in 15-year mortgage securities in favor of 30-year securities, which hampered returns. Investors continually sought refuge in 15-year securities due to their better prepayment protection. In addition, the fund had only a small weighting in mortgage securities with coupons of 6%, which also proved to be better-insulated from prepayments than securities with higher coupons and therefore performed better.

Q. What's your outlook?

A. Given that mortgage securities offer attractive values at current levels, with yields well in excess of U.S. Treasury and U.S. government agency securities, I'm optimistic about the prospects for the mortgage market. To the extent that investors look for high yields in a falling interest-rate environment, mortgage securities should benefit.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income, consistent with prudent investment risk; the fund may also consider the potential for capital gain

Start date: December 31, 1984

Size: as of April 30, 2001, more than $524 million

Manager: Tom Silvia, since 1997; joined Fidelity in 1993

3

Tom Silvia on mortgage prepayment:

"One of the biggest risks that mortgage investors face is prepayments, which occur when homeowners refinance their mortgages or sell a house and retire their mortgages. Prepayment shortens the effective lives of mortgage securities and makes them less attractive to investors who may have to turn around and reinvest the proceeds at lower rates. During much of 2000, most prepayment activity resulted from a strong housing market, which prompted many homeowners to upgrade from one house to another and pay off their initial mortgages. In contrast, the main source of prepayment in 2001 was increased mortgage refinancings as interest rates declined. It's also important to note that, in the past several years, mortgage refinancing has become easier and cheaper due to technological advances that make it more efficient to process applications. That means that the incentive to refinance is much higher than it was just two years ago, a factor that no doubt accelerated prepayment activity beyond most observers' expectations so far this year. As the fund's portfolio manager, my job is to quantify the risk of prepayment, calculate how the market is pricing securities with various rates of prepayment in mind, and then choose securities that I believe will do well given various prepayment scenarios."

Semiannual Report

Investment Changes

Coupon Distribution as of April 30, 2001
	% of fund's investments	% of fund's investments 6 months ago
Less than 6%	1.6	0.4
6 - 6.99%	29.8	32.6
7 - 7.99%	45.7	43.7
8 - 8.99%	7.8	14.0
9% and over	1.9	2.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of April 30, 2001
6 months ago
Years	4.8	7.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2001
6 months ago
Years	3.5	3.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2001	As of October 31, 2000
Mortgage Securities 76.8%	Mortgage Securities 77.3%
CMOs and Other Mortgage Related Securities 21.4%	CMOs and Other Mortgage Related Securities 19.3%
U.S. Government Agency Obligations 0.0%	U.S. Government Agency Obligations 3.1%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 0.3%

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 76.8%
	Principal Amount	Value (Note 1)
Fannie Mae - 36.7%
6% 2/1/14 to 3/1/31	$ 7,802,917	$ 7,552,195
6.5% 12/1/23 to 6/1/31	52,751,734	52,289,274
6.5% 4/1/31 (b)	16,000,000	15,835,000
6.5% 6/1/31 (b)	410,000	404,875
7% 3/1/19 to 9/1/30	58,044,486	58,590,093
7% 5/1/31 (b)	6,282,000	6,335,004
7.5% 3/1/22 to 2/1/31	39,477,335	40,289,658
8% 1/1/07 to 3/1/31 (b)	3,647,889	3,775,871
8.25% 1/1/13	49,985	52,120
8.5% 6/1/16 to 11/1/23	2,680,765	2,856,429
8.75% 11/1/08 to 7/1/09	115,294	121,124
9% 1/1/08 to 2/1/13	437,562	461,531
9.5% 5/1/03 to 8/1/22	2,190,546	2,297,887
11% 8/1/10	743,282	827,993
12.25% 5/1/13 to 5/1/15	112,975	130,714
12.5% 11/1/14 to 3/1/16	260,714	303,813
12.75% 10/1/14 to 6/1/15	39,086	43,645
13.5% 9/1/13 to 12/1/14	94,613	112,205
14% 11/1/14	40,434	48,365
		192,327,796
Freddie Mac - 14.7%
5% 7/1/10	1,817,697	1,741,013
6% 2/1/29 to 7/1/29	4,499,922	4,351,080
6.5% 1/1/24 to 9/1/24	18,847,938	18,761,949
7% 7/1/29 to 9/1/29	7,113,629	7,178,078
7% 5/1/31 (b)	11,370,000	11,476,594
7.5% 6/1/26 to 12/1/30	25,451,711	25,998,778
8% 10/1/07 to 4/1/21	449,767	465,749
8.5% 11/1/03 to 9/1/20	1,275,278	1,349,151
9% 9/1/08 to 5/1/21	3,000,597	3,175,639
10% 1/1/09 to 5/1/19	815,720	876,930
10.5% 8/1/10 to 2/1/16	74,160	80,219
11.5% 4/1/12	48,707	54,160
12.25% 6/1/14 to 7/1/15	104,713	120,578
12.5% 5/1/12 to 12/1/14	472,283	536,426
12.75% 6/1/05 to 3/1/15	48,427	54,006
13% 10/1/13 to 6/1/15	810,153	958,054
		77,178,404
Government National Mortgage Association - 25.4%
6.5% 5/15/28 to 8/15/29	6,945,087	6,889,543
6.5% 5/1/31 (b)	10,361,000	10,283,293
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Government National Mortgage Association - continued
7% 1/15/26 to 6/15/29 (c)	$ 15,079,930	$ 15,240,354
7.5% 7/15/05 to 3/15/31	29,592,690	30,352,868
7.5% 5/1/31	33,000,000	33,814,688
8% 4/15/02 to 12/15/25	6,933,884	7,210,625
8.5% 7/15/16 to 1/15/31	27,342,965	28,540,206
9% 9/20/16 to 4/20/18	57,327	60,148
9.5% 8/15/09 to 12/15/24	71,245	77,059
10.5% 6/15/04 to 2/20/18	449,282	487,814
13% 10/15/13	37,530	43,746
13.5% 7/15/11 to 10/15/14	52,082	60,586
		133,060,930
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $399,164,328)		402,567,130
Collateralized Mortgage Obligations - 4.6%

U.S. Government Agency - 4.6%
Fannie Mae REMIC planned amortization class:
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049,260	9,710,097
Series 1999-51 Class LK, 6.5% 8/25/29	10,000,000	9,359,300
Freddie Mac:
REMIC planned amortization class Series 70 Class C, 9% 9/15/20	1,253,886	1,319,314
Series 1658 Class GZ, 7% 1/15/24	4,047,193	3,938,404
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,521,041)		24,327,115
Commercial Mortgage Securities - 16.8%

Bankers Trust II floater Series 1999-S1A Class D, 7.2475% 2/28/14 (a)(d)	5,000,000	5,010,938
CBM Funding Corp. sequential pay Series 1996-1 Class A3PI, 7.08% 11/1/07	2,300,000	2,381,039
COMM Series 2000 FL3A Class LGC, 6.9188% 5/15/02 (d)	6,306,792	6,302,850
CS First Boston Mortgage Securities Corp. Series 1997-C2 Class D, 7.27% 1/17/35	2,000,000	1,990,000
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	10,200,000	9,785,625
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 1/20/12	2,144,409	2,020,435
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9699% 4/13/31 (a)(d)	$ 1,600,000	$ 1,503,000
GS Mortgage Trust II Series 2001-FL4 Class D, 6.365% 12/15/05 (d)	9,696,626	9,696,626
Nomura Asset Securities Corp. weighted average coupon Series 1998-D6 Class A4, 7.6098% 3/17/28 (d)	15,000,000	14,528,907
Nomura Depositor Trust floater Series 1998-ST1A:
Class A4, 5.9388% 2/15/34 (a)(d)	7,900,000	7,783,969
Class A5, 6.2888% 2/15/34 (a)(d)	5,278,196	5,180,055
Structured Asset Securities Corp.:
Series 1992-M1 Class C, 7.05% 11/25/02	3,192,522	3,126,801
Series 1995-C1 Class E, 7.375% 9/25/24 (a)	805,615	817,542
Thirteen Affiliates of General Growth Properties, Inc. Series 1 Class D1, 6.917% 12/15/07 (a)	18,200,000	18,128,907
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $88,625,946)		88,256,694
Commercial Paper - 9.5%

PHH Corp. 5.57% 5/29/01	25,000,000	24,916,388
Sears Roebuck Acceptance Corp. 4.8% 7/11/01	25,000,000	24,788,478
TOTAL COMMERCIAL PAPER (Cost $49,647,826)		49,704,866
Cash Equivalents - 5.3%
	Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 4.65%, dated 4/30/01 due 5/1/01 (Cost $27,525,000)	$ 27,528,558	27,525,000
TOTAL INVESTMENT PORTFOLIO - 113.0% (Cost $588,484,141)		592,380,805
NET OTHER ASSETS - (13.0)%		(68,005,677)
NET ASSETS - 100%		$ 524,375,128
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $38,424,411 or 7.3% of net assets.

(b) Security or a portion of the security was purchased on a delayed delivery or when-issued basis.
(c) A portion of this security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $588,548,664. Net unrealized appreciation aggregated $3,832,141, of which $6,546,820 related to appreciated investment securities and $2,714,679 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $8,706,000 of which $5,050,000 and $3,656,000 will expire on October 31, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $27,525,000) (cost $588,484,141) - See accompanying schedule		$ 592,380,805
Commitment to sell securities on a delayed delivery basis	$ (14,157,500)
Receivable for securities sold on a delayed delivery basis	14,157,500	0
Receivable for investments sold, regular delivery		33,754,790
Receivable for fund shares sold		786,502
Interest receivable		2,677,519
Total assets		629,599,616
Liabilities
Payable to custodian bank	288,920
Payable for investments purchased Regular delivery	58,652,147
Delayed delivery	44,731,681
Payable for fund shares redeemed	737,158
Distributions payable	454,141
Accrued management fee	186,201
Distribution fees payable	41,432
Other payables and accrued expenses	132,808
Total liabilities		105,224,488
Net Assets		$ 524,375,128
Net Assets consist of:
Paid in capital		$ 525,505,146
Undistributed net investment income		63,065
Accumulated undistributed net realized gain (loss) on investments		(5,089,747)
Net unrealized appreciation (depreciation) on investments		3,896,664
Net Assets		$ 524,375,128

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,565,619 ÷ 888,887 shares)	$10.76
Maximum offering price per share (100/95.25 of $10.76)	$11.30
Class T: Net Asset Value and redemption price per share ($83,266,453 ÷ 7,729,164 shares)	$10.77
Maximum offering price per share (100/96.50 of $10.77)	$11.16
Class B: Net Asset Value and offering price per share ($31,401,715 ÷ 2,918,763 shares) A	$10.76
Initial Class: Net Asset Value, offering price and redemption price per share ($391,702,093 ÷ 36,349,928 shares)	$10.78
Institutional Class: Net Asset Value, offering price and redemption price per share ($8,439,248 ÷ 784,849 shares)	$10.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Interest		$ 17,416,695
Expenses
Management fee	$ 1,061,738
Transfer agent fees	391,032
Distribution fees	209,333
Accounting fees and expenses	79,636
Non-interested trustees' compensation	1,202
Custodian fees and expenses	40,068
Registration fees	78,356
Audit	24,367
Legal	2,860
Miscellaneous	1,496
Total expenses before reductions	1,890,088
Expense reductions	(9,504)	1,880,584
Net investment income		15,536,111
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		3,694,413
Change in net unrealized appreciation (depreciation) on:
Investment securities	7,569,625
Delayed delivery commitments	(131,250)	7,438,375
Net gain (loss)		11,132,788
Net increase (decrease) in net assets resulting from operations		$ 26,668,899

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 15,536,111	$ 29,376,748
Net realized gain (loss)	3,694,413	(3,442,334)
Change in net unrealized appreciation (depreciation)	7,438,375	6,487,500
Net increase (decrease) in net assets resulting from operations	26,668,899	32,421,914
Distributions to shareholders from net investment income	(16,286,313)	(30,637,049)
Share transactions - net increase (decrease)	47,967,906	(9,263,825)
Total increase (decrease) in net assets	58,350,492	(7,478,960)
Net Assets
Beginning of period	466,024,636	473,503,596
End of period (including undistributed net investment income of $63,065 and $813,267, respectively)	$ 524,375,128	$ 466,024,636

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997 G	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.530	$ 10.480	$ 10.960	$ 11.020	$ 11.050	$ 10.830
Income from Investment Operations
Net investment income D	.328	.665	.646	.669	.170	.268
Net realized and unrealized gain (loss)	.251	.086	(.336)	(.061)	.048	.224
Total from investment operations	.579	.751	.310	.608	.218	.492
Less Distributions
From net investment income	(.349)	(.701)	(.640)	(.638)	(.168)	(.272)
From net realized gain	-	-	(.150)	(.030)	(.080)	-
Total distributions	(.349)	(.701)	(.790)	(.668)	(.248)	(.272)
Net asset value, end of period	$ 10.760	$ 10.530	$ 10.480	$ 10.960	$ 11.020	$ 11.050
Total Return B, C	5.54%	7.49%	2.93%	5.65%	2.00%	4.61%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 9,566	$ 4,610	$ 3,090	$ 1,865	$ 1,648	$ 1,586
Ratio of expenses to average net assets	.86% A	.88%	.90% F	.90% F	.90% A, F	.90% A, F
Ratio of net investment income to average net assets	6.20% A	6.44%	6.09%	6.01%	6.18% A	6.09% A
Portfolio turnover rate	194% A	99%	183%	262%	125% A	149%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G Three months ended October 31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997 G	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.540	$ 10.480	$ 10.960	$ 11.020	$ 11.050	$ 10.830
Income from Investment Operations
Net investment income D	.324	.653	.637	.665	.167	.255
Net realized and unrealized gain (loss)	.249	.092	(.338)	(.063)	.048	.233
Total from investment operations	.573	.745	.299	.602	.215	.488
Less Distributions
From net investment income	(.343)	(.685)	(.629)	(.632)	(.165)	(.268)
From net realized gain	-	-	(.150)	(.030)	(.080)	-
Total distributions	(.343)	(.685)	(.779)	(.662)	(.245)	(.268)
Net asset value, end of period	$ 10.770	$ 10.540	$ 10.480	$ 10.960	$ 11.020	$ 11.050
Total Return B, C	5.48%	7.42%	2.82%	5.60%	1.98%	4.57%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 83,266	$ 61,359	$ 29,052	$ 19,103	$ 14,649	$ 12,193
Ratio of expenses to average net assets	.96% A	1.00%	1.00% F	1.00% F	1.00% A, F	1.00% A, F
Ratio of net investment income to average net assets	6.10% A	6.33%	5.99%	6.05%	6.10% A	5.99% A
Portfolio turnover rate	194% A	99%	183%	262%	125% A	149%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class T shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G Three months ended October 31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997 G	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.530	$ 10.480	$ 10.950	$ 11.020	$ 11.040	$ 10.830
Income from Investment Operations
Net investment income D	.288	.593	.567	.584	.142	.234
Net realized and unrealized gain (loss)	.250	.081	(.324)	(.064)	.065	.214
Total from investment operations	.538	.674	.243	.520	.207	.448
Less Distributions
From net investment income	(.308)	(.624)	(.563)	(.560)	(.147)	(.238)
From net realized gain	-	-	(.150)	(.030)	(.080)	-
Total distributions	(.308)	(.624)	(.713)	(.590)	(.227)	(.238)
Net asset value, end of period	$ 10.760	$ 10.530	$ 10.480	$ 10.950	$ 11.020	$ 11.040
Total Return B, C	5.15%	6.70%	2.29%	4.82%	1.90%	4.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 31,402	$ 19,911	$ 19,101	$ 7,840	$ 1,587	$ 823
Ratio of expenses to average net assets	1.62% A	1.60%	1.62%	1.65% F	1.65% A, F	1.65% A, F
Ratio of expenses to average net assets after expense reductions	1.61% A, H	1.60%	1.62%	1.65%	1.65% A	1.65% A
Ratio of net investment income to average net assets	5.45% A	5.73%	5.37%	5.37%	5.32% A	5.34% A
Portfolio turnover rate	194% A	99%	183%	262%	125% A	149%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G Three months ended October 31

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Financial Highlights - Initial Class	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997 F	1997 G	1996 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.540	$ 10.490	$ 10.970	$ 11.020	$ 11.050	$ 10.780	$ 10.890
Income from Investment Operations
Net investment income	.341 D	.690 D	.674 D	.700 D	.176 D	.678 D	.729
Net realized and unrealized gain (loss)	.257	.078	(.342)	(.056)	.047	.391	(.015)
Total from investment operations	.598	.768	.332	.644	.223	1.069	.714
Less Distributions
From net investment income	(.358)	(.718)	(.662)	(.664)	(.173)	(.689)	(.724)
From net realized gain	-	-	(.150)	(.030)	(.080)	(.110)	(.100)
Total distributions	(.358)	(.718)	(.812)	(.694)	(.253)	(.799)	(.824)
Net asset value, end of period	$ 10.780	$ 10.540	$ 10.490	$ 10.970	$ 11.020	$ 11.050	$ 10.780
Total Return B, C	5.72%	7.66%	3.14%	5.99%	2.05%	10.34%	6.72%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 391,702	$ 371,107	$ 406,839	$ 459,212	$ 494,304	$ 506,113	$ 488,162
Ratio of expenses to average net assets	.67% A	.67%	.70%	.71%	.72% A	.73%	.74%
Ratio of expenses to average net assets after expense reductions	.67% A	.67%	.70%	.71%	.72% A	.73%	.73% E
Ratio of net investment income to average net assets	6.39% A	6.65%	6.29%	6.34%	6.36% A	6.26%	6.75%
Portfolio turnover rate	194% A	99%	183%	262%	125% A	149%	221%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F Three months ended October 31

G For the year ended July 31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997 H	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.520	$ 10.470	$ 10.950	$ 11.010	$ 11.040	$ 10.830
Income from Investment Operations
Net investment income D	.336	.684	.669	.693	.172	.263
Net realized and unrealized gain (loss)	.248	.080	(.343)	(.063)	.050	.226
Total from investment operations	.584	.764	.326	.630	.222	.489
Less Distributions
From net investment income	(.354)	(.714)	(.656)	(.660)	(.172)	(.279)
From net realized gain	-	-	(.150)	(.030)	(.080)	-
Total distributions	(.354)	(.714)	(.806)	(.690)	(.252)	(.279)
Net asset value, end of period	$ 10.750	$ 10.520	$ 10.470	$ 10.950	$ 11.010	$ 11.040
Total Return B, C	5.60%	7.64%	3.09%	5.86%	2.05%	4.59%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 8,439	$ 9,038	$ 15,422	$ 22,038	$ 19,718	$ 13,177
Ratio of expenses to average net assets	.75% A, F	.73%	.75% F	.75% F	.75% A, F	.75% A, F
Ratio of expenses to average net assets after expense reductions	.75% A	.72% G	.75%	.75%	.75% A	.70% A, G
Ratio of net investment income to average net assets	6.31% A	6.60%	6.24%	6.30%	6.35% A	6.29% A
Portfolio turnover rate	194% A	99%	183%	262%	125% A	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Institutional Class shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Three months ended October 31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on February 28, 1997, the fund's Initial Class was closed to new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Initial Class and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. In May, 2001, the Board of Trustees approved the creation of an additional class of shares, Class C shares. Offering of the new class commences on or about August 7, 2001. Class C shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a 1.00% contingent deferred sales charge levied on Class C share redemptions made within one year of purchase.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements - continued

agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $490,597,658 and $465,461,877, respectively, of which U.S. government and government agency obligations aggregated $462,013,640 and $457,061,644, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90%*

* .65% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 5,826	$ 48
Class T	93,025	0
Class B	110,482	79,871
	$ 209,333	$ 79,919

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates ranging from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 28,476	$ 10,772
Class T	38,831	13,245
Class B	31,243	31,243*
	$ 98,550	$ 55,260

* When Class B shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B and Institutional Class Shares. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 7,121	.18*
Class T	68,727	.19*
Class B	22,530	.19*
Initial Class	281,819	.15*
Institutional Class	10,835	.25*
	$ 391,032

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Institutional Class	.75%	$ 968

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $8,060 under the custodian arrangement, and Initial Class' transfer agent expenses were reduced by $476 under the transfer agent arrangement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2001	Year ended October 31, 2000
From net investment income
Class A	$ 250,458	$ 259,663
Class T	2,351,811	2,169,235
Class B	698,277	1,158,837
Initial Class	12,699,994	26,148,441
Institutional Class	285,773	900,873
Total	$ 16,286,313	$ 30,637,049

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2001	Year ended October 31, 2000	Six months ended April 30, 2001	Year ended October 31, 2000

Class A Shares sold	547,862	215,111	$ 5,854,058	$ 2,232,936
Reinvestment of distributions	19,878	18,825	213,938	195,149
Shares redeemed	(116,827)	(90,958)	(1,255,995)	(941,418)
Net increase (decrease)	450,913	142,978	$ 4,812,001	$ 1,486,667
Class T Shares sold	3,362,194	4,402,524	$ 36,228,926	$ 45,948,619
Reinvestment of distributions	132,073	163,509	1,424,012	1,696,640
Shares redeemed	(1,588,113)	(1,514,665)	(17,140,736)	(15,663,958)
Net increase (decrease)	1,906,154	3,051,368	$ 20,512,202	$ 31,981,301
Class B Shares sold	1,307,177	652,666	$ 14,069,112	$ 6,775,572
Reinvestment of distributions	50,179	85,020	540,187	880,755
Shares redeemed	(330,255)	(669,424)	(3,559,852)	(6,925,550)
Net increase (decrease)	1,027,101	68,262	$ 11,049,447	$ 730,777
Initial Class Shares sold	2,941,500	3,201,394	$ 31,742,807	$ 33,214,158
Reinvestment of distributions	960,217	2,034,985	10,350,275	21,102,123
Shares redeemed	(2,761,136)	(8,824,923)	(29,709,560)	(91,371,208)
Net increase (decrease)	1,140,581	(3,588,544)	$ 12,383,522	$ (37,054,927)
Institutional Class Shares sold	138,619	827,963	$ 1,492,707	$ 8,501,722
Reinvestment of distributions	16,151	43,983	173,717	454,723
Shares redeemed	(229,008)	(1,486,148)	(2,455,690)	(15,364,088)
Net increase (decrease)	(74,238)	(614,202)	$ (789,266)	$ (6,407,643)

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Thomas J. Silvia, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

* Independent trustees

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

Bank of New York

New York, NY

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

AMORI-SANN-0601 136117
1.703542.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

High Yield

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor High Yield Fund - Class A

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class A shares took place on September 3, 1996. Class A shares bear a 0.15% 12b-1 fee. Returns prior to September 3, 1996 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses during the periods shown, the past five year and the past 10 year total returns would have been lower.

Semiannual Report

Fidelity Advisor High Yield Fund - Class A
Performance - continued

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv High Yield - CL A	0.20%	-6.28%	23.37%	161.38%
Fidelity Adv High Yield - CL A (incl. 4.75% sales charge)	-4.56%	-10.73%	17.51%	148.96%
ML High Yield Master II	2.63%	0.65%	29.48%	148.69%
High Current Yield Funds Average	-0.17%	-3.90%	18.95%	124.40%

Cumulative total returns show Class A's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class A's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class A's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 394 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Semiannual Report

Fidelity Advisor High Yield Fund - Class A
Performance - continued

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - CL A	-6.28%	4.29%	10.08%
Fidelity Adv High Yield - CL A (incl. 4.75% sales charge)	-10.73%	3.28%	9.55%
ML High Yield Master II	0.65%	5.30%	9.54%
High Current Yield Funds Average	-3.90%	3.38%	8.34%

Average annual total returns take Class A shares' cumulative return and show you what would have happened if Class A shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor High Yield Fund - Class A
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor High Yield Fund - Class A on April 30, 1991, and the current 4.75% sales charge was paid. As the chart shows, by April 30, 2001, the value of the investment would have grown to $24,896 - a 148.96% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $24,869 - a 148.69% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor High Yield Fund - Class A
Performance - continued

Total Return Components

	Six months ended April 30,	Years ended October 31,				September 3, 1996 (commencement of sale of Class A shares) to October 31,
	2001	2000	1999	1998	1997	1996
Dividend returns	4.25%	7.65%	10.58%	7.65%	9.54%	1.17%
Capital returns	-4.05%	-13.31%	1.40%	-12.20%	5.64%	2.41%
Total returns	0.20%	-5.66%	11.98%	-4.55%	15.18%	3.58%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	6.27¢	40.86¢	84.98¢
Annualized dividend rate	8.39%	8.71%	8.58%
30-day annualized yield	10.50%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.09 over the past one month, $9.46 over the past six months and $9.90 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class A's current 4.75% sales charge.

Semiannual Report

Fidelity Advisor High Yield Fund - Class T

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. If Fidelity had not reimbursed certain class expenses during the periods shown, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - CL T	0.15%	-6.27%	23.26%	161.14%
Fidelity Adv High Yield - CL T (incl. 3.50% sales charge)	-3.35%	-9.55%	18.94%	152.00%
ML High Yield Master II	2.63%	0.65%	29.48%	148.69%
High Current Yield Funds Average	-0.17%	-3.90%	18.95%	124.40%

Cumulative total returns show Class T's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class T's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class T's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 394 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Semiannual Report

Fidelity Advisor High Yield Fund - Class T
Performance - continued

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - CL T	-6.27%	4.27%	10.07%
Fidelity Adv High Yield - CL T (incl. 3.50% sales charge)	-9.55%	3.53%	9.68%
ML High Yield Master II	0.65%	5.30%	9.54%
High Current Yield Funds Average	-3.90%	3.38%	8.34%

Average annual total returns take Class T shares' cumulative return and show you what would have happened if Class T shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor High Yield Fund - Class T
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class T on April 30, 1991, and the current 3.50% sales charge was paid. As the chart shows, by April 30, 2001, the value of the investment would have grown to $25,200 - a 152.00% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $24,869 - a 148.69% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor High Yield Fund - Class T
Performance - continued

Total Return Components

	Six months ended April 30,	Years ended October 31,
		2001	2000	1999	1998	1997	1996
Dividend returns	4.19%	7.56%	10.43%	7.57%	9.57%	9.56%
Capital returns	-4.04%	-13.29%	1.40%	-12.11%	5.64%	3.36%
Total returns	0.15%	-5.73%	11.83%	-4.54%	15.21%	12.92%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	6.21¢	40.45¢	84.10¢
Annualized dividend rate	8.29%	8.60%	8.48%
30-day annualized yield	10.53%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.11 over the past one month, $9.48 over the past six months and $9.92 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield includes the effect of Class T's current 3.50% sales charge.

Semiannual Report

Fidelity Advisor High Yield Fund - Class B

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class B shares took place on June 30, 1994. Class B shares bear a 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to June 30, 1994 would have been lower. Class B shares' contingent deferred sales charges included in the past six months, past one year, past five year and past 10 year total return figures are 5%, 5%, 2% and 0%, respectively. If Fidelity had not reimbursed certain class expenses during the periods shown, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - CL B	-0.07%	-6.91%	19.33%	148.50%
Fidelity Adv High Yield - CL B (incl. contingent deferred sales charge)	-4.87%	-11.21%	17.79%	148.50%
ML High Yield Master II	2.63%	0.65%	29.48%	148.69%
High Current Yield Funds Average	-0.17%	-3.90%	18.95%	124.40%

Cumulative total returns show Class B's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class B's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class B's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 394 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Semiannual Report

Fidelity Advisor High Yield Fund - Class B
Performance - continued

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - CL B	-6.91%	3.60%	9.53%
Fidelity Adv High Yield - CL B (incl. contingent deferred sales charge)	-11.21%	3.33%	9.53%
ML High Yield Master II	0.65%	5.30%	9.54%
High Current Yield Funds Average	-3.90%	3.38%	8.34%

Average annual total returns take Class B shares' cumulative return and show you what would have happened if Class B shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor High Yield Fund - Class B
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class B on April 30, 1991. As the chart shows, by April 30, 2001, the value of the investment would have grown to $24,850 - a 148.50% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $24,869 - a 148.69% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor High Yield Fund - Class B
Performance - continued

Total Return Components

	Six months ended April 30,	Years ended October 31,
		2001	2000	1999	1998	1997	1996
Dividend returns	3.88%	6.96%	9.79%	6.98%	8.85%	8.82%
Capital returns	-3.95%	-13.35%	1.31%	-12.08%	5.49%	3.28%
Total returns	-0.07%	-6.39%	11.10%	-5.10%	14.34%	12.10%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested and exclude the effects of sales charges.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.70¢	37.31¢	77.53¢
Annualized dividend rate	7.65%	7.97%	7.86%
30-day annualized yield	10.29%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.06 over the past one month, $9.44 over the past six months, and $9.87 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class B's contingent deferred sales charge.

Semiannual Report

Fidelity Advisor High Yield Fund - Class C

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Class C shares took place on November 3, 1997. Class C shares bear a 1.00% 12b-1 fee. Returns between June 30, 1994 and November 3, 1997 are those of Class B and reflect Class B shares' 0.90% 12b-1 fee (1.00% prior to January 1, 1996). Returns prior to June 30, 1994 are those of Class T and reflect Class T shares' 0.25% 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns between January 1, 1996 and November 3, 1997 and prior to June 30, 1994 would have been lower. Class C shares' contingent deferred sales charge included in the past six months, past one year, past five year and past 10 year total return figures are 1%, 1%, 0% and 0%, respectively. If Fidelity had not reimbursed certain class expenses during the periods shown, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - CL C	-0.11%	-6.96%	18.83%	147.47%
Fidelity Adv High Yield - CL C (incl. contingent deferred sales charge)	-1.07%	-7.82%	18.83%	147.47%
ML High Yield Master II	2.63%	0.65%	29.48%	148.69%
High Current Yield Funds Average	-0.17%	-3.90%	18.95%	124.40%

Cumulative total returns show Class C's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Class C's returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Class C's performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 394 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Semiannual Report

Fidelity Advisor High Yield Fund - Class C
Performance - continued

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - CL C	-6.96%	3.51%	9.48%
Fidelity Adv High Yield - CL C (incl. contingent deferred sales charge)	-7.82%	3.51%	9.48%
ML High Yield Master II	0.65%	5.30%	9.54%
High Current Yield Funds Average	-3.90%	3.38%	8.34%

Average annual total returns take Class C shares' cumulative return and show you what would have happened if Class C shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor High Yield Fund - Class C
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity Advisor High Yield Fund - Class C on April 30, 1991. As the chart shows, by April 30, 2001, the value of the investment would have grown to $24,747 - a 147.47% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $24,869 - a 148.69% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor High Yield Fund - Class C
Performance - continued

Total Return Components

	Six months ended April 30,	Years ended October 31,		November 3, 1997 (commencement of sale of Class C shares) to October 31,
		2001	2000	1999	1998
Dividend returns	3.84%	6.87%	9.69%	6.74%
Capital returns	-3.95%	-13.32%	1.31%	-12.47%
Total returns	-0.11%	-6.45%	11.00%	-5.73%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested, and exclude the effects of sales charges.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.65¢	36.95¢	76.83¢
Annualized dividend rate	7.57%	7.88%	7.77%
30-day annualized yield	10.19%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $9.08 over the past one month, $9.46 over the past six months and $9.89 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The offering share price used in the calculation of the yield excludes the effect of Class C's contingent deferred sales charge.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Federal Reserve Board monetary policy helped anchor the upside performance of high-yield debt during the past six months, while equity market volatility - particularly weakness in the telecommunications sector - threatened to diminish returns. When the tug-of-war ended, high-yield bonds were standing in positive territory, as the Merrill Lynch High Yield Master II Index - a broad measure of high-yield market performance - gained 2.63% for the six-month period ending April 30, 2001. Much of that return was generated in the first half of the period, beginning in December 2000 when the Fed switched from a tightening mode to an easing bias. The Board then followed through with two rate cuts in January - one a surprise 0.50% reduction early in the month, the other a half-percentage point cut at its regularly scheduled meeting late in the month. These actions sparked tremendous enthusiasm for high-yield bonds, and the Merrill Lynch index leaped 6.33% during January. But while some of that momentum carried over into February, optimism about a sustained rally faded in March on investor concerns about the health of the economy. Another rate cut in April - the Fed's fourth of 2001 - and a subsequent equity market recovery did little to jump-start high-yield bond performance, but did stimulate expectations for better months ahead.

(Portfolio Manager photograph)
An interview with Thomas Soviero, Portfolio Manager of Fidelity Advisor High Yield Fund

Q. How did the fund perform, Tom?

A. For the six months that ended April 30, 2001, the fund's Class A, Class T, Class B and Class C shares returned 0.20%, 0.15%, -0.07% and -0.11%, respectively. To compare, the high current yield funds average tracked by Lipper Inc. fell 0.17%, while the overall high-yield market, as measured by the Merrill Lynch High Yield Master II Index, returned 2.63% for the same six-month period. For the 12 months that ended April 30, 2001, the fund's Class A, Class T, Class B and Class C shares returned -6.28%, -6.27%, -6.91% and -6.96%, respectively, while the Lipper average returned -3.90% and the Merrill Lynch index returned 0.65%.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What factors contributed to the fund's performance relative to its peers and its benchmark?

A. The fund was able to slightly outperform the peer average due to positive security selection. The fund lagged the Merrill Lynch index because of a difference between the credit quality of the fund and its benchmark. The index is heavily weighted toward higher-quality Ba-rated corporate bonds, while the fund has more of a B-rated focus. That's where I believe Fidelity's research staff can take most advantage of pricing inefficiencies to uncover bonds with the greatest potential. During the period, higher-rated bonds tended to perform better than lower-quality issues, as default rates were on the rise and recovery rates - measuring a company's success at recovering from distressed levels - were on the decline. Finally, while the index is made up of bonds, the fund held about 10% in common stocks during the past six months, a period when the equity asset class generally was in decline.

Q. What moves of note have you made with the fund since taking it over in June 2000?

A. The biggest move was making some concentrated investments in industrial and retail companies with real hard assets and, at the same time, cutting back on some of the more speculative telecommunications bonds that I inherited when I took over the fund. Examples of the latter included Winstar, PSINet and Rhythms Net Connections. Fortunately, many of the sales proved to be timely, as several telecom companies encountered significant difficulties during the period due to limited access to capital. However, even some of what I consider the sector's brightest stars, including Nextel and XO Communications, were caught in the downdraft. I used the net sales of the telecom investments to increase the fund's stake in some of my more favored securities, including bonds issued by drug store company Rite-Aid, as well as packaging company Owens Illinois. I also decreased the fund's stake in deferred-payment securities, which do not pay current interest but offer significant potential for capital appreciation. Instead, I added to the fund's cash-pay securities, which do offer current interest payments.

Q. Which investments provided top performance for the fund during the period? Which were disappointments?

A. Rite-Aid was a top performer on the strength of the turnaround engineered by new management. Health care also proved to be a fruitful area, including an investment in the common stock of Laboratory Corporation, which appreciated significantly during the past 11 months. DaVita, a kidney dialysis provider, also performed well. The health sector proved strong due to its defensive qualities, improvements in hospital pricing power and support from the federal government. AMC Entertainment, a movie theatre corporation, proved to be one of the fittest, surviving a competitive shake-out in that industry. On the down side were the fund's telecom investments, along with Gaylord Container. In spite of the company's troubles, I've maintained this investment because I believe it should recover along with the economy, due to the quality of its assets and the trend toward consolidation in the liner board industry. The fund's paging company investments also faltered.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Tom, what's your outlook?

A. There's still a lot of value in the high-yield market. I don't have a clear vision of what's in store for the economy, and I don't want to rely on that kind of forecasting. It's possible that I could rotate the fund into more economically sensitive names to take advantage of the economic recovery the Federal Reserve Board is trying to initiate. Within such a backdrop, I'm hopeful that the high-yield market - where price declines have offset income during the past three years - will post decent price appreciation.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a combination of a high level of income and potential for capital gains

Start date: January 5, 1987

Size: as of April 30, 2001, more than $3.0 billion

Manager: Thomas Soviero, since 2000; joined Fidelity in 1989

3

Tom Soviero on the importance of management in a company turnaround:

"A corporate turnaround story can take as long as 18 to 24 months to unfold. Crucial to success in a highly levered situation is strong company management, because the margin for error is narrowed significantly. It's not just a case of a company missing earnings; it's a matter of maintaining liquidity and avoiding bankruptcy. My job - in conjunction with Fidelity's extensive research team - is to get to know company management in order to judge them based on their track record and how they're executing their business plans.

"An example of the importance of solid management to a turnaround can be found with Rite-Aid. The new management team joined the company 18 months ago. The team improved the company's internal financial controls and worked to pay down debt. The result? An ongoing successful turnaround.

"Quality management doesn't always mean new management. The key is execution, with a company improving its creditworthiness through a growth scenario or using its free cash flow to reduce debt, instead of making an acquisition or buying back shares. Many companies have the ability to pay down debt; I look for the desire."

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2001
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Rite Aid Corp.	4.6	0.4
Nextel Communications, Inc.	4.3	4.7
Laboratory Corp. of America Holdings	3.7	4.4
Owens-Illinois, Inc.	3.2	0.0
CSC Holdings, Inc.	2.9	2.6
	18.7
Top Five Market Sectors as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	23.7	30.0
Cable TV	11.1	18.8
Healthcare	11.1	9.3
Broadcasting	5.4	3.4
Containers	4.9	0.9
Quality Diversification as of April 30, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	0.2	0.2
Baa	2.4	0.8
Ba	3.4	6.0
B	40.1	50.4
Caa, Ca, C	20.4	10.7
Not Rated	1.9	2.7

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P® ratings. Unrated debt securities that are equivalent to Ba and below at April 30, 2001 and October 31, 2000 account for 1.9% and 2.7% respectively of the fund's investments.

Asset Allocation (% of fund's net assets)
As of April 30, 2001 *		As of October 31, 2000 **
	Nonconvertible Bonds 62.6%		Nonconvertible Bonds 64.4%
	Convertible Bonds, Preferred Stocks 15.7%		Convertible Bonds, Preferred Stocks 16.6%
	Common Stocks 10.5%		Common Stocks 9.8%
	Other Investments 2.3%		Other Investments 1.9%
	Short-Term Investments and Net Other Assets 8.9%		Short-Term Investments and Net Other Assets 7.3%
* Foreign investments	11.5%	** Foreign investments	11.9%

Effective with this report, industry classifications follow the Merrill Lynch industry sector classifications. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new classifications.

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 65.6%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 3.0%
Entertainment/Film - 0.0%
IMAX Corp. (Reg. S) 5.75% 4/1/03	Caa1	$ 2,000	$ 760
Healthcare - 2.5%
HEALTHSOUTH Corp. 3.25% 4/1/03	Ba3	13,240	12,048
Renal Treatment Centers, Inc. 5.625% 7/15/06	B2	2,000	1,910
Total Renal Care Holdings:
7% 5/15/09 (f)	B3	21,760	19,802
7% 5/15/09	B2	46,350	42,179
			75,939
Technology - 0.1%
Hexcel Corp. 7% 8/1/03	B3	3,020	2,748
Telecommunications - 0.4%
Covad Communications Group, Inc. 6% 9/15/05 (f)	Caa1	7,880	788
Level 3 Communications, Inc. 6% 3/15/10	Caa1	15,970	5,534
Nextel Communications, Inc. 5.25% 1/15/10	B1	7,100	4,500
			10,822
TOTAL CONVERTIBLE BONDS			90,269
Nonconvertible Bonds - 62.6%
Aerospace - 0.4%
L-3 Communications Corp. 8% 8/1/08	B2	10,600	10,600
Broadcasting - 3.4%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	13,932	12,852
Benedek Communications Corp. 0% 5/15/06 (d)	Caa1	2,385	1,431
Echostar Broadband Corp. 10.375% 10/1/07	B3	29,640	30,677
EchoStar DBS Corp. 9.375% 2/1/09	B1	40,895	41,917
LIN Holdings Corp. 0% 3/1/08 (d)	B3	6,880	5,057
STC Broadcasting, Inc. 11% 3/15/07	B-	7,090	6,665
Telemundo Holdings, Inc. 0% 8/15/08 (d)	Caa1	8,430	6,006
			104,605
Cable TV - 6.9%
Callahan Nordrhein Westfalen 14% 7/15/10 (f)	B3	4,650	4,697
Classic Cable, Inc. 10.5% 3/1/10	Caa1	10,610	5,623
Comcast UK Cable Partners Ltd. yankee 11.2% 11/15/07	B2	2,060	1,679
Diamond Cable Communications PLC yankee 11.75% 12/15/05	B2	16,670	14,170
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Golden Sky DBS, Inc. 0% 3/1/07 (d)	Caa1	$ 9,225	$ 5,743
International Cabletel, Inc. 11.5% 2/1/06	B2	30,492	25,613
Northland Cable Television, Inc. 10.25% 11/15/07	B3	3,880	2,716
NTL Communications Corp.:
0% 10/1/08 (d)	B3	11,780	6,126
11.5% 10/1/08	B3	28,170	23,381
NTL, Inc. 10% 2/15/07	B2	16,160	12,928
Pegasus Communications Corp. 12.5% 8/1/17	B3	12,450	12,575
Telewest Communications PLC yankee 11.25% 11/1/08	B2	5,360	5,306
Telewest PLC yankee 9.625% 10/1/06	B2	9,260	8,334
United International Holdings, Inc. 0% 2/15/08 (d)	Caa1	25,735	12,481
United Pan-Europe Communications NV:
0% 11/1/09 (d)	Caa1	52,150	16,688
10.875% 8/1/09	Caa1	25,650	16,160
11.25% 11/1/09	Caa1	28,510	18,246
11.25% 2/1/10	B2	12,775	8,304
11.5% 2/1/10	B2	17,030	11,070
			211,840
Capital Goods - 0.7%
International Knife & Saw, Inc. 11.375% 11/15/06 (c)	Caa1	2,155	323
Numatics, Inc. 9.625% 4/1/08	B3	12,880	8,372
Telecommunications Techniques Co. LLC 9.75% 5/15/08	B3	16,070	12,053
			20,748
Chemicals - 2.7%
Avecia Group PLC yankee 11% 7/1/09	B2	26,890	28,503
Geo Specialty Chemicals, Inc. 10.125% 8/1/08	B3	745	663
Huntsman Corp.:
9.5% 7/1/07 (f)	Caa1	23,525	17,644
9.5% 7/1/07 (f)	Caa1	16,270	12,203
Methanex Corp. yankee 7.75% 8/15/05	Ba1	6,940	6,767
PMD Group, Inc. 11% 2/28/11 (f)	B3	3,625	3,734
Sterling Chemicals, Inc. 12.375% 7/15/06	B3	16,730	13,049
			82,563
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Consumer Products - 1.3%
AKI Holding Corp. 0% 7/1/09 (d)	Caa1	$ 17,930	$ 6,724
Omega Cabinets Ltd. 10.5% 6/15/07	B3	7,385	7,459
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind (h)	-	15,098	13,135
Sealy Mattress Co.:
0% 12/15/07 (d)	B3	6,930	5,856
9.875% 12/15/07	B2	6,190	6,252
			39,426
Containers - 4.9%
ChipPAC International Ltd. 12.75% 8/1/09	B3	5,055	4,322
Crown Cork & Seal Finance PLC yankee:
6.75% 12/15/03	Caa3	20,430	9,806
7% 12/15/06	Caa3	12,580	5,661
Crown Cork & Seal Finance SA yankee 6.75% 12/15/03	Caa3	6,385	3,193
Crown Cork & Seal, Inc.:
6.75% 4/15/03	Caa3	4,325	2,509
7.125% 9/1/02	Caa3	10,630	7,654
7.375% 12/15/26	Caa3	4,085	1,634
8% 4/15/23	Caa3	3,045	1,279
8.375% 1/15/05	Caa3	9,725	4,571
Owens-Illinois, Inc.:
7.15% 5/15/05	B1	45,450	38,292
7.35% 5/15/08	B1	11,060	8,074
7.5% 5/15/10	B1	12,080	9,483
7.85% 5/15/04	B1	25,630	22,298
8.1% 5/15/07	B1	21,712	17,370
SF Holdings Group, Inc. 0% 3/15/08 (d)	Caa2	17,151	7,546
Sweetheart Cup, Inc. 10.5% 9/1/03	Caa1	2,525	2,235
U.S. Can Corp. 12.375% 10/1/10	B3	2,830	2,887
			148,814
Diversified Financial Services - 0.2%
Nexstar Finance LLC/Nexstar Finance, Inc. 12% 4/1/08 (f)	B3	6,380	6,252
Diversified Media - 0.4%
Fox Family Worldwide, Inc. 0% 11/1/07 (d)	B1	10,210	8,781
Time Warner Telecom, Inc. 10.125% 2/1/11	B2	2,545	2,520
			11,301
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Drug Stores - 4.4%
Rite Aid Corp.:
6.125% 12/15/08 (f)	Caa3	$ 8,975	$ 6,013
6.5% 12/15/05 (f)	Caa3	52,990	38,683
6.875% 8/15/13	Caa3	11,300	6,441
7.125% 1/15/07	Caa3	48,750	34,613
7.625% 4/15/05	Caa3	1,300	975
7.7% 2/15/27	Caa3	1,530	842
10.5% 9/15/02 (f)	Caa1	47,775	46,820
			134,387
Electric Utilities - 0.1%
Pacific Gas & Electric Co.:
5.875% 10/1/05	B3	2,085	1,793
7.875% 3/1/02	B3	2,085	1,877
			3,670
Energy - 1.5%
Queen Sand Resources, Inc. 12.5% 7/1/08	Caa1	1,410	1,332
R&B Falcon Corp. 9.5% 12/15/08	Baa3	20,820	23,943
Swift Energy Co. 10.25% 8/1/09	B2	4,000	4,280
Tesoro Petroleum Corp. 9% 7/1/08	B1	16,330	16,861
			46,416
Entertainment/Film - 2.9%
AMC Entertainment, Inc.:
9.5% 3/15/09	Caa3	36,359	31,269
9.5% 2/1/11	Caa3	47,215	40,133
Cinemark USA, Inc.:
8.5% 8/1/08	Caa2	5,930	4,507
9.625% 8/1/08	Caa2	2,125	1,615
9.625% 8/1/08	Caa2	3,400	2,584
IMAX Corp. yankee 7.875% 12/1/05	B2	9,390	5,540
Livent, Inc. yankee 9.375% 10/15/04 (c)	-	11,100	2,220
			87,868
Environmental - 1.8%
Allied Waste North America, Inc. 10% 8/1/09	B2	52,445	54,149
Food/Beverage/Tobacco - 0.5%
Del Monte Corp. 12.25% 4/15/07	B3	6,355	7,118
Del Monte Foods Co. 0% 12/15/07 (d)	Caa1	7,584	7,281
			14,399
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Gaming - 1.7%
Horseshoe Gaming LLC 8.625% 5/15/09	B2	$ 30,840	$ 30,994
MGM Mirage, Inc. 8.375% 2/1/11	Ba2	8,000	8,060
Mohegan Tribal Gaming Authority 8.75% 1/1/09	Ba3	3,630	3,766
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	9,000	9,563
			52,383
Healthcare - 2.4%
Concentra Operating Corp. 13% 8/15/09	B3	6,575	6,871
DaVita, Inc. 9.25% 4/15/11 (f)	B2	3,165	3,260
Iasis Healthcare Corp. 13% 10/15/09	B3	22,290	23,962
PharMerica, Inc. 8.375% 4/1/08	B3	8,705	8,444
Triad Hospitals, Inc. 8.75% 5/1/09 (f)	B1	9,900	10,148
Unilab Corp. 12.75% 10/1/09	B3	20,624	23,099
			75,784
Homebuilding/Real Estate - 0.4%
RCPI Trust 5.9375% 12/31/07 (g)	-	12,700	12,637
Hotels - 0.1%
ITT Corp. 6.75% 11/15/05	Ba1	4,465	4,286
Leisure - 0.2%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	4,960	5,034
Metals/Mining - 1.0%
Century Aluminum Co. 11.75% 4/15/08 (f)	Ba3	5,500	5,775
Metallurg, Inc. 11% 12/1/07	B3	7,444	6,551
Oxford Automotive, Inc. 10.125% 6/15/07	Caa1	5,000	2,975
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	15,310	16,076
			31,377
Miscellaneous - 0.3%
GS Escrow Corp. 7.125% 8/1/05	Ba1	9,700	9,400
Paper - 3.6%
Abitibi-Consolidated, Inc. yankee 7.4% 4/1/18	Baa3	16,780	14,934
Advance Agro Capital BV yankee 13% 11/15/07	Caa1	7,945	4,819
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	22,050	14,333
9.75% 6/15/07	Caa1	18,580	12,263
9.875% 2/15/08	Caa3	63,880	15,970
Riverwood International Corp. 10.875% 4/1/08	Caa1	4,445	4,156
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Paper - continued
Stone Container Corp.:
9.75% 2/1/11 (f)	B2	$ 5,070	$ 5,273
12.58% 8/1/16 (g)	B2	18,740	19,864
Stone Container Finance Co. 11.5% 8/15/06 (f)	B2	8,330	8,663
World Color Press, Inc. 8.375% 11/15/08	Baa3	11,330	11,273
			111,548
Publishing/Printing - 0.5%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	15,420	14,957
Railroad - 0.2%
TFM SA de CV yankee 0% 6/15/09 (d)	B1	9,700	7,906
Services - 0.2%
Iron Mountain, Inc. 8.75% 9/30/09	B2	6,990	7,112
Specialty Retailing - 0.3%
Kmart Corp. 9.375% 2/1/06	Baa3	8,070	8,231
Supermarkets - 0.6%
Disco SA yankee 9.875% 5/15/08	B2	9,000	7,380
Fleming Companies, Inc.:
10.125% 4/1/08 (f)	Ba3	6,035	6,291
10.625% 7/31/07	B2	6,020	6,186
			19,857
Technology - 1.3%
Tritel PCS, Inc.:
0% 5/15/09 (d)	B3	50,540	32,598
10.375% 1/15/11 (f)	B3	4,065	3,780
Viasystems, Inc. 9.75% 6/1/07	B3	4,280	2,622
			39,000
Telecommunications - 17.0%
Alestra SA de RL de CV yankee 12.625% 5/15/09	B2	23,825	20,132
Arch Communications Group 12.75% 7/1/07	B3	3,825	1,186
Arch Escrow Corp. 13.75% 4/15/08	B3	26,120	8,097
Asia Global Crossing Ltd. 13.375% 10/15/10	B2	24,600	23,309
AT&T Wireless Services, Inc. 7.875% 3/1/11 (f)	Baa2	7,210	7,228
Clearnet Communications, Inc. yankee 0% 5/1/09 (d)	Ba1	4,000	3,360
Concentric Network Corp. 12.75% 12/15/07	B	27,280	14,458
Covad Communications Group, Inc.:
12% 2/15/10	Caa1	20,630	2,682
12.5% 2/15/09	Caa1	24,410	3,173
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
CTI Holdings SA yankee 0% 4/15/08 (d)	B2	$ 25,000	$ 10,250
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3	8,070	8,312
Esat Telecom Group PLC yankee 0% 2/1/07 (d)	A2	7,530	7,417
Hyperion Telecommunications, Inc. 12% 11/1/07	Caa1	690	276
Impsat Fiber Networks, Inc. 13.75% 2/15/05	B3	30,195	15,701
Intercel, Inc. 12% 2/1/06	B2	5,190	5,501
Intermedia Communications, Inc.:
0% 5/15/06 (d)	B2	8,780	8,187
0% 7/15/07 (d)	B2	18,165	14,941
0% 3/1/09 (d)	B3	19,000	12,540
8.6% 6/1/08	B2	3,135	2,884
8.875% 11/1/07	B2	7,065	6,500
9.5% 3/1/09	B2	1,265	1,176
Jazztel PLC yankee 14% 4/1/09	Caa1	1,903	1,047
Level 3 Communications, Inc.:
9.125% 5/1/08	B3	23,390	15,087
11% 3/15/08	B3	25,705	17,736
McCaw International Ltd. 0% 4/15/07 (d)	Caa1	50,600	27,830
McLeodUSA, Inc. 11.375% 1/1/09	B1	10,655	9,270
Metrocall, Inc.:
9.75% 11/1/07 (c)	Caa3	7,025	351
10.375% 10/1/07 (c)	Caa3	12,175	609
11% 9/15/08 (c)	Caa3	16,685	834
Millicom International Cellular SA yankee 0% 6/1/06 (d)	Caa1	38,725	32,529
Nextel Communications, Inc.:
0% 9/15/07 (d)	B1	12,280	8,842
12% 11/1/08	B1	22,320	20,534
Nextel International, Inc.:
0% 4/15/08 (d)	Caa1	8,345	3,421
12.75% 8/1/10	Caa1	46,720	28,966
NEXTLINK Communications LLC 12.5% 4/15/06	B2	28,040	14,861
NEXTLINK Communications, Inc.:
10.75% 11/15/08	B3	4,855	2,379
10.75% 6/1/09	B2	19,665	9,636
NorthPoint Communication Holdings, Inc. 12.875% 2/15/10 (c)	Ca	11,485	230
Ono Finance PLC 13% 5/1/09	Caa1	17,400	13,920
ProNet, Inc. 11.875% 6/15/05 (c)	Caa3	5,825	583
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Rogers Cantel, Inc. 8.8% 10/1/07	Ba2	$ 10,630	$ 10,152
Rogers Wireless, Inc. 9.625% 5/1/11 (f)	Baa3	8,230	8,292
Satelites Mexicanos SA de CV:
9.4% 6/30/04 (f)(g)	B1	13,115	11,869
yankee 10.125% 11/1/04	B3	34,360	20,616
SBA Communications Corp. 10.25% 2/1/09 (f)	B3	9,020	8,862
Spectrasite Holdings, Inc.:
0% 4/15/09 (d)	B3	26,255	13,915
0% 3/15/10 (d)	B3	7,190	3,523
12.5% 11/15/10	B3	7,775	7,697
TeleCorp PCS, Inc.:
0% 4/15/09 (d)	B3	51,970	33,391
10.625% 7/15/10	B3	9,105	8,581
USA Mobile Communication, Inc. II 9.5% 2/1/04	B3	13,915	5,009
Versatel Telecom International NV yankee:
13.25% 5/15/08	B3	3,565	1,497
13.25% 5/15/08	B3	1,545	649
			520,028
Textiles & Apparel - 0.7%
Galey & Lord, Inc. 9.125% 3/1/08	Ca	4,745	2,847
Levi Strauss & Co.:
6.8% 11/1/03	Ba3	9,705	8,977
7% 11/1/06	Ba3	10,345	8,897
Pillowtex Corp. 9% 12/15/07 (c)	Caa2	5,340	160
			20,881
TOTAL NONCONVERTIBLE BONDS			1,917,459
TOTAL CORPORATE BONDS (Cost $2,298,850)			2,007,728
Asset-Backed Securities - 0.4%

Airplanes pass through trust 10.875% 3/15/19 (Cost $19,123)	Ba2	18,188	10,913
Commercial Mortgage Securities - 0.3%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 8.0835% 4/1/39 (g)	-	$ 10,700	$ 8,435
Structured Asset Securities Corp. Series 1995-C1 Class F, 7.375% 9/25/24 (f)	-	2,500	2,158
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $10,071)			10,593
Common Stocks - 10.5%
	Shares
Auto Parts Distribution - 0.0%
Exide Corp. warrants 3/18/06 (a)	47,160	165
Broadcasting - 1.4%
EchoStar Communications Corp. Class A (a)	1,399,996	41,944
Cable TV - 0.0%
CS Wireless Systems, Inc. (a)(f)	439	0
NTL, Inc. (a)	1	0
Pegasus Communications Corp. warrants 1/1/07 (a)	6,509	469
Containers - 0.0%
Trivest 1992 Special Fund Ltd (h).	3,037,732	181
SF Holdings Group, Inc. Class C (a)(f)	3,095	0
		181
Diversified Financial Services - 0.0%
ECM Corp. LP (f)	900	77
Drug Stores - 0.2%
Rite Aid Corp. (a)	791,100	5,767
Energy - 0.1%
DevX Energy, Inc. (a)	464,600	3,740
Entertainment/Film - 0.0%
Livent, Inc. (a)	125,200	0
Healthcare - 5.7%
DaVita, Inc. (a)	387,300	6,816
Laboratory Corp. of America Holdings (a)	800,300	112,839
Quest Diagnostics, Inc. (a)	437,500	53,900
		173,555
Hotels - 0.1%
Prime Hospitality Corp. (a)	400,000	4,116
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Supermarkets - 2.0%
Pathmark Stores, Inc. (a)(e)	2,969,378	$ 56,418
Pathmark Stores, Inc. warrants 9/19/10 (a)	747,828	4,554
		60,972
Telecommunications - 1.0%
Arch Wireless, Inc. (a)	2,921,009	906
AT&T Latin America Corp. (a)	1,283,200	3,465
ICO Global Communications Holdings Ltd.:
warrants 5/16/06 (a)	213,101	341
warrants 5/16/06 (a)	318	0
Class A (a)(h)	849,666	1,487
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	19,560	10
warrants 1/15/07 (CV ratio .6) (a)	18,480	9
McCaw International Ltd. warrants 4/16/07 (a)(f)	66,290	331
McLeodUSA, Inc. Class A (a)	1	0
Mpower Communications Corp. (f)	30,880	68
Ono Finance PLC rights 5/31/09 (a)(f)	850	3
Orbital Imaging Corp. warrants 3/1/05 (a)(f)	5,276	5
Powertel, Inc. warrants 2/1/06 (a)	85,408	3,673
XO Communications, Inc. Class A (a)	5,087,800	19,995
		30,293
Textiles & Apparel - 0.0%
Arena Brands Holdings Corp. Class B	42,253	1,056
TOTAL COMMON STOCKS (Cost $284,304)		322,335
Preferred Stocks - 12.7%

Convertible Preferred Stocks - 0.1%
Energy - 0.1%
Tesoro Petroleum Corp. $1.1555 PIES	163,400	2,390
Nonconvertible Preferred Stocks - 12.6%
Banks and Thrifts - 0.4%
California Federal Preferred Capital Corp. $2.2812	533,897	12,814
Broadcasting - 0.6%
Benedek Communications Corp. $115.00 pay-in-kind	6,847	1,369
Citadel Broadcasting Co. Series B, $13.25 pay-in-kind	90,393	10,034
Granite Broadcasting Corp. $127.50 pay-in-kind	31,688	6,338
		17,741
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
Cable TV - 4.2%
CSC Holdings, Inc.:
Series H, $11.75 pay-in-kind	202,712	$ 22,146
Series M, $11.125 pay-in-kind	599,031	65,294
NTL, Inc. Series B, $130.00 pay-in-kind	41,655	31,241
Pegasus Satellite Communication, Inc. $127.50 pay-in-kind	10,025	9,724
Source Media, Inc. $2.70 pay-in-kind	132,402	33
		128,438
Diversified Financial Services - 0.3%
American Annuity Group Capital Trust II $88.75	10,340	10,358
Healthcare - 0.5%
Fresenius Medical Care Capital Trust $90.00	9,847	10,546
Fresenius Medical Care Capital Trust II $7.875	3,500	3,635
		14,181
Publishing/Printing - 1.3%
PRIMEDIA, Inc.:
$9.20	117,980	9,556
Series D, $10.00	299,363	25,146
Series H, $8.625	53,355	4,108
		38,810
Technology - 0.0%
Ampex Corp. 8% non-cumulative	139	217
Telecommunications - 5.3%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	26,660	26,660
Dobson Communications Corp. $130.00 pay-in-kind	2,424	2,242
Intermedia Communications, Inc. Series B, $135.00 pay-in-kind	36,873	32,817
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	108,542	84,663
Series E, $111.25 pay-in-kind	16,449	11,185
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
Telecommunications - continued
XO Communications, Inc.:
$7.00 pay-in-kind	267,317	$ 3,208
Series B, $135.00 pay-in-kind	10,506	1,681
		162,456
TOTAL NONCONVERTIBLE PREFERRED STOCKS		385,015
TOTAL PREFERRED STOCKS (Cost $485,240)		387,405
Floating Rate Loans - 1.6%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)
Auto Parts Distribution - 0.4%
Exide Corp. Tranche B term loan 9.1289% 3/18/05 (g)	-	$ 14,487	13,111
Entertainment/Film - 0.5%
Regal Cinemas, Inc.:
Tranche A term loan 10.5% 6/15/05 (g)	Caa1	5,480	4,822
Tranche B term loan 10.75% 6/15/06 (g)	Caa1	2,946	2,548
Tranche C term loan 11% 6/15/07 (g)	Caa1	7,973	6,896
			14,266
Environmental - 0.2%
Allied Waste North America, Inc.:
Tranche B term loan 7.7894% 7/21/06 (g)	Ba3	1,970	1,953
Tranche C term loan 8.0651% 7/21/07 (g)	Ba3	2,364	2,343
			4,296
Textiles & Apparel - 0.5%
Pillowtex Corp.:
Tranche A term loan 8.2076% 1/31/02 (g)	Caa2	11,848	7,701
Tranche B term loan 8.91% 1/31/02 (g)	Caa2	5,893	3,992
Synthetic Industries, Inc. term loan 17% 6/14/08 (g)	-	6,200	4,650
			16,343
TOTAL FLOATING RATE LOANS (Cost $48,155)			48,016
Cash Equivalents - 8.0%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 4.52%, dated 4/30/01 due:
5/1/01	$ 235,012	$ 234,983
5/1/01	10,606	10,605
TOTAL CASH EQUIVALENTS (Cost $245,588)		245,588
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $3,391,331)		3,032,578
NET OTHER ASSETS - 0.9%		28,940
NET ASSETS - 100%		$ 3,061,518
Security Type Abbreviations
PIES	-	Premium Income Equity Securities
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $238,719,000 or 7.8% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
ICO Global Communications Holdings Ltd. Class A	3/22/00 - 4/19/00	$ 8,333
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind	2/23/98 - 3/31/01	$ 14,382
Trivest 1992 Special Fund Ltd.	7/30/92	$ 0
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.2%	AAA, AA, A	0.0%
Baa	2.4%	BBB	1.6%
Ba	3.4%	BB	5.2%
B	39.4%	B	47.0%
Caa	20.3%	CCC	6.0%
Ca, C	0.1%	CC, C	0.2%
		D	0.4%
The percentage not rated by Moody's or S&P amounted to 1.9%. FMR has determined that unrated debt securities that are lower quality account for 1.9% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.5%
United Kingdom	3.0
Netherlands	2.3
Mexico	2.0
Canada	1.7
Luxembourg	1.1
Others (individually less than 1%)	1.4
100.0%
Income Tax Information

At April 30, 2001, the aggregate cost
of investment securities for income tax purposes was $3,395,138,000. Net unrealized depreciation aggregated $362,560,000, of which $246,763,000 related to appreciated investment securities and $609,323,000 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $522,913,000 of which $34,735,000 and $488,178,000 will expire on October 31, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $245,588) (cost $3,391,331) - See accompanying schedule		$ 3,032,578
Cash		199
Receivable for investments sold		13,873
Receivable for fund shares sold		9,774
Dividends receivable		1,948
Interest receivable		56,386
Other receivables		19
Total assets		3,114,777
Liabilities
Payable for investments purchased	$ 29,203
Payable for fund shares redeemed	16,572
Distributions payable	4,348
Accrued management fee	1,427
Distribution fees payable	1,195
Other payables and accrued expenses	514
Total liabilities		53,259
Net Assets		$ 3,061,518
Net Assets consist of:
Paid in capital		$ 4,053,180
Undistributed net investment income		113,226
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(746,138)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(358,750)
Net Assets		$ 3,061,518

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($198,099 ÷ 21,412 shares)	$9.25
Maximum offering price per share (100/95.25 of $9.25)	$9.71
Class T: Net Asset Value and redemption price per share ($1,672,563 ÷ 180,407 shares)	$9.27
Maximum offering price per share (100/96.50 of $9.27)	$9.61
Class B: Net Asset Value and offering price per share ($868,158 ÷ 94,076 shares) A	$9.23
Class C: Net Asset Value and offering price per share ($236,245 ÷ 25,546 shares) A	$9.25
Institutional Class: Net Asset Value, offering price and redemption price per share ($86,453 ÷ 9,559 shares)	$9.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2001 (Unaudited)
Investment Income Dividends		$ 25,216
Interest		145,028
Total income		170,244
Expenses
Management fee	$ 9,113
Transfer agent fees	2,932
Distribution fees	7,596
Accounting fees and expenses	380
Custodian fees and expenses	46
Registration fees	76
Audit	26
Legal	27
Miscellaneous	15
Total expenses before reductions	20,211
Expense reductions	(97)	20,114
Net investment income		150,130
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(221,683)
Change in net unrealized appreciation (depreciation) on:
Investment securities	71,091
Assets and liabilities in foreign currencies	(8)	71,083
Net gain (loss)		(150,600)
Net increase (decrease) in net assets resulting from operations		$ (470)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 150,130	$ 378,023
Net realized gain (loss)	(221,683)	(503,660)
Change in net unrealized appreciation (depreciation)	71,083	(83,331)
Net increase (decrease) in net assets resulting from operations	(470)	(208,968)
Distributions to shareholders from net investment income	(131,303)	(320,749)
Share transactions - net increase (decrease)	(84,653)	(348,559)
Total increase (decrease) in net assets	(216,426)	(878,276)
Net Assets
Beginning of period	3,277,944	4,156,220
End of period (including undistributed net investment income of $113,226 and $94,399, respectively)	$ 3,061,518	$ 3,277,944

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.640	$ 11.120	$ 11.090	$ 12.930	$ 12.300	$ 12.010
Income from Investment Operations
Net investment income D	.465	1.059	1.022	1.111	1.058	.163
Net realized and unrealized gain (loss)	(.446)	(1.634)	.287	(1.603)	.710	.267
Total from invest- ment operations	.019	(.575)	1.309	(.492)	1.768	.430
Less Distributions
From net investment income	(.409)	(.905)	(1.030)	(1.048)	(1.078)	(.140)
From net realized gain	-	-	(.120)	(.300)	(.060)	-
In excess of net realized gain	-	-	(.080)	-	-	-
Return of capital	-	-	(.049)	-	-	-
Total distributions	(.409)	(.905)	(1.279)	(1.348)	(1.138)	(.140)
Net asset value, end of period	$ 9.250	$ 9.640	$ 11.120	$ 11.090	$ 12.930	$ 12.300
Total Return B, C	.20%	(5.66)%	11.98%	(4.55)%	15.18%	3.58%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 198	$ 209	$ 221	$ 117	$ 44	$ 4
Ratio of expenses to average net assets	.96% A	.94%	.95%	1.01%	1.15%	1.25% A, F
Ratio of expenses to average net assets after expense reductions	.96% A	.94%	.95%	1.00% G	1.14% G	1.25% A
Ratio of net invest- ment income to average net assets	9.91% A	9.86%	8.89%	9.03%	8.58%	9.06% A
Portfolio turnover rate	62% A	63%	61%	75%	105%	121%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to October 31, 1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.660	$ 11.140	$ 11.110	$ 12.940	$ 12.310	$ 11.910
Income from Investment Operations
Net investment income D	.462	1.055	1.021	1.119	1.086	1.105
Net realized and unrealized gain (loss)	(.448)	(1.640)	.274	(1.612)	.686	.364
Total from investment operations	.014	(.585)	1.295	(.493)	1.772	1.469
Less Distributions
From net investment income	(.404)	(.895)	(1.017)	(1.037)	(1.082)	(1.069)
From net realized gain	-	-	(.120)	(.300)	(.060)	-
In excess of net realized gain	-	-	(.080)	-	-	-
Return of capital	-	-	(.048)	-	-	-
Total distributions	(.404)	(.895)	(1.265)	(1.337)	(1.142)	(1.069)
Net asset value, end of period	$ 9.270	$ 9.660	$ 11.140	$ 11.110	$ 12.940	$ 12.310
Total Return B, C	.15%	(5.73)%	11.83%	(4.54)%	15.21%	12.92%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,673	$ 1,777	$ 2,351	$ 2,322	$ 2,208	$ 1,709
Ratio of expenses to average net assets	1.05% A	1.03%	1.04%	1.07%	1.09%	1.12%
Ratio of expenses to average net assets after expense reductions	1.05% A	1.03%	1.04%	1.07%	1.08% E	1.11% E
Ratio of net invest- ment income to average net assets	9.82% A	9.76%	8.80%	8.91%	8.72%	9.20%
Portfolio turnover rate	62% A	63%	61%	75%	105%	121%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.610	$ 11.090	$ 11.070	$ 12.890	$ 12.280	$ 11.890
Income from Investment Operations
Net investment income D	.429	.978	.938	1.024	.998	1.017
Net realized and unrealized gain (loss)	(.436)	(1.634)	.276	(1.588)	.674	.361
Total from investment operations	(.007)	(.656)	1.214	(.564)	1.672	1.378
Less Distributions
From net investment income	(.373)	(.824)	(.949)	(.956)	(1.002)	(.988)
From net realized gain	-	-	(.120)	(.300)	(.060)	-
In excess of net realized gain	-	-	(.080)	-	-	-
Return of capital	-	-	(.045)	-	-	-
Total distributions	(.373)	(.824)	(1.194)	(1.256)	(1.062)	(.988)
Net asset value, end of period	$ 9.230	$ 9.610	$ 11.090	$ 11.070	$ 12.890	$ 12.280
Total Return B, C	(.07)%	(6.39)%	11.10%	(5.10)%	14.34%	12.10%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 868	$ 956	$ 1,192	$ 923	$ 593	$ 344
Ratio of expenses to average net assets	1.72% A	1.70%	1.70%	1.74%	1.74%	1.79%
Ratio of expenses to average net assets after expense reductions	1.72% A	1.70%	1.69% E	1.74%	1.74%	1.79%
Ratio of net invest- ment income to average net assets	9.15% A	9.10%	8.15%	8.25%	8.04%	8.52%
Portfolio turnover rate	62% A	63%	61%	75%	105%	121%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.630	$ 11.110	$ 11.090	$ 12.970
Income from Investment Operations
Net investment income D	.426	.969	.926	.988
Net realized and unrealized gain (loss)	(.436)	(1.634)	.280	(1.639)
Total from investment operations	(.010)	(.665)	1.206	(.651)
Less Distributions
From net investment income	(.370)	(.815)	(.941)	(.929)
From net realized gain	-	-	(.120)	(.300)
In excess of net realized gain	-	-	(.080)	-
Return of capital	-	-	(.045)	-
Total distributions	(.370)	(.815)	(1.186)	(1.229)
Net asset value, end of period	$ 9.250	$ 9.630	$ 11.110	$ 11.090
Total Return B, C	(.11)%	(6.45)%	11.00%	(5.73)%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 236	$ 247	$ 269	$ 130
Ratio of expenses to average net assets	1.80% A	1.78%	1.78%	1.86% A
Ratio of expenses to average net assets after expense reductions	1.79% A, F	1.78%	1.78%	1.86% A
Ratio of net investment income to average net assets	9.08% A	9.02%	8.06%	8.21% A
Portfolio turnover rate	62% A	63%	61%	75%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to October 31, 1998.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.430	$ 10.900	$ 10.900	$ 12.710	$ 12.120	$ 11.760
Income from Investment Operations
Net investment income D	.462	1.055	1.024	1.123	1.094	1.070
Net realized and unrealized gain (loss)	(.437)	(1.606)	.269	(1.562)	.671	.368
Total from investment operations	.025	(.551)	1.293	(.439)	1.765	1.438
Less Distributions
From net investment income	(.415)	(.919)	(1.044)	(1.071)	(1.115)	(1.078)
From net realized gain	-	-	(.120)	(.300)	(.060)	-
In excess of net realized gain	-	-	(.080)	-	-	-
Return of capital	-	-	(.049)	-	-	-
Total distributions	(.415)	(.919)	(1.293)	(1.371)	(1.175)	(1.078)
Net asset value, end of period	$ 9.040	$ 9.430	$ 10.900	$ 10.900	$ 12.710	$ 12.120
Total Return B, C	.27%	(5.56)%	12.05%	(4.21)%	15.42%	12.81%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 86	$ 89	$ 123	$ 113	$ 76	$ 38
Ratio of expenses to average net assets	.82% A	.82%	.82%	.83%	.85%	1.10%
Ratio of expenses to average net assets after expense reductions	.82% A	.82%	.81% E	.83%	.85%	1.05% E
Ratio of net invest- ment income to average net assets	10.05% A	9.98%	9.03%	9.12%	8.96%	9.26%
Portfolio turnover rate	62% A	63%	61%	75%	105%	121%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor High Yield Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount and amortization of premium, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

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Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, foreign currency transactions, market discount, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, Fidelity Advisor High Yield Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

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Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,803,000 or 0.5% of net assets.

Loans and Other Direct Debt Instruments. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, the value of these investments amounted to $48,016,000 or 1.6% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $907,744,000 and $1,036,719,000, respectively.

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets .

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90% *
Class C	1.00% **

* .65% represents a distribution fee and .25% represents a shareholder service fee.

** .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 150,000	$ 2,000
Class T	2,151,000	49,000
Class B	4,083,000	2,961,000
Class C	1,212,000	313,000
	$ 7,596,000	$ 3,325,000

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Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 102,000	$ 42,000
Class T	226,000	105,000
Class B	1,579,000	1,579,000*
Class C	37,000	37,000*
	$ 1,944,000	$ 1,763,000

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 193,000	.19 *
Class T	1,545,000	.18 *
Class B	893,000	.20 *
Class C	206,000	.17 *
Institutional Class	95,000	.21 *
	$ 2,932,000

* Annualized

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,000 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Interfund Lending Program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $29,041,000. The weighted average interest rate was 6.33%. Interest earned from the interfund lending program amounted to $25,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $83,000 under this arrangement.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $13,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

Transfer Agent Credits
Class B	$ 1,000

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Amounts in thousands	Six months ended April 30,	Year ended October 31,
	2001	2000
From net investment income
Class A	$ 8,602	$ 19,732
Class T	73,369	182,570
Class B	35,832	86,748
Class C	9,449	21,383
Institutional Class	4,051	10,316
Total	$ 131,303	$ 320,749

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

Amounts in thousands	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2001	2000	2001	2000
Class A Shares sold	5,870	10,756	$ 55,636	$ 117,740
Reinvestment of distributions	592	1,144	5,574	12,198
Shares redeemed	(6,686)	(10,139)	(62,100)	(109,658)
Net increase (decrease)	(224)	1,761	$ (890)	$ 20,280
Class T Shares sold	47,746	80,648	$ 453,700	$ 877,876
Reinvestment of distributions	6,046	13,081	57,005	139,965
Shares redeemed	(57,394)	(120,833)	(545,351)	(1,303,448)
Net increase (decrease)	(3,602)	(27,104)	$ (34,646)	$ (285,607)
Class B Shares sold	8,412	22,283	$ 80,200	$ 242,700
Reinvestment of distributions	2,400	5,027	22,510	53,537
Shares redeemed	(16,220)	(35,314)	(152,293)	(379,926)
Net increase (decrease)	(5,408)	(8,004)	$ (49,583)	$ (83,689)
Class C Shares sold	5,756	13,456	$ 54,916	$ 146,823
Reinvestment of distributions	570	1,115	5,358	11,868
Shares redeemed	(6,425)	(13,098)	(60,308)	(141,107)
Net increase (decrease)	(99)	1,473	$ (34)	$ 17,584
Institutional Class Shares sold	5,329	5,154	$ 49,122	$ 55,289
Reinvestment of distributions	319	709	2,947	7,434
Shares redeemed	(5,560)	(7,642)	(51,569)	(79,850)
Net increase (decrease)	88	(1,779)	$ 500	$ (17,127)

10. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Pathmark Stores, Inc.	$ 5,115	$ -	$ -	$ 56,418

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Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Thomas T. Soviero, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

HY-SANN-0601 134516
1.703458.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity® Advisor

High Yield

Fund - Institutional Class

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity Advisor fund, including charges and expenses, contact your investment professional for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Advisor High Yield Fund - Institutional Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance. The initial offering of Institutional Class shares took place on July 3, 1995. Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. Returns prior to July 3, 1995 are those of Class T, the original class of the fund, and reflect Class T shares' 0.25% 12b-1 fee. If Fidelity had not reimbursed certain class expenses during the periods shown, the past 10 year total returns would have been lower.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Adv High Yield - Inst CL	0.27%	-6.11%	24.42%	162.33%
ML High Yield Master II	2.63%	0.65%	29.48%	148.69%
High Current Yield Funds Average	-0.17%	-3.90%	18.95%	124.40%

Cumulative total returns show Institutional Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Institutional Class' returns to those of the Merrill Lynch High Yield Master II Index - a market value-weighted index of all domestic and yankee high-yield bonds, including deferred interest bonds and payment-in-kind securities. Issues included in the index have maturities of one year or more and have a credit rating lower than BBB-/Baa3, but are not in default. To measure how Institutional Class' performance stacked up against its peers, you can compare it to the high current yield funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 394 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Adv High Yield - Inst CL	-6.11%	4.47%	10.12%
ML High Yield Master II	0.65%	5.30%	9.54%
High Current Yield Funds Average	-3.90%	3.38%	8.34%

Average annual total returns take Institutional Class' cumulative return and show you what would have happened if Institutional Class shares had performed at a constant rate each year.

Semiannual Report

Fidelity Advisor High Yield Fund - Institutional Class
Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 Years: Let's say hypothetically that $10,000 was invested in Fidelity® Advisor High Yield Fund - Institutional Class on April 30, 1991. As the chart shows, by April 30, 2001, the value of the investment would have grown to $26,233 - a 162.33% increase on the initial investment. For comparison, look at how the Merrill Lynch High Yield Master II Index did over the same period. With dividends reinvested, the same $10,000 investment would have grown to $24,869 - a 148.69% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Advisor High Yield Fund - Institutional Class
Performance - continued

Total Return Components

	Six months ended April 30,	Years ended October 31,
	2001	2000	1999	1998	1997	1996

Dividend returns	4.41%	7.93%	10.90%	7.97%	10.03%	9.75%
Capital returns	-4.14%	-13.49%	1.15%	-12.18%	5.39%	3.06%
Total returns	0.27%	-5.56%	12.05%	-4.21%	15.42%	12.81%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains, if any, paid by the class are reinvested.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	6.40¢	41.54¢	86.25¢
Annualized dividend rate	8.77%	9.05%	8.90%
30-day annualized yield	11.47%	-	-

Dividends per share show the income paid by the class for a set period and do not reflect any tax reclassifications. If you annualize this number, based on an average share price of $8.88 over the past one month, $9.26 over the past six months, and $9.69 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula based on the yields of the securities in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

Federal Reserve Board monetary policy helped anchor the upside performance of high-yield debt during the past six months, while equity market volatility - particularly weakness in the telecommunications sector - threatened to diminish returns. When the tug-of-war ended, high-yield bonds were standing in positive territory, as the Merrill Lynch High Yield Master II Index - a broad measure of high-yield market performance - gained 2.63% for the six-month period ending April 30, 2001. Much of that return was generated in the first half of the period, beginning in December 2000 when the Fed switched from a tightening mode to an easing bias. The Board then followed through with two rate cuts in January - one a surprise 0.50% reduction early in the month, the other a half-percentage point cut at its regularly scheduled meeting late in the month. These actions sparked tremendous enthusiasm for high-yield bonds, and the Merrill Lynch index leaped 6.33% during January. But while some of that momentum carried over into February, optimism about a sustained rally faded in March on investor concerns about the health of the economy. Another rate cut in April - the Fed's fourth of 2001 - and a subsequent equity market recovery did little to jump-start high-yield bond performance, but did stimulate expectations for better months ahead.

(Portfolio Manager photograph)
An interview with Thomas Soviero, Portfolio Manager of Fidelity Advisor High Yield Fund

Q. How did the fund perform, Tom?

A. For the six months that ended April 30, 2001, the fund's Institutional Class shares returned 0.27%. That compares with a -0.17% return for the high current yield funds average tracked by Lipper Inc., and a 2.63% return for the Merrill Lynch High Yield Master II Index for the same six-month period. For the 12 months that ended April 30, 2001, the fund's Institutional Class shares returned -6.11%, while the Lipper average returned -3.90% and the Merrill Lynch index returned 0.65%.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What factors contributed to the fund's performance relative to its peers and its benchmark?

A. The fund was able to slightly outperform the peer average due to positive security selection. The fund lagged the Merrill Lynch index because of a difference between the credit quality of the fund and its benchmark. The index is heavily weighted toward higher-quality Ba-rated corporate bonds, while the fund has more of a B-rated focus. That's where I believe Fidelity's research staff can take most advantage of pricing inefficiencies to uncover bonds with the greatest potential. During the period, higher-rated bonds tended to perform better than lower-quality issues, as default rates were on the rise and recovery rates - measuring a company's success at recovering from distressed levels - were on the decline. Finally, while the index is made up of bonds, the fund held about 10% in common stocks during the past six months, a period when the equity asset class generally was in decline.

Q. What moves of note have you made with the fund since taking it over in June 2000?

A. The biggest move was making some concentrated investments in industrial and retail companies with real hard assets and, at the same time, cutting back on some of the more speculative telecommunications bonds that I inherited when I took over the fund. Examples of the latter included Winstar, PSINet and Rhythms Net Connections. Fortunately, many of the sales proved to be timely, as several telecom companies encountered significant difficulties during the period due to limited access to capital. However, even some of what I consider the sector's brightest stars, including Nextel and XO Communications, were caught in the downdraft. I used the net sales of the telecom investments to increase the fund's stake in some of my more favored securities, including bonds issued by drug store company Rite-Aid, as well as packaging company Owens Illinois. I also decreased the fund's stake in deferred-payment securities, which do not pay current interest but offer significant potential for capital appreciation. Instead, I added to the fund's cash-pay securities, which do offer current interest payments.

Q. Which investments provided top performance for the fund during the period? Which were disappointments?

A. Rite-Aid was a top performer on the strength of the turnaround engineered by new management. Health care also proved to be a fruitful area, including an investment in the common stock of Laboratory Corporation, which appreciated significantly during the past 11 months. DaVita, a kidney dialysis provider, also performed well. The health sector proved strong due to its defensive qualities, improvements in hospital pricing power and support from the federal government. AMC Entertainment, a movie theatre corporation, proved to be one of the fittest, surviving a competitive shake-out in that industry. On the down side were the fund's telecom investments, along with Gaylord Container. In spite of the company's troubles, I've maintained this investment because I believe it should recover along with the economy, due to the quality of its assets and the trend toward consolidation in the liner board industry. The fund's paging company investments also faltered.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Tom, what's your outlook?

A. There's still a lot of value in the high-yield market. I don't have a clear vision of what's in store for the economy, and I don't want to rely on that kind of forecasting. It's possible that I could rotate the fund into more economically sensitive names to take advantage of the economic recovery the Federal Reserve Board is trying to initiate. Within such a backdrop, I'm hopeful that the high-yield market - where price declines have offset income during the past three years - will post decent price appreciation.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a combination of a high level of income and potential for capital gains

Start date: January 5, 1987

Size: as of April 30, 2001, more than $3.0 billion

Manager: Thomas Soviero, since 2000; joined Fidelity in 1989

3

Tom Soviero on the importance of management in a company turnaround:

"A corporate turnaround story can take as long as 18 to 24 months to unfold. Crucial to success in a highly levered situation is strong company management, because the margin for error is narrowed significantly. It's not just a case of a company missing earnings; it's a matter of maintaining liquidity and avoiding bankruptcy. My job - in conjunction with Fidelity's extensive research team - is to get to know company management in order to judge them based on their track record and how they're executing their business plans.

"An example of the importance of solid management to a turnaround can be found with Rite-Aid. The new management team joined the company 18 months ago. The team improved the company's internal financial controls and worked to pay down debt. The result? An ongoing successful turnaround.

"Quality management doesn't always mean new management. The key is execution, with a company improving its creditworthiness through a growth scenario or using its free cash flow to reduce debt, instead of making an acquisition or buying back shares. Many companies have the ability to pay down debt; I look for the desire."

Semiannual Report

Investment Changes

Top Five Holdings as of April 30, 2001
(by issuer, excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Rite Aid Corp.	4.6	0.4
Nextel Communications, Inc.	4.3	4.7
Laboratory Corp. of America Holdings	3.7	4.4
Owens-Illinois, Inc.	3.2	0.0
CSC Holdings, Inc.	2.9	2.6
	18.7
Top Five Market Sectors as of April 30, 2001
	% of fund's net assets	% of fund's net assets 6 months ago
Telecommunications	23.7	30.0
Cable TV	11.1	18.8
Healthcare	11.1	9.3
Broadcasting	5.4	3.4
Containers	4.9	0.9
Quality Diversification as of April 30, 2001
(Moody's Ratings)	% of fund's investments	% of fund's investments 6 months ago
Aaa, Aa, A	0.2	0.2
Baa	2.4	0.8
Ba	3.4	6.0
B	40.1	50.4
Caa, Ca, C	20.4	10.7
Not Rated	1.9	2.7

Table excludes short-term investments. Where Moody's ratings are not available, we have used S&P® ratings. Unrated debt securities that are equivalent to Ba and below at April 30, 2001 and October 31, 2000 account for 1.9% and 2.7% respectively of the fund's investments.

Asset Allocation (% of fund's net assets)
As of April 30, 2001 *		As of October 31, 2000 **
	Nonconvertible Bonds 62.6%		Nonconvertible Bonds 64.4%
	Convertible Bonds, Preferred Stocks 15.7%		Convertible Bonds, Preferred Stocks 16.6%
	Common Stocks 10.5%		Common Stocks 9.8%
	Other Investments 2.3%		Other Investments 1.9%
	Short-Term Investments and Net Other Assets 8.9%		Short-Term Investments and Net Other Assets 7.3%
* Foreign investments	11.5%	** Foreign investments	11.9%

Effective with this report, industry classifications follow the Merrill Lynch industry sector classifications. This replaces the U.S. Standard Industrial Classification system that is being phased out. Prior period industry percentages reflect the new classifications.

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 65.6%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Convertible Bonds - 3.0%
Entertainment/Film - 0.0%
IMAX Corp. (Reg. S) 5.75% 4/1/03	Caa1	$ 2,000	$ 760
Healthcare - 2.5%
HEALTHSOUTH Corp. 3.25% 4/1/03	Ba3	13,240	12,048
Renal Treatment Centers, Inc. 5.625% 7/15/06	B2	2,000	1,910
Total Renal Care Holdings:
7% 5/15/09 (f)	B3	21,760	19,802
7% 5/15/09	B2	46,350	42,179
			75,939
Technology - 0.1%
Hexcel Corp. 7% 8/1/03	B3	3,020	2,748
Telecommunications - 0.4%
Covad Communications Group, Inc. 6% 9/15/05 (f)	Caa1	7,880	788
Level 3 Communications, Inc. 6% 3/15/10	Caa1	15,970	5,534
Nextel Communications, Inc. 5.25% 1/15/10	B1	7,100	4,500
			10,822
TOTAL CONVERTIBLE BONDS			90,269
Nonconvertible Bonds - 62.6%
Aerospace - 0.4%
L-3 Communications Corp. 8% 8/1/08	B2	10,600	10,600
Broadcasting - 3.4%
ACME Television LLC/ACME Financial Corp. 10.875% 9/30/04	B3	13,932	12,852
Benedek Communications Corp. 0% 5/15/06 (d)	Caa1	2,385	1,431
Echostar Broadband Corp. 10.375% 10/1/07	B3	29,640	30,677
EchoStar DBS Corp. 9.375% 2/1/09	B1	40,895	41,917
LIN Holdings Corp. 0% 3/1/08 (d)	B3	6,880	5,057
STC Broadcasting, Inc. 11% 3/15/07	B-	7,090	6,665
Telemundo Holdings, Inc. 0% 8/15/08 (d)	Caa1	8,430	6,006
			104,605
Cable TV - 6.9%
Callahan Nordrhein Westfalen 14% 7/15/10 (f)	B3	4,650	4,697
Classic Cable, Inc. 10.5% 3/1/10	Caa1	10,610	5,623
Comcast UK Cable Partners Ltd. yankee 11.2% 11/15/07	B2	2,060	1,679
Diamond Cable Communications PLC yankee 11.75% 12/15/05	B2	16,670	14,170
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Cable TV - continued
Golden Sky DBS, Inc. 0% 3/1/07 (d)	Caa1	$ 9,225	$ 5,743
International Cabletel, Inc. 11.5% 2/1/06	B2	30,492	25,613
Northland Cable Television, Inc. 10.25% 11/15/07	B3	3,880	2,716
NTL Communications Corp.:
0% 10/1/08 (d)	B3	11,780	6,126
11.5% 10/1/08	B3	28,170	23,381
NTL, Inc. 10% 2/15/07	B2	16,160	12,928
Pegasus Communications Corp. 12.5% 8/1/17	B3	12,450	12,575
Telewest Communications PLC yankee 11.25% 11/1/08	B2	5,360	5,306
Telewest PLC yankee 9.625% 10/1/06	B2	9,260	8,334
United International Holdings, Inc. 0% 2/15/08 (d)	Caa1	25,735	12,481
United Pan-Europe Communications NV:
0% 11/1/09 (d)	Caa1	52,150	16,688
10.875% 8/1/09	Caa1	25,650	16,160
11.25% 11/1/09	Caa1	28,510	18,246
11.25% 2/1/10	B2	12,775	8,304
11.5% 2/1/10	B2	17,030	11,070
			211,840
Capital Goods - 0.7%
International Knife & Saw, Inc. 11.375% 11/15/06 (c)	Caa1	2,155	323
Numatics, Inc. 9.625% 4/1/08	B3	12,880	8,372
Telecommunications Techniques Co. LLC 9.75% 5/15/08	B3	16,070	12,053
			20,748
Chemicals - 2.7%
Avecia Group PLC yankee 11% 7/1/09	B2	26,890	28,503
Geo Specialty Chemicals, Inc. 10.125% 8/1/08	B3	745	663
Huntsman Corp.:
9.5% 7/1/07 (f)	Caa1	23,525	17,644
9.5% 7/1/07 (f)	Caa1	16,270	12,203
Methanex Corp. yankee 7.75% 8/15/05	Ba1	6,940	6,767
PMD Group, Inc. 11% 2/28/11 (f)	B3	3,625	3,734
Sterling Chemicals, Inc. 12.375% 7/15/06	B3	16,730	13,049
			82,563
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Consumer Products - 1.3%
AKI Holding Corp. 0% 7/1/09 (d)	Caa1	$ 17,930	$ 6,724
Omega Cabinets Ltd. 10.5% 6/15/07	B3	7,385	7,459
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind (h)	-	15,098	13,135
Sealy Mattress Co.:
0% 12/15/07 (d)	B3	6,930	5,856
9.875% 12/15/07	B2	6,190	6,252
			39,426
Containers - 4.9%
ChipPAC International Ltd. 12.75% 8/1/09	B3	5,055	4,322
Crown Cork & Seal Finance PLC yankee:
6.75% 12/15/03	Caa3	20,430	9,806
7% 12/15/06	Caa3	12,580	5,661
Crown Cork & Seal Finance SA yankee 6.75% 12/15/03	Caa3	6,385	3,193
Crown Cork & Seal, Inc.:
6.75% 4/15/03	Caa3	4,325	2,509
7.125% 9/1/02	Caa3	10,630	7,654
7.375% 12/15/26	Caa3	4,085	1,634
8% 4/15/23	Caa3	3,045	1,279
8.375% 1/15/05	Caa3	9,725	4,571
Owens-Illinois, Inc.:
7.15% 5/15/05	B1	45,450	38,292
7.35% 5/15/08	B1	11,060	8,074
7.5% 5/15/10	B1	12,080	9,483
7.85% 5/15/04	B1	25,630	22,298
8.1% 5/15/07	B1	21,712	17,370
SF Holdings Group, Inc. 0% 3/15/08 (d)	Caa2	17,151	7,546
Sweetheart Cup, Inc. 10.5% 9/1/03	Caa1	2,525	2,235
U.S. Can Corp. 12.375% 10/1/10	B3	2,830	2,887
			148,814
Diversified Financial Services - 0.2%
Nexstar Finance LLC/Nexstar Finance, Inc. 12% 4/1/08 (f)	B3	6,380	6,252
Diversified Media - 0.4%
Fox Family Worldwide, Inc. 0% 11/1/07 (d)	B1	10,210	8,781
Time Warner Telecom, Inc. 10.125% 2/1/11	B2	2,545	2,520
			11,301
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Drug Stores - 4.4%
Rite Aid Corp.:
6.125% 12/15/08 (f)	Caa3	$ 8,975	$ 6,013
6.5% 12/15/05 (f)	Caa3	52,990	38,683
6.875% 8/15/13	Caa3	11,300	6,441
7.125% 1/15/07	Caa3	48,750	34,613
7.625% 4/15/05	Caa3	1,300	975
7.7% 2/15/27	Caa3	1,530	842
10.5% 9/15/02 (f)	Caa1	47,775	46,820
			134,387
Electric Utilities - 0.1%
Pacific Gas & Electric Co.:
5.875% 10/1/05	B3	2,085	1,793
7.875% 3/1/02	B3	2,085	1,877
			3,670
Energy - 1.5%
Queen Sand Resources, Inc. 12.5% 7/1/08	Caa1	1,410	1,332
R&B Falcon Corp. 9.5% 12/15/08	Baa3	20,820	23,943
Swift Energy Co. 10.25% 8/1/09	B2	4,000	4,280
Tesoro Petroleum Corp. 9% 7/1/08	B1	16,330	16,861
			46,416
Entertainment/Film - 2.9%
AMC Entertainment, Inc.:
9.5% 3/15/09	Caa3	36,359	31,269
9.5% 2/1/11	Caa3	47,215	40,133
Cinemark USA, Inc.:
8.5% 8/1/08	Caa2	5,930	4,507
9.625% 8/1/08	Caa2	2,125	1,615
9.625% 8/1/08	Caa2	3,400	2,584
IMAX Corp. yankee 7.875% 12/1/05	B2	9,390	5,540
Livent, Inc. yankee 9.375% 10/15/04 (c)	-	11,100	2,220
			87,868
Environmental - 1.8%
Allied Waste North America, Inc. 10% 8/1/09	B2	52,445	54,149
Food/Beverage/Tobacco - 0.5%
Del Monte Corp. 12.25% 4/15/07	B3	6,355	7,118
Del Monte Foods Co. 0% 12/15/07 (d)	Caa1	7,584	7,281
			14,399
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Gaming - 1.7%
Horseshoe Gaming LLC 8.625% 5/15/09	B2	$ 30,840	$ 30,994
MGM Mirage, Inc. 8.375% 2/1/11	Ba2	8,000	8,060
Mohegan Tribal Gaming Authority 8.75% 1/1/09	Ba3	3,630	3,766
Venetian Casino Resort LLC/Las Vegas Sands, Inc. 12.25% 11/15/04	Caa1	9,000	9,563
			52,383
Healthcare - 2.4%
Concentra Operating Corp. 13% 8/15/09	B3	6,575	6,871
DaVita, Inc. 9.25% 4/15/11 (f)	B2	3,165	3,260
Iasis Healthcare Corp. 13% 10/15/09	B3	22,290	23,962
PharMerica, Inc. 8.375% 4/1/08	B3	8,705	8,444
Triad Hospitals, Inc. 8.75% 5/1/09 (f)	B1	9,900	10,148
Unilab Corp. 12.75% 10/1/09	B3	20,624	23,099
			75,784
Homebuilding/Real Estate - 0.4%
RCPI Trust 5.9375% 12/31/07 (g)	-	12,700	12,637
Hotels - 0.1%
ITT Corp. 6.75% 11/15/05	Ba1	4,465	4,286
Leisure - 0.2%
Florida Panthers Holdings, Inc. 9.875% 4/15/09	B2	4,960	5,034
Metals/Mining - 1.0%
Century Aluminum Co. 11.75% 4/15/08 (f)	Ba3	5,500	5,775
Metallurg, Inc. 11% 12/1/07	B3	7,444	6,551
Oxford Automotive, Inc. 10.125% 6/15/07	Caa1	5,000	2,975
P&L Coal Holdings Corp. 9.625% 5/15/08	B2	15,310	16,076
			31,377
Miscellaneous - 0.3%
GS Escrow Corp. 7.125% 8/1/05	Ba1	9,700	9,400
Paper - 3.6%
Abitibi-Consolidated, Inc. yankee 7.4% 4/1/18	Baa3	16,780	14,934
Advance Agro Capital BV yankee 13% 11/15/07	Caa1	7,945	4,819
Gaylord Container Corp.:
9.375% 6/15/07	Caa1	22,050	14,333
9.75% 6/15/07	Caa1	18,580	12,263
9.875% 2/15/08	Caa3	63,880	15,970
Riverwood International Corp. 10.875% 4/1/08	Caa1	4,445	4,156
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Paper - continued
Stone Container Corp.:
9.75% 2/1/11 (f)	B2	$ 5,070	$ 5,273
12.58% 8/1/16 (g)	B2	18,740	19,864
Stone Container Finance Co. 11.5% 8/15/06 (f)	B2	8,330	8,663
World Color Press, Inc. 8.375% 11/15/08	Baa3	11,330	11,273
			111,548
Publishing/Printing - 0.5%
American Color Graphics, Inc. 12.75% 8/1/05	Caa1	15,420	14,957
Railroad - 0.2%
TFM SA de CV yankee 0% 6/15/09 (d)	B1	9,700	7,906
Services - 0.2%
Iron Mountain, Inc. 8.75% 9/30/09	B2	6,990	7,112
Specialty Retailing - 0.3%
Kmart Corp. 9.375% 2/1/06	Baa3	8,070	8,231
Supermarkets - 0.6%
Disco SA yankee 9.875% 5/15/08	B2	9,000	7,380
Fleming Companies, Inc.:
10.125% 4/1/08 (f)	Ba3	6,035	6,291
10.625% 7/31/07	B2	6,020	6,186
			19,857
Technology - 1.3%
Tritel PCS, Inc.:
0% 5/15/09 (d)	B3	50,540	32,598
10.375% 1/15/11 (f)	B3	4,065	3,780
Viasystems, Inc. 9.75% 6/1/07	B3	4,280	2,622
			39,000
Telecommunications - 17.0%
Alestra SA de RL de CV yankee 12.625% 5/15/09	B2	23,825	20,132
Arch Communications Group 12.75% 7/1/07	B3	3,825	1,186
Arch Escrow Corp. 13.75% 4/15/08	B3	26,120	8,097
Asia Global Crossing Ltd. 13.375% 10/15/10	B2	24,600	23,309
AT&T Wireless Services, Inc. 7.875% 3/1/11 (f)	Baa2	7,210	7,228
Clearnet Communications, Inc. yankee 0% 5/1/09 (d)	Ba1	4,000	3,360
Concentric Network Corp. 12.75% 12/15/07	B	27,280	14,458
Covad Communications Group, Inc.:
12% 2/15/10	Caa1	20,630	2,682
12.5% 2/15/09	Caa1	24,410	3,173
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
CTI Holdings SA yankee 0% 4/15/08 (d)	B2	$ 25,000	$ 10,250
Dobson/Sygnet Communications Co. 12.25% 12/15/08	B3	8,070	8,312
Esat Telecom Group PLC yankee 0% 2/1/07 (d)	A2	7,530	7,417
Hyperion Telecommunications, Inc. 12% 11/1/07	Caa1	690	276
Impsat Fiber Networks, Inc. 13.75% 2/15/05	B3	30,195	15,701
Intercel, Inc. 12% 2/1/06	B2	5,190	5,501
Intermedia Communications, Inc.:
0% 5/15/06 (d)	B2	8,780	8,187
0% 7/15/07 (d)	B2	18,165	14,941
0% 3/1/09 (d)	B3	19,000	12,540
8.6% 6/1/08	B2	3,135	2,884
8.875% 11/1/07	B2	7,065	6,500
9.5% 3/1/09	B2	1,265	1,176
Jazztel PLC yankee 14% 4/1/09	Caa1	1,903	1,047
Level 3 Communications, Inc.:
9.125% 5/1/08	B3	23,390	15,087
11% 3/15/08	B3	25,705	17,736
McCaw International Ltd. 0% 4/15/07 (d)	Caa1	50,600	27,830
McLeodUSA, Inc. 11.375% 1/1/09	B1	10,655	9,270
Metrocall, Inc.:
9.75% 11/1/07 (c)	Caa3	7,025	351
10.375% 10/1/07 (c)	Caa3	12,175	609
11% 9/15/08 (c)	Caa3	16,685	834
Millicom International Cellular SA yankee 0% 6/1/06 (d)	Caa1	38,725	32,529
Nextel Communications, Inc.:
0% 9/15/07 (d)	B1	12,280	8,842
12% 11/1/08	B1	22,320	20,534
Nextel International, Inc.:
0% 4/15/08 (d)	Caa1	8,345	3,421
12.75% 8/1/10	Caa1	46,720	28,966
NEXTLINK Communications LLC 12.5% 4/15/06	B2	28,040	14,861
NEXTLINK Communications, Inc.:
10.75% 11/15/08	B3	4,855	2,379
10.75% 6/1/09	B2	19,665	9,636
NorthPoint Communication Holdings, Inc. 12.875% 2/15/10 (c)	Ca	11,485	230
Ono Finance PLC 13% 5/1/09	Caa1	17,400	13,920
ProNet, Inc. 11.875% 6/15/05 (c)	Caa3	5,825	583
Corporate Bonds - continued
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
Nonconvertible Bonds - continued
Telecommunications - continued
Rogers Cantel, Inc. 8.8% 10/1/07	Ba2	$ 10,630	$ 10,152
Rogers Wireless, Inc. 9.625% 5/1/11 (f)	Baa3	8,230	8,292
Satelites Mexicanos SA de CV:
9.4% 6/30/04 (f)(g)	B1	13,115	11,869
yankee 10.125% 11/1/04	B3	34,360	20,616
SBA Communications Corp. 10.25% 2/1/09 (f)	B3	9,020	8,862
Spectrasite Holdings, Inc.:
0% 4/15/09 (d)	B3	26,255	13,915
0% 3/15/10 (d)	B3	7,190	3,523
12.5% 11/15/10	B3	7,775	7,697
TeleCorp PCS, Inc.:
0% 4/15/09 (d)	B3	51,970	33,391
10.625% 7/15/10	B3	9,105	8,581
USA Mobile Communication, Inc. II 9.5% 2/1/04	B3	13,915	5,009
Versatel Telecom International NV yankee:
13.25% 5/15/08	B3	3,565	1,497
13.25% 5/15/08	B3	1,545	649
			520,028
Textiles & Apparel - 0.7%
Galey & Lord, Inc. 9.125% 3/1/08	Ca	4,745	2,847
Levi Strauss & Co.:
6.8% 11/1/03	Ba3	9,705	8,977
7% 11/1/06	Ba3	10,345	8,897
Pillowtex Corp. 9% 12/15/07 (c)	Caa2	5,340	160
			20,881
TOTAL NONCONVERTIBLE BONDS			1,917,459
TOTAL CORPORATE BONDS (Cost $2,298,850)			2,007,728
Asset-Backed Securities - 0.4%

Airplanes pass through trust 10.875% 3/15/19 (Cost $19,123)	Ba2	18,188	10,913
Commercial Mortgage Securities - 0.3%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)	Value (Note 1) (000s)
First Chicago/Lennar Trust I weighted average coupon Series 1997-CHL1 Class E, 8.0835% 4/1/39 (g)	-	$ 10,700	$ 8,435
Structured Asset Securities Corp. Series 1995-C1 Class F, 7.375% 9/25/24 (f)	-	2,500	2,158
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $10,071)			10,593
Common Stocks - 10.5%
	Shares
Auto Parts Distribution - 0.0%
Exide Corp. warrants 3/18/06 (a)	47,160	165
Broadcasting - 1.4%
EchoStar Communications Corp. Class A (a)	1,399,996	41,944
Cable TV - 0.0%
CS Wireless Systems, Inc. (a)(f)	439	0
NTL, Inc. (a)	1	0
Pegasus Communications Corp. warrants 1/1/07 (a)	6,509	469
Containers - 0.0%
Trivest 1992 Special Fund Ltd (h).	3,037,732	181
SF Holdings Group, Inc. Class C (a)(f)	3,095	0
		181
Diversified Financial Services - 0.0%
ECM Corp. LP (f)	900	77
Drug Stores - 0.2%
Rite Aid Corp. (a)	791,100	5,767
Energy - 0.1%
DevX Energy, Inc. (a)	464,600	3,740
Entertainment/Film - 0.0%
Livent, Inc. (a)	125,200	0
Healthcare - 5.7%
DaVita, Inc. (a)	387,300	6,816
Laboratory Corp. of America Holdings (a)	800,300	112,839
Quest Diagnostics, Inc. (a)	437,500	53,900
		173,555
Hotels - 0.1%
Prime Hospitality Corp. (a)	400,000	4,116
Common Stocks - continued
	Shares	Value (Note 1) (000s)
Supermarkets - 2.0%
Pathmark Stores, Inc. (a)(e)	2,969,378	$ 56,418
Pathmark Stores, Inc. warrants 9/19/10 (a)	747,828	4,554
		60,972
Telecommunications - 1.0%
Arch Wireless, Inc. (a)	2,921,009	906
AT&T Latin America Corp. (a)	1,283,200	3,465
ICO Global Communications Holdings Ltd.:
warrants 5/16/06 (a)	213,101	341
warrants 5/16/06 (a)	318	0
Class A (a)(h)	849,666	1,487
Loral Orion Network Systems, Inc.:
warrants 1/15/07 (CV ratio .47) (a)	19,560	10
warrants 1/15/07 (CV ratio .6) (a)	18,480	9
McCaw International Ltd. warrants 4/16/07 (a)(f)	66,290	331
McLeodUSA, Inc. Class A (a)	1	0
Mpower Communications Corp. (f)	30,880	68
Ono Finance PLC rights 5/31/09 (a)(f)	850	3
Orbital Imaging Corp. warrants 3/1/05 (a)(f)	5,276	5
Powertel, Inc. warrants 2/1/06 (a)	85,408	3,673
XO Communications, Inc. Class A (a)	5,087,800	19,995
		30,293
Textiles & Apparel - 0.0%
Arena Brands Holdings Corp. Class B	42,253	1,056
TOTAL COMMON STOCKS (Cost $284,304)		322,335
Preferred Stocks - 12.7%

Convertible Preferred Stocks - 0.1%
Energy - 0.1%
Tesoro Petroleum Corp. $1.1555 PIES	163,400	2,390
Nonconvertible Preferred Stocks - 12.6%
Banks and Thrifts - 0.4%
California Federal Preferred Capital Corp. $2.2812	533,897	12,814
Broadcasting - 0.6%
Benedek Communications Corp. $115.00 pay-in-kind	6,847	1,369
Citadel Broadcasting Co. Series B, $13.25 pay-in-kind	90,393	10,034
Granite Broadcasting Corp. $127.50 pay-in-kind	31,688	6,338
		17,741
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
Cable TV - 4.2%
CSC Holdings, Inc.:
Series H, $11.75 pay-in-kind	202,712	$ 22,146
Series M, $11.125 pay-in-kind	599,031	65,294
NTL, Inc. Series B, $130.00 pay-in-kind	41,655	31,241
Pegasus Satellite Communication, Inc. $127.50 pay-in-kind	10,025	9,724
Source Media, Inc. $2.70 pay-in-kind	132,402	33
		128,438
Diversified Financial Services - 0.3%
American Annuity Group Capital Trust II $88.75	10,340	10,358
Healthcare - 0.5%
Fresenius Medical Care Capital Trust $90.00	9,847	10,546
Fresenius Medical Care Capital Trust II $7.875	3,500	3,635
		14,181
Publishing/Printing - 1.3%
PRIMEDIA, Inc.:
$9.20	117,980	9,556
Series D, $10.00	299,363	25,146
Series H, $8.625	53,355	4,108
		38,810
Technology - 0.0%
Ampex Corp. 8% non-cumulative	139	217
Telecommunications - 5.3%
Broadwing Communications, Inc. Series B, $125.00 pay-in-kind	26,660	26,660
Dobson Communications Corp. $130.00 pay-in-kind	2,424	2,242
Intermedia Communications, Inc. Series B, $135.00 pay-in-kind	36,873	32,817
Nextel Communications, Inc.:
Series D, $130.00 pay-in-kind	108,542	84,663
Series E, $111.25 pay-in-kind	16,449	11,185
Preferred Stocks - continued
	Shares	Value (Note 1) (000s)
Nonconvertible Preferred Stocks - continued
Telecommunications - continued
XO Communications, Inc.:
$7.00 pay-in-kind	267,317	$ 3,208
Series B, $135.00 pay-in-kind	10,506	1,681
		162,456
TOTAL NONCONVERTIBLE PREFERRED STOCKS		385,015
TOTAL PREFERRED STOCKS (Cost $485,240)		387,405
Floating Rate Loans - 1.6%
Moody's Ratings (unaudited) (b)		Principal Amount (000s)
Auto Parts Distribution - 0.4%
Exide Corp. Tranche B term loan 9.1289% 3/18/05 (g)	-	$ 14,487	13,111
Entertainment/Film - 0.5%
Regal Cinemas, Inc.:
Tranche A term loan 10.5% 6/15/05 (g)	Caa1	5,480	4,822
Tranche B term loan 10.75% 6/15/06 (g)	Caa1	2,946	2,548
Tranche C term loan 11% 6/15/07 (g)	Caa1	7,973	6,896
			14,266
Environmental - 0.2%
Allied Waste North America, Inc.:
Tranche B term loan 7.7894% 7/21/06 (g)	Ba3	1,970	1,953
Tranche C term loan 8.0651% 7/21/07 (g)	Ba3	2,364	2,343
			4,296
Textiles & Apparel - 0.5%
Pillowtex Corp.:
Tranche A term loan 8.2076% 1/31/02 (g)	Caa2	11,848	7,701
Tranche B term loan 8.91% 1/31/02 (g)	Caa2	5,893	3,992
Synthetic Industries, Inc. term loan 17% 6/14/08 (g)	-	6,200	4,650
			16,343
TOTAL FLOATING RATE LOANS (Cost $48,155)			48,016
Cash Equivalents - 8.0%
	Maturity Amount (000s)	Value (Note 1) (000s)
Investments in repurchase agreements (U.S. Treasury Obligations), in a joint trading account at 4.52%, dated 4/30/01 due:
5/1/01	$ 235,012	$ 234,983
5/1/01	10,606	10,605
TOTAL CASH EQUIVALENTS (Cost $245,588)		245,588
TOTAL INVESTMENT PORTFOLIO - 99.1% (Cost $3,391,331)		3,032,578
NET OTHER ASSETS - 0.9%		28,940
NET ASSETS - 100%		$ 3,061,518
Security Type Abbreviations
PIES	-	Premium Income Equity Securities
Legend
(a) Non-income producing
(b) S&P credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Non-income producing - issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.
(d) Debt obligation initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $238,719,000 or 7.8% of net assets.

(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
ICO Global Communications Holdings Ltd. Class A	3/22/00 - 4/19/00	$ 8,333
Sealy Corp., Inc. 10% 12/18/08 pay-in-kind	2/23/98 - 3/31/01	$ 14,382
Trivest 1992 Special Fund Ltd.	7/30/92	$ 0
Other Information
The composition of long-term debt holdings as a percentage of total value of investments in securities, is as follows (ratings are unaudited):
Moody's Ratings		S&P Ratings
Aaa, Aa, A	0.2%	AAA, AA, A	0.0%
Baa	2.4%	BBB	1.6%
Ba	3.4%	BB	5.2%
B	39.4%	B	47.0%
Caa	20.3%	CCC	6.0%
Ca, C	0.1%	CC, C	0.2%
		D	0.4%
The percentage not rated by Moody's or S&P amounted to 1.9%. FMR has determined that unrated debt securities that are lower quality account for 1.9% of the total value of investment in securities.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows:
United States of America	88.5%
United Kingdom	3.0
Netherlands	2.3
Mexico	2.0
Canada	1.7
Luxembourg	1.1
Others (individually less than 1%)	1.4
100.0%
Income Tax Information

At April 30, 2001, the aggregate cost
of investment securities for income tax purposes was $3,395,138,000. Net unrealized depreciation aggregated $362,560,000, of which $246,763,000 related to appreciated investment securities and $609,323,000 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $522,913,000 of which $34,735,000 and $488,178,000 will expire on October 31, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $245,588) (cost $3,391,331) - See accompanying schedule		$ 3,032,578
Cash		199
Receivable for investments sold		13,873
Receivable for fund shares sold		9,774
Dividends receivable		1,948
Interest receivable		56,386
Other receivables		19
Total assets		3,114,777
Liabilities
Payable for investments purchased	$ 29,203
Payable for fund shares redeemed	16,572
Distributions payable	4,348
Accrued management fee	1,427
Distribution fees payable	1,195
Other payables and accrued expenses	514
Total liabilities		53,259
Net Assets		$ 3,061,518
Net Assets consist of:
Paid in capital		$ 4,053,180
Undistributed net investment income		113,226
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(746,138)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(358,750)
Net Assets		$ 3,061,518

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($198,099 ÷ 21,412 shares)	$9.25
Maximum offering price per share (100/95.25 of $9.25)	$9.71
Class T: Net Asset Value and redemption price per share ($1,672,563 ÷ 180,407 shares)	$9.27
Maximum offering price per share (100/96.50 of $9.27)	$9.61
Class B: Net Asset Value and offering price per share ($868,158 ÷ 94,076 shares) A	$9.23
Class C: Net Asset Value and offering price per share ($236,245 ÷ 25,546 shares) A	$9.25
Institutional Class: Net Asset Value, offering price and redemption price per share ($86,453 ÷ 9,559 shares)	$9.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2001 (Unaudited)
Investment Income Dividends		$ 25,216
Interest		145,028
Total income		170,244
Expenses
Management fee	$ 9,113
Transfer agent fees	2,932
Distribution fees	7,596
Accounting fees and expenses	380
Custodian fees and expenses	46
Registration fees	76
Audit	26
Legal	27
Miscellaneous	15
Total expenses before reductions	20,211
Expense reductions	(97)	20,114
Net investment income		150,130
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		(221,683)
Change in net unrealized appreciation (depreciation) on:
Investment securities	71,091
Assets and liabilities in foreign currencies	(8)	71,083
Net gain (loss)		(150,600)
Net increase (decrease) in net assets resulting from operations		$ (470)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 150,130	$ 378,023
Net realized gain (loss)	(221,683)	(503,660)
Change in net unrealized appreciation (depreciation)	71,083	(83,331)
Net increase (decrease) in net assets resulting from operations	(470)	(208,968)
Distributions to shareholders from net investment income	(131,303)	(320,749)
Share transactions - net increase (decrease)	(84,653)	(348,559)
Total increase (decrease) in net assets	(216,426)	(878,276)
Net Assets
Beginning of period	3,277,944	4,156,220
End of period (including undistributed net investment income of $113,226 and $94,399, respectively)	$ 3,061,518	$ 3,277,944

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.640	$ 11.120	$ 11.090	$ 12.930	$ 12.300	$ 12.010
Income from Investment Operations
Net investment income D	.465	1.059	1.022	1.111	1.058	.163
Net realized and unrealized gain (loss)	(.446)	(1.634)	.287	(1.603)	.710	.267
Total from invest- ment operations	.019	(.575)	1.309	(.492)	1.768	.430
Less Distributions
From net investment income	(.409)	(.905)	(1.030)	(1.048)	(1.078)	(.140)
From net realized gain	-	-	(.120)	(.300)	(.060)	-
In excess of net realized gain	-	-	(.080)	-	-	-
Return of capital	-	-	(.049)	-	-	-
Total distributions	(.409)	(.905)	(1.279)	(1.348)	(1.138)	(.140)
Net asset value, end of period	$ 9.250	$ 9.640	$ 11.120	$ 11.090	$ 12.930	$ 12.300
Total Return B, C	.20%	(5.66)%	11.98%	(4.55)%	15.18%	3.58%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 198	$ 209	$ 221	$ 117	$ 44	$ 4
Ratio of expenses to average net assets	.96% A	.94%	.95%	1.01%	1.15%	1.25% A, F
Ratio of expenses to average net assets after expense reductions	.96% A	.94%	.95%	1.00% G	1.14% G	1.25% A
Ratio of net invest- ment income to average net assets	9.91% A	9.86%	8.89%	9.03%	8.58%	9.06% A
Portfolio turnover rate	62% A	63%	61%	75%	105%	121%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income (loss) per share has been calculated based on average shares outstanding during the period.

E For the period September 3, 1996 (commencement of sale of Class A shares) to October 31, 1996.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.660	$ 11.140	$ 11.110	$ 12.940	$ 12.310	$ 11.910
Income from Investment Operations
Net investment income D	.462	1.055	1.021	1.119	1.086	1.105
Net realized and unrealized gain (loss)	(.448)	(1.640)	.274	(1.612)	.686	.364
Total from investment operations	.014	(.585)	1.295	(.493)	1.772	1.469
Less Distributions
From net investment income	(.404)	(.895)	(1.017)	(1.037)	(1.082)	(1.069)
From net realized gain	-	-	(.120)	(.300)	(.060)	-
In excess of net realized gain	-	-	(.080)	-	-	-
Return of capital	-	-	(.048)	-	-	-
Total distributions	(.404)	(.895)	(1.265)	(1.337)	(1.142)	(1.069)
Net asset value, end of period	$ 9.270	$ 9.660	$ 11.140	$ 11.110	$ 12.940	$ 12.310
Total Return B, C	.15%	(5.73)%	11.83%	(4.54)%	15.21%	12.92%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 1,673	$ 1,777	$ 2,351	$ 2,322	$ 2,208	$ 1,709
Ratio of expenses to average net assets	1.05% A	1.03%	1.04%	1.07%	1.09%	1.12%
Ratio of expenses to average net assets after expense reductions	1.05% A	1.03%	1.04%	1.07%	1.08% E	1.11% E
Ratio of net invest- ment income to average net assets	9.82% A	9.76%	8.80%	8.91%	8.72%	9.20%
Portfolio turnover rate	62% A	63%	61%	75%	105%	121%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.610	$ 11.090	$ 11.070	$ 12.890	$ 12.280	$ 11.890
Income from Investment Operations
Net investment income D	.429	.978	.938	1.024	.998	1.017
Net realized and unrealized gain (loss)	(.436)	(1.634)	.276	(1.588)	.674	.361
Total from investment operations	(.007)	(.656)	1.214	(.564)	1.672	1.378
Less Distributions
From net investment income	(.373)	(.824)	(.949)	(.956)	(1.002)	(.988)
From net realized gain	-	-	(.120)	(.300)	(.060)	-
In excess of net realized gain	-	-	(.080)	-	-	-
Return of capital	-	-	(.045)	-	-	-
Total distributions	(.373)	(.824)	(1.194)	(1.256)	(1.062)	(.988)
Net asset value, end of period	$ 9.230	$ 9.610	$ 11.090	$ 11.070	$ 12.890	$ 12.280
Total Return B, C	(.07)%	(6.39)%	11.10%	(5.10)%	14.34%	12.10%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 868	$ 956	$ 1,192	$ 923	$ 593	$ 344
Ratio of expenses to average net assets	1.72% A	1.70%	1.70%	1.74%	1.74%	1.79%
Ratio of expenses to average net assets after expense reductions	1.72% A	1.70%	1.69% E	1.74%	1.74%	1.79%
Ratio of net invest- ment income to average net assets	9.15% A	9.10%	8.15%	8.25%	8.04%	8.52%
Portfolio turnover rate	62% A	63%	61%	75%	105%	121%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.630	$ 11.110	$ 11.090	$ 12.970
Income from Investment Operations
Net investment income D	.426	.969	.926	.988
Net realized and unrealized gain (loss)	(.436)	(1.634)	.280	(1.639)
Total from investment operations	(.010)	(.665)	1.206	(.651)
Less Distributions
From net investment income	(.370)	(.815)	(.941)	(.929)
From net realized gain	-	-	(.120)	(.300)
In excess of net realized gain	-	-	(.080)	-
Return of capital	-	-	(.045)	-
Total distributions	(.370)	(.815)	(1.186)	(1.229)
Net asset value, end of period	$ 9.250	$ 9.630	$ 11.110	$ 11.090
Total Return B, C	(.11)%	(6.45)%	11.00%	(5.73)%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 236	$ 247	$ 269	$ 130
Ratio of expenses to average net assets	1.80% A	1.78%	1.78%	1.86% A
Ratio of expenses to average net assets after expense reductions	1.79% A, F	1.78%	1.78%	1.86% A
Ratio of net investment income to average net assets	9.08% A	9.02%	8.06%	8.21% A
Portfolio turnover rate	62% A	63%	61%	75%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period November 3, 1997 (commencement of sale of Class C shares) to October 31, 1998.

F FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997	1996
Selected Per-Share Data
Net asset value, beginning of period	$ 9.430	$ 10.900	$ 10.900	$ 12.710	$ 12.120	$ 11.760
Income from Investment Operations
Net investment income D	.462	1.055	1.024	1.123	1.094	1.070
Net realized and unrealized gain (loss)	(.437)	(1.606)	.269	(1.562)	.671	.368
Total from investment operations	.025	(.551)	1.293	(.439)	1.765	1.438
Less Distributions
From net investment income	(.415)	(.919)	(1.044)	(1.071)	(1.115)	(1.078)
From net realized gain	-	-	(.120)	(.300)	(.060)	-
In excess of net realized gain	-	-	(.080)	-	-	-
Return of capital	-	-	(.049)	-	-	-
Total distributions	(.415)	(.919)	(1.293)	(1.371)	(1.175)	(1.078)
Net asset value, end of period	$ 9.040	$ 9.430	$ 10.900	$ 10.900	$ 12.710	$ 12.120
Total Return B, C	.27%	(5.56)%	12.05%	(4.21)%	15.42%	12.81%
Ratios and Supplemental Data
Net assets, end of period (in millions)	$ 86	$ 89	$ 123	$ 113	$ 76	$ 38
Ratio of expenses to average net assets	.82% A	.82%	.82%	.83%	.85%	1.10%
Ratio of expenses to average net assets after expense reductions	.82% A	.82%	.81% E	.83%	.85%	1.05% E
Ratio of net invest- ment income to average net assets	10.05% A	9.98%	9.03%	9.12%	8.96%	9.26%
Portfolio turnover rate	62% A	63%	61%	75%	105%	121%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor High Yield Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Class C, and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities for which quotations are readily available are valued by a pricing service at their market values as determined by their most recent bid prices in the principal market (sales prices if the principal market is an exchange) in which such securities are normally traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency Translation. The accounting records of the fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency Translation - continued

Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received, and gains and losses between trade and settlement date on purchases and sales of securities. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of original issue discount and amortization of premium, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The fund may place a debt obligation on non-accrual status and reduce related interest income by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures, under the general supervision of the Board of Trustees of the fund. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectibility of interest is reasonably assured.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) non-interested Trustees must defer receipt of a portion of, and may elect to defer receipt of an additional portion of, their annual compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of the fund or are invested in a cross-section of other Fidelity funds. Deferred amounts remain in the fund until distributed in accordance with the Plan.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Distributions to Shareholders - continued

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for litigation proceeds, paydown gains/losses on certain securities, foreign currency transactions, market discount, partnerships, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, Fidelity Advisor High Yield Fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Foreign Currency Contracts. The fund generally uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is determined using contractual currency exchange rates established at the time of each trade.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the fund to borrow from, or lend money to, other participating funds.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $14,803,000 or 0.5% of net assets.

Loans and Other Direct Debt Instruments. The fund is permitted to invest in loans and loan participations, trade claims or other receivables. These investments may include standby financing commitments that obligate the fund to supply additional cash to the borrower on demand. Loan participations involve a risk of insolvency of the lending bank or other financial intermediary. At the end of the period, the value of these investments amounted to $48,016,000 or 1.6% of net assets.

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $907,744,000 and $1,036,719,000, respectively.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .45%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .58% of average net assets .

Sub-Adviser Fee. FMR Co., Inc. (FMRC) serves as sub-adviser for the fund. FMRC is an affiliate of FMR and receives a fee from FMR of 50% of the management fee payable to FMR with respect to that portion of the fund's assets that are managed by FMRC.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90% *
Class C	1.00% **

* .65% represents a distribution fee and .25% represents a shareholder service fee.

** .75% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 150,000	$ 2,000
Class T	2,151,000	49,000
Class B	4,083,000	2,961,000
Class C	1,212,000	313,000
	$ 7,596,000	$ 3,325,000

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. Contingent deferred sales charges are based on declining rates ranging from 5% to 1% for Class B and 1% for Class C, of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 102,000	$ 42,000
Class T	226,000	105,000
Class B	1,579,000	1,579,000*
Class C	37,000	37,000*
	$ 1,944,000	$ 1,763,000

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for each class of the fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC:

	Amount	% of Average Net Assets
Class A	$ 193,000	.19 *
Class T	1,545,000	.18 *
Class B	893,000	.20 *
Class C	206,000	.17 *
Institutional Class	95,000	.21 *
	$ 2,932,000

* Annualized

Accounting Fees. Fidelity Service Company, Inc., an affiliate of FMR, maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms were $1,000 for the period.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.475 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period the fund had no borrowings on this line of credit.

6. Interfund Lending Program.

The fund participated in the interfund lending program as a lender. The average daily loan balance during the period for which loans were outstanding amounted to $29,041,000. The weighted average interest rate was 6.33%. Interest earned from the interfund lending program amounted to $25,000 and is included in interest income on the Statement of Operations. At period end there were no interfund loans outstanding.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

FMR has directed certain portfolio trades to brokers who paid a portion of the fund's expenses. For the period, the fund's expenses were reduced by $83,000 under this arrangement.

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $13,000 under the custodian arrangement, and each applicable class' expenses were reduced as follows under the transfer agent arrangements:

Transfer Agent Credits
Class B	$ 1,000

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Amounts in thousands	Six months ended April 30,	Year ended October 31,
	2001	2000
From net investment income
Class A	$ 8,602	$ 19,732
Class T	73,369	182,570
Class B	35,832	86,748
Class C	9,449	21,383
Institutional Class	4,051	10,316
Total	$ 131,303	$ 320,749

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

Amounts in thousands	Shares		Dollars
	Six months ended April 30,	Year ended October 31,	Six months ended April 30,	Year ended October 31,
	2001	2000	2001	2000
Class A Shares sold	5,870	10,756	$ 55,636	$ 117,740
Reinvestment of distributions	592	1,144	5,574	12,198
Shares redeemed	(6,686)	(10,139)	(62,100)	(109,658)
Net increase (decrease)	(224)	1,761	$ (890)	$ 20,280
Class T Shares sold	47,746	80,648	$ 453,700	$ 877,876
Reinvestment of distributions	6,046	13,081	57,005	139,965
Shares redeemed	(57,394)	(120,833)	(545,351)	(1,303,448)
Net increase (decrease)	(3,602)	(27,104)	$ (34,646)	$ (285,607)
Class B Shares sold	8,412	22,283	$ 80,200	$ 242,700
Reinvestment of distributions	2,400	5,027	22,510	53,537
Shares redeemed	(16,220)	(35,314)	(152,293)	(379,926)
Net increase (decrease)	(5,408)	(8,004)	$ (49,583)	$ (83,689)
Class C Shares sold	5,756	13,456	$ 54,916	$ 146,823
Reinvestment of distributions	570	1,115	5,358	11,868
Shares redeemed	(6,425)	(13,098)	(60,308)	(141,107)
Net increase (decrease)	(99)	1,473	$ (34)	$ 17,584
Institutional Class Shares sold	5,329	5,154	$ 49,122	$ 55,289
Reinvestment of distributions	319	709	2,947	7,434
Shares redeemed	(5,560)	(7,642)	(51,569)	(79,850)
Net increase (decrease)	88	(1,779)	$ 500	$ (17,127)

10. Transactions with Affiliated Companies.

An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Transactions during the period with companies which are or were affiliates are as follows:

Summary of Transactions with Affiliated Companies
Amounts in thousands Affiliate	Purchase Cost	Sales Cost	Dividend Income	Value
Pathmark Stores, Inc.	$ 5,115	$ -	$ -	$ 56,418

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Semiannual Report

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Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Robert A. Lawrence, Vice President

Thomas T. Soviero, Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agent

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Custodian

The Bank of New York

New York, NY

* Independent trustees

Semiannual Report

Fidelity Advisor Aggressive Growth Fund
Fidelity Advisor Asset Allocation Fund
Fidelity Advisor Balanced Fund
Fidelity Advisor Biotechnology Fund
Fidelity Advisor Consumer Industries Fund
Fidelity Advisor Cyclical Industries Fund
Fidelity Advisor Developing Communications Fund
Fidelity Advisor Diversified International Fund
Fidelity Advisor Dividend Growth Fund
Fidelity Advisor Dynamic Capital Appreciation Fund
Fidelity Advisor Electronics Fund
Fidelity Advisor Emerging Asia Fund
Fidelity Advisor Emerging Markets Income Fund
Fidelity Advisor Equity Growth Fund
Fidelity Advisor Equity Income Fund
Fidelity Advisor Europe Capital Appreciation Fund
Fidelity Advisor Fifty Fund
Fidelity Advisor Financial Services Fund
Fidelity Advisor Floating Rate High Income Fund
Fidelity Advisor Global Equity Fund
Fidelity Advisor Government Investment Fund
Fidelity Advisor Growth & Income Fund
Fidelity Advisor Growth Opportunities
Fidelity Advisor Health Care Fund
Fidelity Advisor High Income Fund
Fidelity Advisor High Yield Fund
Fidelity Advisor Intermediate Bond Fund
Fidelity Advisor International Capital Appreciation Fund
Fidelity Advisor Japan Fund
Fidelity Advisor Korea Fund
Fidelity Advisor Large Cap Fund
Fidelity Advisor Latin America Fund
Fidelity Advisor Leveraged Company Stock Fund
Fidelity Advisor Mid Cap Fund
Fidelity Advisor Mortgage Securities Fund
Fidelity Advisor Municipal Income Fund
Fidelity Advisor Natural Resources Fund
Fidelity Advisor Overseas Fund
Fidelity Advisor Short Fixed-Income Fund
Fidelity Advisor Small Cap Fund
Fidelity Advisor Strategic Income Fund
Fidelity Advisor Technology Fund
Fidelity Advisor TechnoQuant® Growth Fund
Fidelity Advisor Telecommunications & Utilities Growth Fund
Fidelity Advisor Value Strategies Fund
Prime Fund
Tax-Exempt Fund
Treasury Fund

HYI-SANN-0601 134517
1.703463.103

(Fidelity Investment logo)(registered trademark)

(Fidelity Investment logo)(registered trademark)
Fidelity®

Mortgage Securities Fund

(Initial Class of Fidelity Advisor Mortgage
Securities Fund)

Semiannual Report

April 30, 2001

(2_fidelity_logos)(registered trademark)

Contents

President's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

President's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

Solid performance by the equity markets in January and April could not overcome the disappointing results of February and March, leaving most major stock market indexes flat or down through the first-third of 2001. While fixed-income investments gave back some of their leadership position in April due to the renewed enthusiasm for equities during the month, most bond categories still maintained their performance edge on a year-to-date basis.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

Remember to contact your investment professional if you need help with your investments.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Fidelity Mortgage Securities Fund - Initial Class

Performance: The Bottom Line

There are several ways to evaluate historical performance. You can look at the total percentage change in value, the average annual percentage change or the growth of a hypothetical $10,000 investment. Total return reflects the change in the value of an investment, assuming reinvestment of the class' dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the class' income, as reflected in its yield, to measure performance.

Cumulative Total Returns

Periods ended April 30, 2001	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Fidelity® Mortgage Securities - Initial CL	5.72%	11.95%	42.00%	108.46%
LB Mortgage	6.10%	12.72%	44.76%	109.97%
US Mortgage Funds Average	5.75%	11.52%	38.10%	95.40%

Cumulative total returns show Initial Class' performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare Initial Class' returns to the performance of the Lehman Brothers Mortgage-Backed Securities Index - a market value-weighted index of fixed-rate securities that represent interests in pools of mortgage loans with original terms of 15 and 30 years that are issued by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA), and the Federal Home Loan Mortgage Corp. (FHLMC), and balloon mortgages with fixed-rate coupons. To measure how Initial Class' performance stacked up against its peers, you can compare it to the U.S. mortgage funds average, which reflects the performance of mutual funds with similar objectives tracked by Lipper Inc. The past six months average represents a peer group of 65 mutual funds. These benchmarks reflect reinvestment of dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended April 30, 2001	Past 1 year	Past 5 years	Past 10 years
Fidelity Mortgage Securities - Initial CL	11.95%	7.26%	7.62%
LB Mortgage	12.72%	7.68%	7.70%
US Mortgage Funds Average	11.52%	6.66%	6.92%

Average annual total returns take Initial Class' cumulative return and show you what would have happened if Initial Class had performed at a constant rate each year.

Semiannual Report

Fidelity Mortgage Securities Fund - Initial Class

Performance - continued

$10,000 Over 10 Years

$10,000 Over 10 years: Let's say hypothetically that $10,000 was invested in Fidelity® Mortgage Securities Fund - Initial Class on April 30, 1991. As the chart shows, by April 30, 2001, the value of the investment would have grown to $20,846 - a 108.46% increase on the initial investment. For comparison, look at how the Lehman Brothers Mortgage-Backed Securities Index did over the same period. With dividends and capital gains, if any, reinvested, the same $10,000 would have grown to $20,997 - a 109.97% increase.

Understanding
Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. That means if you sell your shares during a market downturn, you might lose money. But if you can ride out the market's ups and downs, you may have a gain.

3

Semiannual Report

Fidelity Mortgage Securities Fund - Initial Class

Performance - continued

Total Return Components

	Six months ended April 30,	Years ended October 31,
	2001	2000	1999	1998	1997	1996
Dividend returns	3.44%	7.18%	6.19%	6.17%	6.60%	6.66%
Capital returns	2.28%	0.48%	-3.05%	-0.18%	2.26%	0.08%
Total returns	5.72%	7.66%	3.14%	5.99%	8.86%	6.74%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the class. A capital return reflects both the amount paid by the class to shareholders as capital gain distributions and changes in the class' share price. Both returns assume the dividends or capital gains paid by the class are reinvested, if any.

Dividends and Yield

Periods ended April 30, 2001	Past 1 month	Past 6 months	Past 1 year
Dividends per share	5.35¢	35.76¢	70.55¢
Annualized dividend rate	6.02%	6.71%	6.67%
30-day annualized yield	6.04%	-	-

Dividends per share show the income paid by the class for a set period. If you annualize this number, based on an average share price of $10.81 over the past one month, $10.75 over the past six months and $10.57 over the past one year, you can compare the class' income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

As most major stock indexes swooned in response to a sharply slowing economy, investment-grade bonds shined. Falling interest rates, a steepening of the Treasury yield curve and extreme technical market conditions laid the framework for the six-month period ending April 30, 2001. The Lehman Brothers Aggregate Bond Index - a popular measure of taxable-bond performance - returned 6.22% during this time frame. Treasuries led the way for much of 2000 - benefiting from equity market weakness and the federal government's debt buyback program - but relinquished market leadership to the spread sectors, particularly corporate bonds, which stormed out of the gates in 2001. Still, the Lehman Brothers Treasury Index returned 5.13%. Overwhelming evidence of deteriorating economic growth late in 2000 spurred the Federal Reserve Board to aggressively unwind its yearlong tightening cycle with a total of four half-point interest-rate cuts during the first four months of 2001 - two of which were surprise, intra-meeting moves. This strong positive signal of support for the economy triggered one of the best months ever for corporates in January, after having languished throughout 2000 due to negative fundamentals. Another surge in April ensured top billing for the Lehman Brothers Credit Bond Index, which returned 7.29%. Agencies benefited from reduced political risk surrounding government-sponsored enterprises, while a red-hot housing market aided mortgage securities, despite yielding to heightened prepayment risk late in the period. The Lehman Brothers U.S. Agency and Mortgage-Backed Securities Indexes returned 6.47% and 6.10%, respectively.

(Portfolio Manager photograph)
An interview with Tom Silvia, Portfolio Manager of Fidelity Advisor Mortgage Securities Fund

Q. How did the fund perform, Tom?

A. For the six-month period that ended April 30, 2001, the fund's Initial Class shares provided a total return of 5.72%. To get a sense of how the fund did relative to its competitors, the U.S. mortgage funds average returned 5.75% for the same six-month period, according to Lipper Inc. Additionally, the Lehman Brothers Mortgage-Backed Securities Index - which tracks the types of securities in which the fund invests - returned 6.10% for the same six-month period. For the 12-month period that ended April 30, 2001, the fund's Initial Class shares provided a total return of 11.95%, while the U.S. mortgage funds average returned 11.52% and the Lehman Brothers index returned 12.72%.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What factors influenced the fund's performance during the past six months?

A. Countervailing trends made it a volatile six months, although mortgage securities ended up with decent returns. Very early on, growing evidence that the economy was slowing fueled expectations that the Federal Reserve Board would cut interest rates to stimulate the economy in 2001. Anticipation of lower rates pushed the yields on most bonds - including mortgage securities - lower and their prices higher. Unfortunately, the economy slowed at a faster-than-expected pace, prompting the Fed to aggressively slash interest rates - rather than reduce them gently - in order to avoid a recession. All told, the Fed cut short-term rates four times - in four 0.50% increments during the first four months of this year - to 4.50%, their lowest level since 1994. As interest rates plummeted, mortgage prepayments soared, putting significant pressure on mortgage security prices and causing them to lag their U.S. Treasury and U.S. government agency counterparts.

Q. What are prepayments and why do they hurt the mortgage market?

A. Prepayment occurs when homeowners refinance their mortgages or sell a home prior to the mortgage's maturity, causing the mortgage pools that make up the securities to prepay. Investors generally dislike prepayments because it potentially forces them to reinvest at lower interest rates. While there is always a certain amount of prepayment, dramatic moves in interest rates can set off unusually large swings in prepayment activity and dislocate mortgage security prices. That's what happened in the first three months of 2001 when 30-year fixed-rate mortgages fell below 7%, nearing levels where the majority of the mortgage market would find it advantageous to refinance. In April, however, mortgage securities bounced back due to anticipation that much of the risk of prepayment already had been priced into the market and refinancing activity appeared to be at or near a peak.

Q. Against that backdrop, what types of securities helped the fund's performance?

A. The fund's relatively heavy exposure to securities issued by the Federal National Mortgage Association (Fannie Mae) and the Federal Home Loan Mortgage Corporation (Freddie Mac) benefited performance. I had accumulated positions in both when they came under pressure last year as various government officials questioned the agencies' line of credit from the U.S. Treasury that gives their securities implicit government backing. That rhetoric faded toward the end of 2000, and securities issued by Fannie Mae and Freddie Mac have enjoyed a strong recovery since then. Because I had purchased them when they were relatively cheap, the combination of their price gains and higher yields helped Fannie Mae and Freddie Mac securities outperform securities issued by the Government National Mortgage Association (Ginnie Mae).

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Which holdings proved disappointing?

A. The fund was underweighted in 15-year mortgage securities in favor of 30-year securities, which hampered returns. Investors continually sought refuge in 15-year securities due to their better prepayment protection. In addition, the fund had only a small weighting in mortgage securities with coupons of 6%, which also proved to be better-insulated from prepayments than securities with higher coupons and therefore performed better.

Q. What's your outlook?

A. Given that mortgage securities offer attractive values at current levels, with yields well in excess of U.S. Treasury and U.S. government agency securities, I'm optimistic about the prospects for the mortgage market. To the extent that investors look for high yields in a falling interest-rate environment, mortgage securities should benefit.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income, consistent with prudent investment risk; the fund may also consider the potential for capital gain

Start date: December 31, 1984

Size: as of April 30, 2001, more than $524 million

Manager: Tom Silvia, since 1997; joined Fidelity in 1993

3

Tom Silvia on mortgage prepayment:

"One of the biggest risks that mortgage investors face is prepayments, which occur when homeowners refinance their mortgages or sell a house and retire their mortgages. Prepayment shortens the effective lives of mortgage securities and makes them less attractive to investors who may have to turn around and reinvest the proceeds at lower rates. During much of 2000, most prepayment activity resulted from a strong housing market, which prompted many homeowners to upgrade from one house to another and pay off their initial mortgages. In contrast, the main source of prepayment in 2001 was increased mortgage refinancings as interest rates declined. It's also important to note that, in the past several years, mortgage refinancing has become easier and cheaper due to technological advances that make it more efficient to process applications. That means that the incentive to refinance is much higher than it was just two years ago, a factor that no doubt accelerated prepayment activity beyond most observers' expectations so far this year. As the fund's portfolio manager, my job is to quantify the risk of prepayment, calculate how the market is pricing securities with various rates of prepayment in mind, and then choose securities that I believe will do well given various prepayment scenarios."

Semiannual Report

Investment Changes

Coupon Distribution as of April 30, 2001
	% of fund's investments	% of fund's investments 6 months ago
Less than 6%	1.6	0.4
6 - 6.99%	29.8	32.6
7 - 7.99%	45.7	43.7
8 - 8.99%	7.8	14.0
9% and over	1.9	2.8
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Average Years to Maturity as of April 30, 2001
6 months ago
Years	4.8	7.1
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of April 30, 2001
6 months ago
Years	3.5	3.7

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of April 30, 2001	As of October 31, 2000
Mortgage Securities 76.8%	Mortgage Securities 77.3%
CMOs and Other Mortgage Related Securities 21.4%	CMOs and Other Mortgage Related Securities 19.3%
U.S. Government Agency Obligations 0.0%	U.S. Government Agency Obligations 3.1%
Short-Term Investments and Net Other Assets 1.8%	Short-Term Investments and Net Other Assets 0.3%

Semiannual Report

Investments April 30, 2001

(Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 76.8%
	Principal Amount	Value (Note 1)
Fannie Mae - 36.7%
6% 2/1/14 to 3/1/31	$ 7,802,917	$ 7,552,195
6.5% 12/1/23 to 6/1/31	52,751,734	52,289,274
6.5% 4/1/31 (b)	16,000,000	15,835,000
6.5% 6/1/31 (b)	410,000	404,875
7% 3/1/19 to 9/1/30	58,044,486	58,590,093
7% 5/1/31 (b)	6,282,000	6,335,004
7.5% 3/1/22 to 2/1/31	39,477,335	40,289,658
8% 1/1/07 to 3/1/31 (b)	3,647,889	3,775,871
8.25% 1/1/13	49,985	52,120
8.5% 6/1/16 to 11/1/23	2,680,765	2,856,429
8.75% 11/1/08 to 7/1/09	115,294	121,124
9% 1/1/08 to 2/1/13	437,562	461,531
9.5% 5/1/03 to 8/1/22	2,190,546	2,297,887
11% 8/1/10	743,282	827,993
12.25% 5/1/13 to 5/1/15	112,975	130,714
12.5% 11/1/14 to 3/1/16	260,714	303,813
12.75% 10/1/14 to 6/1/15	39,086	43,645
13.5% 9/1/13 to 12/1/14	94,613	112,205
14% 11/1/14	40,434	48,365
		192,327,796
Freddie Mac - 14.7%
5% 7/1/10	1,817,697	1,741,013
6% 2/1/29 to 7/1/29	4,499,922	4,351,080
6.5% 1/1/24 to 9/1/24	18,847,938	18,761,949
7% 7/1/29 to 9/1/29	7,113,629	7,178,078
7% 5/1/31 (b)	11,370,000	11,476,594
7.5% 6/1/26 to 12/1/30	25,451,711	25,998,778
8% 10/1/07 to 4/1/21	449,767	465,749
8.5% 11/1/03 to 9/1/20	1,275,278	1,349,151
9% 9/1/08 to 5/1/21	3,000,597	3,175,639
10% 1/1/09 to 5/1/19	815,720	876,930
10.5% 8/1/10 to 2/1/16	74,160	80,219
11.5% 4/1/12	48,707	54,160
12.25% 6/1/14 to 7/1/15	104,713	120,578
12.5% 5/1/12 to 12/1/14	472,283	536,426
12.75% 6/1/05 to 3/1/15	48,427	54,006
13% 10/1/13 to 6/1/15	810,153	958,054
		77,178,404
Government National Mortgage Association - 25.4%
6.5% 5/15/28 to 8/15/29	6,945,087	6,889,543
6.5% 5/1/31 (b)	10,361,000	10,283,293
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value (Note 1)
Government National Mortgage Association - continued
7% 1/15/26 to 6/15/29 (c)	$ 15,079,930	$ 15,240,354
7.5% 7/15/05 to 3/15/31	29,592,690	30,352,868
7.5% 5/1/31	33,000,000	33,814,688
8% 4/15/02 to 12/15/25	6,933,884	7,210,625
8.5% 7/15/16 to 1/15/31	27,342,965	28,540,206
9% 9/20/16 to 4/20/18	57,327	60,148
9.5% 8/15/09 to 12/15/24	71,245	77,059
10.5% 6/15/04 to 2/20/18	449,282	487,814
13% 10/15/13	37,530	43,746
13.5% 7/15/11 to 10/15/14	52,082	60,586
		133,060,930
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $399,164,328)		402,567,130
Collateralized Mortgage Obligations - 4.6%

U.S. Government Agency - 4.6%
Fannie Mae REMIC planned amortization class:
Series 1999-1 Class PJ, 6.5% 2/25/29	10,049,260	9,710,097
Series 1999-51 Class LK, 6.5% 8/25/29	10,000,000	9,359,300
Freddie Mac:
REMIC planned amortization class Series 70 Class C, 9% 9/15/20	1,253,886	1,319,314
Series 1658 Class GZ, 7% 1/15/24	4,047,193	3,938,404
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $23,521,041)		24,327,115
Commercial Mortgage Securities - 16.8%

Bankers Trust II floater Series 1999-S1A Class D, 7.2475% 2/28/14 (a)(d)	5,000,000	5,010,938
CBM Funding Corp. sequential pay Series 1996-1 Class A3PI, 7.08% 11/1/07	2,300,000	2,381,039
COMM Series 2000 FL3A Class LGC, 6.9188% 5/15/02 (d)	6,306,792	6,302,850
CS First Boston Mortgage Securities Corp. Series 1997-C2 Class D, 7.27% 1/17/35	2,000,000	1,990,000
Deutsche Mortgage & Asset Receiving Corp. sequential pay Series 1998-C1 Class D, 7.231% 7/15/12	10,200,000	9,785,625
G Force CDO 2001 Ltd./G Force CDO 2001 1 Corp. Series 2001-1A Class E, 8.8% 1/20/12	2,144,409	2,020,435
Commercial Mortgage Securities - continued
	Principal Amount	Value (Note 1)
GS Mortgage Securities Corp. II Series 1998-GLII Class E, 6.9699% 4/13/31 (a)(d)	$ 1,600,000	$ 1,503,000
GS Mortgage Trust II Series 2001-FL4 Class D, 6.365% 12/15/05 (d)	9,696,626	9,696,626
Nomura Asset Securities Corp. weighted average coupon Series 1998-D6 Class A4, 7.6098% 3/17/28 (d)	15,000,000	14,528,907
Nomura Depositor Trust floater Series 1998-ST1A:
Class A4, 5.9388% 2/15/34 (a)(d)	7,900,000	7,783,969
Class A5, 6.2888% 2/15/34 (a)(d)	5,278,196	5,180,055
Structured Asset Securities Corp.:
Series 1992-M1 Class C, 7.05% 11/25/02	3,192,522	3,126,801
Series 1995-C1 Class E, 7.375% 9/25/24 (a)	805,615	817,542
Thirteen Affiliates of General Growth Properties, Inc. Series 1 Class D1, 6.917% 12/15/07 (a)	18,200,000	18,128,907
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $88,625,946)		88,256,694
Commercial Paper - 9.5%

PHH Corp. 5.57% 5/29/01	25,000,000	24,916,388
Sears Roebuck Acceptance Corp. 4.8% 7/11/01	25,000,000	24,788,478
TOTAL COMMERCIAL PAPER (Cost $49,647,826)		49,704,866
Cash Equivalents - 5.3%
	Maturity Amount
Investments in repurchase agreements (U.S. Government Obligations), in a joint trading account at 4.65%, dated 4/30/01 due 5/1/01 (Cost $27,525,000)	$ 27,528,558	27,525,000
TOTAL INVESTMENT PORTFOLIO - 113.0% (Cost $588,484,141)		592,380,805
NET OTHER ASSETS - (13.0)%		(68,005,677)
NET ASSETS - 100%		$ 524,375,128
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $38,424,411 or 7.3% of net assets.

(b) Security or a portion of the security was purchased on a delayed delivery or when-issued basis.
(c) A portion of this security is subject to a forward commitment to sell.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Income Tax Information

At April 30, 2001, the aggregate cost of investment securities for income tax purposes was $588,548,664. Net unrealized appreciation aggregated $3,832,141, of which $6,546,820 related to appreciated investment securities and $2,714,679 related to depreciated investment securities.

At October 31, 2000, the fund had a capital loss carryforward of approximately $8,706,000 of which $5,050,000 and $3,656,000 will expire on October 31, 2007 and 2008, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2001 (Unaudited)
Assets
Investment in securities, at value (including repurchase agreements of $27,525,000) (cost $588,484,141) - See accompanying schedule		$ 592,380,805
Commitment to sell securities on a delayed delivery basis	$ (14,157,500)
Receivable for securities sold on a delayed delivery basis	14,157,500	0
Receivable for investments sold, regular delivery		33,754,790
Receivable for fund shares sold		786,502
Interest receivable		2,677,519
Total assets		629,599,616
Liabilities
Payable to custodian bank	288,920
Payable for investments purchased Regular delivery	58,652,147
Delayed delivery	44,731,681
Payable for fund shares redeemed	737,158
Distributions payable	454,141
Accrued management fee	186,201
Distribution fees payable	41,432
Other payables and accrued expenses	132,808
Total liabilities		105,224,488
Net Assets		$ 524,375,128
Net Assets consist of:
Paid in capital		$ 525,505,146
Undistributed net investment income		63,065
Accumulated undistributed net realized gain (loss) on investments		(5,089,747)
Net unrealized appreciation (depreciation) on investments		3,896,664
Net Assets		$ 524,375,128

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

April 30, 2001 (Unaudited)
Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($9,565,619 ÷ 888,887 shares)	$10.76
Maximum offering price per share (100/95.25 of $10.76)	$11.30
Class T: Net Asset Value and redemption price per share ($83,266,453 ÷ 7,729,164 shares)	$10.77
Maximum offering price per share (100/96.50 of $10.77)	$11.16
Class B: Net Asset Value and offering price per share ($31,401,715 ÷ 2,918,763 shares) A	$10.76
Initial Class: Net Asset Value, offering price and redemption price per share ($391,702,093 ÷ 36,349,928 shares)	$10.78
Institutional Class: Net Asset Value, offering price and redemption price per share ($8,439,248 ÷ 784,849 shares)	$10.75

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

	Six months ended April 30, 2001 (Unaudited)
Investment Income Interest		$ 17,416,695
Expenses
Management fee	$ 1,061,738
Transfer agent fees	391,032
Distribution fees	209,333
Accounting fees and expenses	79,636
Non-interested trustees' compensation	1,202
Custodian fees and expenses	40,068
Registration fees	78,356
Audit	24,367
Legal	2,860
Miscellaneous	1,496
Total expenses before reductions	1,890,088
Expense reductions	(9,504)	1,880,584
Net investment income		15,536,111
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		3,694,413
Change in net unrealized appreciation (depreciation) on:
Investment securities	7,569,625
Delayed delivery commitments	(131,250)	7,438,375
Net gain (loss)		11,132,788
Net increase (decrease) in net assets resulting from operations		$ 26,668,899

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2001 (Unaudited)	Year ended October 31, 2000
Increase (Decrease) in Net Assets
Operations Net investment income	$ 15,536,111	$ 29,376,748
Net realized gain (loss)	3,694,413	(3,442,334)
Change in net unrealized appreciation (depreciation)	7,438,375	6,487,500
Net increase (decrease) in net assets resulting from operations	26,668,899	32,421,914
Distributions to shareholders from net investment income	(16,286,313)	(30,637,049)
Share transactions - net increase (decrease)	47,967,906	(9,263,825)
Total increase (decrease) in net assets	58,350,492	(7,478,960)
Net Assets
Beginning of period	466,024,636	473,503,596
End of period (including undistributed net investment income of $63,065 and $813,267, respectively)	$ 524,375,128	$ 466,024,636

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997 G	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.530	$ 10.480	$ 10.960	$ 11.020	$ 11.050	$ 10.830
Income from Investment Operations
Net investment income D	.328	.665	.646	.669	.170	.268
Net realized and unrealized gain (loss)	.251	.086	(.336)	(.061)	.048	.224
Total from investment operations	.579	.751	.310	.608	.218	.492
Less Distributions
From net investment income	(.349)	(.701)	(.640)	(.638)	(.168)	(.272)
From net realized gain	-	-	(.150)	(.030)	(.080)	-
Total distributions	(.349)	(.701)	(.790)	(.668)	(.248)	(.272)
Net asset value, end of period	$ 10.760	$ 10.530	$ 10.480	$ 10.960	$ 11.020	$ 11.050
Total Return B, C	5.54%	7.49%	2.93%	5.65%	2.00%	4.61%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 9,566	$ 4,610	$ 3,090	$ 1,865	$ 1,648	$ 1,586
Ratio of expenses to average net assets	.86% A	.88%	.90% F	.90% F	.90% A, F	.90% A, F
Ratio of net investment income to average net assets	6.20% A	6.44%	6.09%	6.01%	6.18% A	6.09% A
Portfolio turnover rate	194% A	99%	183%	262%	125% A	149%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class A shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G Three months ended October 31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997 G	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.540	$ 10.480	$ 10.960	$ 11.020	$ 11.050	$ 10.830
Income from Investment Operations
Net investment income D	.324	.653	.637	.665	.167	.255
Net realized and unrealized gain (loss)	.249	.092	(.338)	(.063)	.048	.233
Total from investment operations	.573	.745	.299	.602	.215	.488
Less Distributions
From net investment income	(.343)	(.685)	(.629)	(.632)	(.165)	(.268)
From net realized gain	-	-	(.150)	(.030)	(.080)	-
Total distributions	(.343)	(.685)	(.779)	(.662)	(.245)	(.268)
Net asset value, end of period	$ 10.770	$ 10.540	$ 10.480	$ 10.960	$ 11.020	$ 11.050
Total Return B, C	5.48%	7.42%	2.82%	5.60%	1.98%	4.57%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 83,266	$ 61,359	$ 29,052	$ 19,103	$ 14,649	$ 12,193
Ratio of expenses to average net assets	.96% A	1.00%	1.00% F	1.00% F	1.00% A, F	1.00% A, F
Ratio of net investment income to average net assets	6.10% A	6.33%	5.99%	6.05%	6.10% A	5.99% A
Portfolio turnover rate	194% A	99%	183%	262%	125% A	149%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the one time sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class T shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G Three months ended October 31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997 G	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.530	$ 10.480	$ 10.950	$ 11.020	$ 11.040	$ 10.830
Income from Investment Operations
Net investment income D	.288	.593	.567	.584	.142	.234
Net realized and unrealized gain (loss)	.250	.081	(.324)	(.064)	.065	.214
Total from investment operations	.538	.674	.243	.520	.207	.448
Less Distributions
From net investment income	(.308)	(.624)	(.563)	(.560)	(.147)	(.238)
From net realized gain	-	-	(.150)	(.030)	(.080)	-
Total distributions	(.308)	(.624)	(.713)	(.590)	(.227)	(.238)
Net asset value, end of period	$ 10.760	$ 10.530	$ 10.480	$ 10.950	$ 11.020	$ 11.040
Total Return B, C	5.15%	6.70%	2.29%	4.82%	1.90%	4.20%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 31,402	$ 19,911	$ 19,101	$ 7,840	$ 1,587	$ 823
Ratio of expenses to average net assets	1.62% A	1.60%	1.62%	1.65% F	1.65% A, F	1.65% A, F
Ratio of expenses to average net assets after expense reductions	1.61% A, H	1.60%	1.62%	1.65%	1.65% A	1.65% A
Ratio of net investment income to average net assets	5.45% A	5.73%	5.37%	5.37%	5.32% A	5.34% A
Portfolio turnover rate	194% A	99%	183%	262%	125% A	149%

A Annualized

B The total returns would have been lower had certain expenses not been reduced during the periods shown.

C Total returns do not include the contingent deferred sales charge and for periods of less than one year are not annualized.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Class B shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G Three months ended October 31

H FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Initial Class

Financial Highlights - Initial Class	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997 F	1997 G	1996 G
Selected Per-Share Data
Net asset value, beginning of period	$ 10.540	$ 10.490	$ 10.970	$ 11.020	$ 11.050	$ 10.780	$ 10.890
Income from Investment Operations
Net investment income	.341 D	.690 D	.674 D	.700 D	.176 D	.678 D	.729
Net realized and unrealized gain (loss)	.257	.078	(.342)	(.056)	.047	.391	(.015)
Total from investment operations	.598	.768	.332	.644	.223	1.069	.714
Less Distributions
From net investment income	(.358)	(.718)	(.662)	(.664)	(.173)	(.689)	(.724)
From net realized gain	-	-	(.150)	(.030)	(.080)	(.110)	(.100)
Total distributions	(.358)	(.718)	(.812)	(.694)	(.253)	(.799)	(.824)
Net asset value, end of period	$ 10.780	$ 10.540	$ 10.490	$ 10.970	$ 11.020	$ 11.050	$ 10.780
Total Return B, C	5.72%	7.66%	3.14%	5.99%	2.05%	10.34%	6.72%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 391,702	$ 371,107	$ 406,839	$ 459,212	$ 494,304	$ 506,113	$ 488,162
Ratio of expenses to average net assets	.67% A	.67%	.70%	.71%	.72% A	.73%	.74%
Ratio of expenses to average net assets after expense reductions	.67% A	.67%	.70%	.71%	.72% A	.73%	.73% E
Ratio of net investment income to average net assets	6.39% A	6.65%	6.29%	6.34%	6.36% A	6.26%	6.75%
Portfolio turnover rate	194% A	99%	183%	262%	125% A	149%	221%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

F Three months ended October 31

G For the year ended July 31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2001	Years ended October 31,
	(Unaudited)	2000	1999	1998	1997 H	1997 E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.520	$ 10.470	$ 10.950	$ 11.010	$ 11.040	$ 10.830
Income from Investment Operations
Net investment income D	.336	.684	.669	.693	.172	.263
Net realized and unrealized gain (loss)	.248	.080	(.343)	(.063)	.050	.226
Total from investment operations	.584	.764	.326	.630	.222	.489
Less Distributions
From net investment income	(.354)	(.714)	(.656)	(.660)	(.172)	(.279)
From net realized gain	-	-	(.150)	(.030)	(.080)	-
Total distributions	(.354)	(.714)	(.806)	(.690)	(.252)	(.279)
Net asset value, end of period	$ 10.750	$ 10.520	$ 10.470	$ 10.950	$ 11.010	$ 11.040
Total Return B, C	5.60%	7.64%	3.09%	5.86%	2.05%	4.59%
Ratios and Supplemental Data
Net assets, end of period (000 omitted)	$ 8,439	$ 9,038	$ 15,422	$ 22,038	$ 19,718	$ 13,177
Ratio of expenses to average net assets	.75% A, F	.73%	.75% F	.75% F	.75% A, F	.75% A, F
Ratio of expenses to average net assets after expense reductions	.75% A	.72% G	.75%	.75%	.75% A	.70% A, G
Ratio of net investment income to average net assets	6.31% A	6.60%	6.24%	6.30%	6.35% A	6.29% A
Portfolio turnover rate	194% A	99%	183%	262%	125% A	149%

A Annualized

B Total returns for periods of less than one year are not annualized.

C The total returns would have been lower had certain expenses not been reduced during the periods shown.

D Net investment income per share has been calculated based on average shares outstanding during the period.

E For the period March 3, 1997 (commencement of sale of Institutional Class shares) to July 31, 1997.

F FMR agreed to reimburse a portion of the class' expenses during the period. Without this reimbursement, the class' expense ratio would have been higher.

G FMR or the fund has entered into varying arrangements with third parties who either paid or reduced a portion of the class' expenses.

H Three months ended October 31

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2001 (Unaudited)

1. Significant Accounting Policies.

Fidelity Advisor Mortgage Securities Fund (the fund) is a fund of Fidelity Advisor Series II (the trust) and is authorized to issue an unlimited number of shares. Effective the close of business on February 28, 1997, the fund's Initial Class was closed to new accounts. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

The fund offers Class A, Class T, Class B, Initial Class and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the fund, and certain fund-level expense reductions, if any, are allocated on a pro rata basis to each class based on the relative net assets of each class to the total net assets of the fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. In May, 2001, the Board of Trustees approved the creation of an additional class of shares, Class C shares. Offering of the new class commences on or about August 7, 2001. Class C shares are subject to an annual distribution and service fee of 1.00% (of which .75% represents a distribution fee and .25% represents a shareholder service fee) of the class' average net assets, and a 1.00% contingent deferred sales charge levied on Class C share redemptions made within one year of purchase.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value. Investments in open-end investment companies are valued at their net asset value each business day.

Income Taxes. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."

Investment Income. Interest income, which includes accretion of original issue discount, is accrued as earned.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Distributions to Shareholders. Distributions are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for paydown gains/losses on certain securities, market discount, capital loss carryforwards and losses deferred due to wash sales.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Undistributed net investment income and accumulated undistributed net realized gain (loss) on investments may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Change in Accounting Principle. Effective November 1, 2001, the fund will adopt the provisions of the AICPA Audit and Accounting Guide for Investment Companies and will begin amortizing premium and discount on all debt securities, as required. This accounting principle change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to net investment income.

The cumulative effect of this accounting change will not have an impact on total net assets but will result in an increase or decrease to cost of securities held and a corresponding change to accumulated net undistributed realized gain (loss).

2. Operating Policies.

Joint Trading Account. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.

Repurchase Agreements. The underlying U.S. Treasury, Federal Agency, or other obligations found to be satisfactory by FMR are transferred to an account of the fund, or to the Joint Trading Account, at a custodian bank. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Operating Policies - continued

Repurchase Agreements - continued

agreement (including accrued interest). FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.

Delayed Delivery Transactions. The fund may purchase or sell securities on a delayed delivery basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The market values of the securities purchased on a delayed delivery basis are identified as such in the fund's schedule of investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Restricted Securities. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, the fund had no investments in restricted securities (excluding 144A issues).

3. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $490,597,658 and $465,461,877, respectively, of which U.S. government and government agency obligations aggregated $462,013,640 and $457,061,644, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. As the fund's investment adviser, FMR receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of the fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .0920% to .3700% for the period. The annual individual fund fee rate is .30%. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. For the period, the management fee was equivalent to an annualized rate of .43% of average net assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sub-Adviser Fee. As the fund's investment sub-adviser, Fidelity Investments Money Management, Inc., an affiliate of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Board of Trustees has adopted separate Distribution and Service Plans with respect to each class of shares (collectively referred to as "the Plans"). Under certain of the Plans, the class pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a 12b-1 fee. A portion of this fee may be reallowed to securities dealers, banks and other financial institutions for the distribution of each class of shares and providing shareholder support services. For the period, this fee was based on the following annual rates of the average net assets of each applicable class:

Class A	.15%
Class T	.25%
Class B	.90%*

* .65% represents a distribution fee and .25% represents a shareholder service fee.

For the period, each class paid FDC the following amounts, a portion of which was retained by FDC:

	Paid to FDC	Retained by FDC
Class A	$ 5,826	$ 48
Class T	93,025	0
Class B	110,482	79,871
	$ 209,333	$ 79,919

Sales Load. FDC receives a front-end sales charge of up to 4.75% for selling Class A shares, and 3.50% for selling Class T shares of the fund. FDC receives the proceeds of contingent deferred sales charges levied on Class B share redemptions occurring within six years of purchase. The Class B charge is based on declining rates ranging from 5% to 1% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. In addition, purchases of Class A and Class T shares that were subject to a finder's fee bear a contingent deferred sales charge on assets that do not remain in the fund for at least one year. The Class A and Class T contingent deferred sales charge is based on 0.25% of the lesser of the cost of shares at the initial date of purchase or the net asset value of the redeemed shares, excluding any reinvested dividends and capital gains. A portion of the sales charges paid to FDC is paid to securities dealers, banks and other financial institutions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts paid to and retained by FDC were as follows:

	Paid to FDC	Retained by FDC
Class A	$ 28,476	$ 10,772
Class T	38,831	13,245
Class B	31,243	31,243*
	$ 98,550	$ 55,260

* When Class B shares are initially sold, FDC pays commissions from its own resources to securities dealers, banks, and other financial institutions through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent (collectively referred to as the transfer agent) for the fund's Class A, Class T, Class B and Institutional Class Shares. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the transfer agent for the Initial Class Shares. FIIOC and FSC receive account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the fund. FIIOC and FSC pay for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the following amounts were paid to FIIOC or FSC:

	Amount	% of Average Net Assets
Class A	$ 7,121	.18*
Class T	68,727	.19*
Class B	22,530	.19*
Initial Class	281,819	.15*
Institutional Class	10,835	.25*
	$ 391,032

* Annualized

Accounting Fees. FSC maintains the fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

FMR voluntarily agreed to reimburse operating expenses (excluding interest, taxes, certain securities lending fees, brokerage commissions and extraordinary expenses, if any) above the following annual rates or range of annual rates of average net assets for each of the following classes:

	FMR Expense Limitations	Reimbursement
Institutional Class	.75%	$ 968

In addition, through arrangements with the fund's custodian and each class' transfer agent, credits realized as a result of uninvested cash balances were used to reduce a portion of expenses. During the period, the fund's custodian fees were reduced by $8,060 under the custodian arrangement, and Initial Class' transfer agent expenses were reduced by $476 under the transfer agent arrangement.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2001	Year ended October 31, 2000
From net investment income
Class A	$ 250,458	$ 259,663
Class T	2,351,811	2,169,235
Class B	698,277	1,158,837
Initial Class	12,699,994	26,148,441
Institutional Class	285,773	900,873
Total	$ 16,286,313	$ 30,637,049

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2001	Year ended October 31, 2000	Six months ended April 30, 2001	Year ended October 31, 2000

Class A Shares sold	547,862	215,111	$ 5,854,058	$ 2,232,936
Reinvestment of distributions	19,878	18,825	213,938	195,149
Shares redeemed	(116,827)	(90,958)	(1,255,995)	(941,418)
Net increase (decrease)	450,913	142,978	$ 4,812,001	$ 1,486,667
Class T Shares sold	3,362,194	4,402,524	$ 36,228,926	$ 45,948,619
Reinvestment of distributions	132,073	163,509	1,424,012	1,696,640
Shares redeemed	(1,588,113)	(1,514,665)	(17,140,736)	(15,663,958)
Net increase (decrease)	1,906,154	3,051,368	$ 20,512,202	$ 31,981,301
Class B Shares sold	1,307,177	652,666	$ 14,069,112	$ 6,775,572
Reinvestment of distributions	50,179	85,020	540,187	880,755
Shares redeemed	(330,255)	(669,424)	(3,559,852)	(6,925,550)
Net increase (decrease)	1,027,101	68,262	$ 11,049,447	$ 730,777
Initial Class Shares sold	2,941,500	3,201,394	$ 31,742,807	$ 33,214,158
Reinvestment of distributions	960,217	2,034,985	10,350,275	21,102,123
Shares redeemed	(2,761,136)	(8,824,923)	(29,709,560)	(91,371,208)
Net increase (decrease)	1,140,581	(3,588,544)	$ 12,383,522	$ (37,054,927)
Institutional Class Shares sold	138,619	827,963	$ 1,492,707	$ 8,501,722
Reinvestment of distributions	16,151	43,983	173,717	454,723
Shares redeemed	(229,008)	(1,486,148)	(2,455,690)	(15,364,088)
Net increase (decrease)	(74,238)	(614,202)	$ (789,266)	$ (6,407,643)

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

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Fidelity Automated
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1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

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Fidelity's Web Site
www.fidelity.com

If you are not currently on the Internet, call EarthLink Sprint at 1-800-288-2967, and be sure to ask for registration number SMD004 to receive a special Fidelity package that includes 30 days of free Internet access. EarthLink is North America's #1 independent Internet access provider.

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Fidelity On-line Xpress+®

Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-0240 or visit our web site for more information on how to manage your investments via your PC.

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investment Money
Management Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investment Japan Limited

Officers

Edward C. Johnson 3d, President

Robert C. Pozen, Senior Vice President

Dwight D. Churchill, Vice President

David L. Murphy, Vice President

Thomas J. Silvia, Vice President

Stanley N. Griffith, Assistant Vice President

Eric D. Roiter, Secretary

Robert A. Dwight, Treasurer

Maria F. Dwyer, Deputy Treasurer

John H. Costello, Assistant Treasurer

Paul F. Maloney, Assistant Treasurer

Thomas J. Simpson, Assistant Treasurer

Board of Trustees

J. Michael Cook *

Ralph F. Cox *

Phyllis Burke Davis *

Robert M. Gates *

Edward C. Johnson 3d

Donald J. Kirk *

Marie L. Knowles *

Ned C. Lautenbach *

Peter S. Lynch

Marvin L. Mann *

William O. McCoy *

Robert C. Pozen

Advisory Board

Abigail P. Johnson

William S. Stavropoulos

* Independent trustees

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
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Fidelity Service Company, Inc.

Boston, MA

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The Bank of New York

New York, NY

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